        UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

          FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

                                      AQR Funds

(Exact name of registrant as specified in charter)

    One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830
(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
           (Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2024 to March 31, 2025

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)
AQR Emerging Multi-Style II Fund

Class I: QTELX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$35	0.71%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$504,177,211
  Total Number of Portfolio Holdings252
  Portfolio Turnover Rate (excludes derivatives, if any)33%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.3
Utilities	2.6
Consumer Staples	3.2
Energy	4.0
Materials	4.3
Investment Companies	4.5
Communication Services	9.2
Industrials	10.3
Consumer Discretionary	10.8
Information Technology	20.8
Financials	27.8

Geographic Allocation

Country	% of Net Assets
China	30.8
Taiwan	17.1
India	16.4
South Korea	9.5
United States	5.8
Brazil	3.7
South Africa	2.9
Saudi Arabia	2.8
Thailand	2.1
Mexico	2.1
Others	6.6

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7
Limited Purpose Cash Investment Fund	4.5
Tencent Holdings Ltd.	4.1
Alibaba Group Holding Ltd.	2.5
China Construction Bank Corp., Class H	2.2
Samsung Electronics Co. Ltd.	2.0
MediaTek, Inc.	1.4
JBS SA	1.3
Vedanta Ltd.	1.3
Infosys Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Emerging Multi-Style II Fund

Class N: QTENX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$47	0.96%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$504,177,211
  Total Number of Portfolio Holdings252
  Portfolio Turnover Rate (excludes derivatives, if any)33%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.3
Utilities	2.6
Consumer Staples	3.2
Energy	4.0
Materials	4.3
Investment Companies	4.5
Communication Services	9.2
Industrials	10.3
Consumer Discretionary	10.8
Information Technology	20.8
Financials	27.8

Geographic Allocation

Country	% of Net Assets
China	30.8
Taiwan	17.1
India	16.4
South Korea	9.5
United States	5.8
Brazil	3.7
South Africa	2.9
Saudi Arabia	2.8
Thailand	2.1
Mexico	2.1
Others	6.6

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7
Limited Purpose Cash Investment Fund	4.5
Tencent Holdings Ltd.	4.1
Alibaba Group Holding Ltd.	2.5
China Construction Bank Corp., Class H	2.2
Samsung Electronics Co. Ltd.	2.0
MediaTek, Inc.	1.4
JBS SA	1.3
Vedanta Ltd.	1.3
Infosys Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Emerging Multi-Style II Fund

Class R6: QTERX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.61%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$504,177,211
  Total Number of Portfolio Holdings252
  Portfolio Turnover Rate (excludes derivatives, if any)33%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.3
Utilities	2.6
Consumer Staples	3.2
Energy	4.0
Materials	4.3
Investment Companies	4.5
Communication Services	9.2
Industrials	10.3
Consumer Discretionary	10.8
Information Technology	20.8
Financials	27.8

Geographic Allocation

Country	% of Net Assets
China	30.8
Taiwan	17.1
India	16.4
South Korea	9.5
United States	5.8
Brazil	3.7
South Africa	2.9
Saudi Arabia	2.8
Thailand	2.1
Mexico	2.1
Others	6.6

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7
Limited Purpose Cash Investment Fund	4.5
Tencent Holdings Ltd.	4.1
Alibaba Group Holding Ltd.	2.5
China Construction Bank Corp., Class H	2.2
Samsung Electronics Co. Ltd.	2.0
MediaTek, Inc.	1.4
JBS SA	1.3
Vedanta Ltd.	1.3
Infosys Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Global Equity Fund

Class I: AQGIX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$44	0.83%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$415,132,519
  Total Number of Portfolio Holdings372
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Real Estate	1.2
Consumer Staples	2.9
Industrials	7.2
Energy	7.4
Communication Services	8.1
Consumer Discretionary	8.6
Investment Companies	9.8
Health Care	10.0
Financials	19.9
Information Technology	21.0

Geographic Allocation

Country	% of Net Assets
United States	71.8
Japan	5.5
United Kingdom	4.6
Germany	3.0
France	2.7
Canada	1.8
Spain	1.6
Italy	1.5
Netherlands	1.3
Australia	0.6
Others	1.9

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.8
Apple, Inc.	3.8
NVIDIA Corp.	3.4
Microsoft Corp.	2.4
Amazon.com, Inc.	2.1
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.1
Meta Platforms, Inc., Class A	1.6
GE Aerospace	1.4
Merck & Co., Inc.	1.3
ConocoPhillips	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Global Equity Fund

Class N: AQGNX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$57	1.08%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$415,132,519
  Total Number of Portfolio Holdings372
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Real Estate	1.2
Consumer Staples	2.9
Industrials	7.2
Energy	7.4
Communication Services	8.1
Consumer Discretionary	8.6
Investment Companies	9.8
Health Care	10.0
Financials	19.9
Information Technology	21.0

Geographic Allocation

Country	% of Net Assets
United States	71.8
Japan	5.5
United Kingdom	4.6
Germany	3.0
France	2.7
Canada	1.8
Spain	1.6
Italy	1.5
Netherlands	1.3
Australia	0.6
Others	1.9

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.8
Apple, Inc.	3.8
NVIDIA Corp.	3.4
Microsoft Corp.	2.4
Amazon.com, Inc.	2.1
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.1
Meta Platforms, Inc., Class A	1.6
GE Aerospace	1.4
Merck & Co., Inc.	1.3
ConocoPhillips	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Global Equity Fund

Class R6: AQGRX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.73%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$415,132,519
  Total Number of Portfolio Holdings372
  Portfolio Turnover Rate (excludes derivatives, if any)56%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.2
Real Estate	1.2
Consumer Staples	2.9
Industrials	7.2
Energy	7.4
Communication Services	8.1
Consumer Discretionary	8.6
Investment Companies	9.8
Health Care	10.0
Financials	19.9
Information Technology	21.0

Geographic Allocation

Country	% of Net Assets
United States	71.8
Japan	5.5
United Kingdom	4.6
Germany	3.0
France	2.7
Canada	1.8
Spain	1.6
Italy	1.5
Netherlands	1.3
Australia	0.6
Others	1.9

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.8
Apple, Inc.	3.8
NVIDIA Corp.	3.4
Microsoft Corp.	2.4
Amazon.com, Inc.	2.1
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.1
Meta Platforms, Inc., Class A	1.6
GE Aerospace	1.4
Merck & Co., Inc.	1.3
ConocoPhillips	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Defensive Style Fund

Class I: ANDIX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$28	0.56%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$240,361,017
  Total Number of Portfolio Holdings241
  Portfolio Turnover Rate (excludes derivatives, if any)13%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	4.2
Investment Companies	3.0
Materials	3.7
Consumer Discretionary	4.1
Energy	6.6
Health Care	10.3
Industrials	10.5
Communication Services	11.0
Information Technology	11.6
Financials	13.0
Consumer Staples	21.5

Geographic Allocation

Country	% of Net Assets
Japan	20.4
Canada	11.7
United Kingdom	9.0
United States	8.6
France	8.0
Australia	7.1
Germany	6.4
Switzerland	4.4
Netherlands	3.6
Singapore	3.3
Others	17.0

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
British American Tobacco plc	1.5
Loblaw Cos. Ltd.	1.5
SAP SE	1.4
Telstra Group Ltd.	1.4
Oversea-Chinese Banking Corp. Ltd.	1.4
Novartis AG (Registered)	1.4
Beiersdorf AG	1.4
Japan Tobacco, Inc.	1.3
Nintendo Co. Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Defensive Style Fund

Class N: ANDNX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$41	0.81%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$240,361,017
  Total Number of Portfolio Holdings241
  Portfolio Turnover Rate (excludes derivatives, if any)13%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	4.2
Investment Companies	3.0
Materials	3.7
Consumer Discretionary	4.1
Energy	6.6
Health Care	10.3
Industrials	10.5
Communication Services	11.0
Information Technology	11.6
Financials	13.0
Consumer Staples	21.5

Geographic Allocation

Country	% of Net Assets
Japan	20.4
Canada	11.7
United Kingdom	9.0
United States	8.6
France	8.0
Australia	7.1
Germany	6.4
Switzerland	4.4
Netherlands	3.6
Singapore	3.3
Others	17.0

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
British American Tobacco plc	1.5
Loblaw Cos. Ltd.	1.5
SAP SE	1.4
Telstra Group Ltd.	1.4
Oversea-Chinese Banking Corp. Ltd.	1.4
Novartis AG (Registered)	1.4
Beiersdorf AG	1.4
Japan Tobacco, Inc.	1.3
Nintendo Co. Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Defensive Style Fund

Class R6: ANDRX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.46%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$240,361,017
  Total Number of Portfolio Holdings241
  Portfolio Turnover Rate (excludes derivatives, if any)13%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	4.2
Investment Companies	3.0
Materials	3.7
Consumer Discretionary	4.1
Energy	6.6
Health Care	10.3
Industrials	10.5
Communication Services	11.0
Information Technology	11.6
Financials	13.0
Consumer Staples	21.5

Geographic Allocation

Country	% of Net Assets
Japan	20.4
Canada	11.7
United Kingdom	9.0
United States	8.6
France	8.0
Australia	7.1
Germany	6.4
Switzerland	4.4
Netherlands	3.6
Singapore	3.3
Others	17.0

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
British American Tobacco plc	1.5
Loblaw Cos. Ltd.	1.5
SAP SE	1.4
Telstra Group Ltd.	1.4
Oversea-Chinese Banking Corp. Ltd.	1.4
Novartis AG (Registered)	1.4
Beiersdorf AG	1.4
Japan Tobacco, Inc.	1.3
Nintendo Co. Ltd.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Momentum Style Fund

Class I: AIMOX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$35	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$171,510,769
  Total Number of Portfolio Holdings265
  Portfolio Turnover Rate (excludes derivatives, if any)48%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.5
Utilities	2.7
Materials	3.8
Consumer Staples	3.9
Communication Services	4.6
Health Care	4.8
Energy	5.8
Information Technology	8.2
Consumer Discretionary	8.5
Industrials	20.0
Financials	32.7

Geographic Allocation

Country	% of Net Assets
Japan	15.1
Canada	14.8
Germany	12.1
United States	10.8
United Kingdom	8.6
Italy	5.6
Australia	5.1
France	4.8
Switzerland	4.1
Netherlands	3.2
Others	13.3

Top 10 Holdings

Security	% of Net Assets
Shell plc	5.4
SAP SE	2.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2.1
Deutsche Telekom AG (Registered)	1.6
Thomson Reuters Corp.	1.5
UniCredit SpA	1.5
Limited Purpose Cash Investment Fund	1.5
Intesa Sanpaolo SpA	1.3
HSBC Holdings plc	1.3
Sony Group Corp.	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Momentum Style Fund

Class N: AIONX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$48	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$171,510,769
  Total Number of Portfolio Holdings265
  Portfolio Turnover Rate (excludes derivatives, if any)48%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.5
Utilities	2.7
Materials	3.8
Consumer Staples	3.9
Communication Services	4.6
Health Care	4.8
Energy	5.8
Information Technology	8.2
Consumer Discretionary	8.5
Industrials	20.0
Financials	32.7

Geographic Allocation

Country	% of Net Assets
Japan	15.1
Canada	14.8
Germany	12.1
United States	10.8
United Kingdom	8.6
Italy	5.6
Australia	5.1
France	4.8
Switzerland	4.1
Netherlands	3.2
Others	13.3

Top 10 Holdings

Security	% of Net Assets
Shell plc	5.4
SAP SE	2.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2.1
Deutsche Telekom AG (Registered)	1.6
Thomson Reuters Corp.	1.5
UniCredit SpA	1.5
Limited Purpose Cash Investment Fund	1.5
Intesa Sanpaolo SpA	1.3
HSBC Holdings plc	1.3
Sony Group Corp.	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Momentum Style Fund

Class R6: QIORX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.53%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$171,510,769
  Total Number of Portfolio Holdings265
  Portfolio Turnover Rate (excludes derivatives, if any)48%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.5
Utilities	2.7
Materials	3.8
Consumer Staples	3.9
Communication Services	4.6
Health Care	4.8
Energy	5.8
Information Technology	8.2
Consumer Discretionary	8.5
Industrials	20.0
Financials	32.7

Geographic Allocation

Country	% of Net Assets
Japan	15.1
Canada	14.8
Germany	12.1
United States	10.8
United Kingdom	8.6
Italy	5.6
Australia	5.1
France	4.8
Switzerland	4.1
Netherlands	3.2
Others	13.3

Top 10 Holdings

Security	% of Net Assets
Shell plc	5.4
SAP SE	2.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2.1
Deutsche Telekom AG (Registered)	1.6
Thomson Reuters Corp.	1.5
UniCredit SpA	1.5
Limited Purpose Cash Investment Fund	1.5
Intesa Sanpaolo SpA	1.3
HSBC Holdings plc	1.3
Sony Group Corp.	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Multi-Style Fund

Class I: QICLX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.57%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$621,367,525
  Total Number of Portfolio Holdings204
  Portfolio Turnover Rate (excludes derivatives, if any)34%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.1
Communication Services	4.1
Investment Companies	4.2
Consumer Discretionary	4.3
Consumer Staples	4.4
Energy	5.0
Materials	5.9
Health Care	7.5
Information Technology	11.5
Industrials	20.9
Financials	29.4

Geographic Allocation

Country	% of Net Assets
Japan	18.5
Canada	11.5
United States	11.3
United Kingdom	10.3
France	8.8
Germany	8.6
Australia	5.7
Netherlands	4.5
Spain	3.0
Switzerland	3.0
Others	14.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.2
SAP SE	2.6
Roche Holding AG	2.3
Novartis AG (Registered)	2.3
Rolls-Royce Holdings plc	1.6
UniCredit SpA	1.6
Barclays plc	1.5
NatWest Group plc	1.4
Deutsche Bank AG (Registered)	1.4
Banco Santander SA	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Multi-Style Fund

Class N: QICNX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$42	0.82%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$621,367,525
  Total Number of Portfolio Holdings204
  Portfolio Turnover Rate (excludes derivatives, if any)34%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.1
Communication Services	4.1
Investment Companies	4.2
Consumer Discretionary	4.3
Consumer Staples	4.4
Energy	5.0
Materials	5.9
Health Care	7.5
Information Technology	11.5
Industrials	20.9
Financials	29.4

Geographic Allocation

Country	% of Net Assets
Japan	18.5
Canada	11.5
United States	11.3
United Kingdom	10.3
France	8.8
Germany	8.6
Australia	5.7
Netherlands	4.5
Spain	3.0
Switzerland	3.0
Others	14.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.2
SAP SE	2.6
Roche Holding AG	2.3
Novartis AG (Registered)	2.3
Rolls-Royce Holdings plc	1.6
UniCredit SpA	1.6
Barclays plc	1.5
NatWest Group plc	1.4
Deutsche Bank AG (Registered)	1.4
Banco Santander SA	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Multi-Style Fund

Class R6: QICRX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.47%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$621,367,525
  Total Number of Portfolio Holdings204
  Portfolio Turnover Rate (excludes derivatives, if any)34%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.1
Communication Services	4.1
Investment Companies	4.2
Consumer Discretionary	4.3
Consumer Staples	4.4
Energy	5.0
Materials	5.9
Health Care	7.5
Information Technology	11.5
Industrials	20.9
Financials	29.4

Geographic Allocation

Country	% of Net Assets
Japan	18.5
Canada	11.5
United States	11.3
United Kingdom	10.3
France	8.8
Germany	8.6
Australia	5.7
Netherlands	4.5
Spain	3.0
Switzerland	3.0
Others	14.1

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.2
SAP SE	2.6
Roche Holding AG	2.3
Novartis AG (Registered)	2.3
Rolls-Royce Holdings plc	1.6
UniCredit SpA	1.6
Barclays plc	1.5
NatWest Group plc	1.4
Deutsche Bank AG (Registered)	1.4
Banco Santander SA	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Defensive Style Fund

Class I: AUEIX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$20	0.40%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,160,814,714
  Total Number of Portfolio Holdings174
  Portfolio Turnover Rate (excludes derivatives, if any)12%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.4
Utilities	1.4
Investment Companies	3.8
Consumer Discretionary	5.9
Energy	6.7
Communication Services	8.3
Information Technology	11.2
Industrials	15.0
Financials	15.0
Consumer Staples	15.9
Health Care	16.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
McKesson Corp.	1.6
Cboe Global Markets, Inc.	1.6
AT&T, Inc.	1.6
O'Reilly Automotive, Inc.	1.5
Northrop Grumman Corp.	1.5
CME Group, Inc.	1.5
Exxon Mobil Corp.	1.5
Republic Services, Inc., Class A	1.5
Progressive Corp. (The)	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Defensive Style Fund

Class N: AUENX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$33	0.66%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,160,814,714
  Total Number of Portfolio Holdings174
  Portfolio Turnover Rate (excludes derivatives, if any)12%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.4
Utilities	1.4
Investment Companies	3.8
Consumer Discretionary	5.9
Energy	6.7
Communication Services	8.3
Information Technology	11.2
Industrials	15.0
Financials	15.0
Consumer Staples	15.9
Health Care	16.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
McKesson Corp.	1.6
Cboe Global Markets, Inc.	1.6
AT&T, Inc.	1.6
O'Reilly Automotive, Inc.	1.5
Northrop Grumman Corp.	1.5
CME Group, Inc.	1.5
Exxon Mobil Corp.	1.5
Republic Services, Inc., Class A	1.5
Progressive Corp. (The)	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Defensive Style Fund

Class R6: QUERX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.31%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,160,814,714
  Total Number of Portfolio Holdings174
  Portfolio Turnover Rate (excludes derivatives, if any)12%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.4
Utilities	1.4
Investment Companies	3.8
Consumer Discretionary	5.9
Energy	6.7
Communication Services	8.3
Information Technology	11.2
Industrials	15.0
Financials	15.0
Consumer Staples	15.9
Health Care	16.4

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
McKesson Corp.	1.6
Cboe Global Markets, Inc.	1.6
AT&T, Inc.	1.6
O'Reilly Automotive, Inc.	1.5
Northrop Grumman Corp.	1.5
CME Group, Inc.	1.5
Exxon Mobil Corp.	1.5
Republic Services, Inc., Class A	1.5
Progressive Corp. (The)	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Momentum Style Fund

Class I: AMOMX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$20	0.41%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$598,090,241
  Total Number of Portfolio Holdings271
  Portfolio Turnover Rate (excludes derivatives, if any)43%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.6
Utilities	1.9
Energy	2.4
Investment Companies	4.3
Consumer Staples	4.8
Health Care	5.9
Communication Services	10.9
Industrials	13.0
Consumer Discretionary	13.7
Financials	17.5
Information Technology	23.1

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.6
Apple, Inc.	5.1
Amazon.com, Inc.	5.0
Meta Platforms, Inc., Class A	4.3
Limited Purpose Cash Investment Fund	4.3
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.3
Tesla, Inc.	2.3
JPMorgan Chase & Co.	2.2
Walmart, Inc.	2.0

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Momentum Style Fund

Class N: AMONX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$32	0.66%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$598,090,241
  Total Number of Portfolio Holdings271
  Portfolio Turnover Rate (excludes derivatives, if any)43%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.6
Utilities	1.9
Energy	2.4
Investment Companies	4.3
Consumer Staples	4.8
Health Care	5.9
Communication Services	10.9
Industrials	13.0
Consumer Discretionary	13.7
Financials	17.5
Information Technology	23.1

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.6
Apple, Inc.	5.1
Amazon.com, Inc.	5.0
Meta Platforms, Inc., Class A	4.3
Limited Purpose Cash Investment Fund	4.3
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.3
Tesla, Inc.	2.3
JPMorgan Chase & Co.	2.2
Walmart, Inc.	2.0

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Momentum Style Fund

Class R6: QMORX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.31%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$598,090,241
  Total Number of Portfolio Holdings271
  Portfolio Turnover Rate (excludes derivatives, if any)43%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.6
Utilities	1.9
Energy	2.4
Investment Companies	4.3
Consumer Staples	4.8
Health Care	5.9
Communication Services	10.9
Industrials	13.0
Consumer Discretionary	13.7
Financials	17.5
Information Technology	23.1

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.6
Apple, Inc.	5.1
Amazon.com, Inc.	5.0
Meta Platforms, Inc., Class A	4.3
Limited Purpose Cash Investment Fund	4.3
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.3
Tesla, Inc.	2.3
JPMorgan Chase & Co.	2.2
Walmart, Inc.	2.0

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Multi-Style Fund

Class I: QCELX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$20	0.41%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,097,499,888
  Total Number of Portfolio Holdings179
  Portfolio Turnover Rate (excludes derivatives, if any)27%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.5
Energy	0.6
Utilities	2.0
Investment Companies	4.6
Health Care	5.1
Consumer Staples	6.2
Communication Services	9.3
Consumer Discretionary	9.4
Industrials	14.0
Financials	20.4
Information Technology	27.6

Top 10 Holdings

Security	% of Net Assets
Apple, Inc.	5.9
Microsoft Corp.	5.5
NVIDIA Corp.	5.0
Limited Purpose Cash Investment Fund	4.6
Meta Platforms, Inc., Class A	2.3
Amazon.com, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.8
AT&T, Inc.	1.7
Altria Group, Inc.	1.6
Alphabet, Inc., Class C	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Multi-Style Fund

Class N: QCENX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$32	0.66%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,097,499,888
  Total Number of Portfolio Holdings179
  Portfolio Turnover Rate (excludes derivatives, if any)27%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.5
Energy	0.6
Utilities	2.0
Investment Companies	4.6
Health Care	5.1
Consumer Staples	6.2
Communication Services	9.3
Consumer Discretionary	9.4
Industrials	14.0
Financials	20.4
Information Technology	27.6

Top 10 Holdings

Security	% of Net Assets
Apple, Inc.	5.9
Microsoft Corp.	5.5
NVIDIA Corp.	5.0
Limited Purpose Cash Investment Fund	4.6
Meta Platforms, Inc., Class A	2.3
Amazon.com, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.8
AT&T, Inc.	1.7
Altria Group, Inc.	1.6
Alphabet, Inc., Class C	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Multi-Style Fund

Class R6: QCERX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.31%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,097,499,888
  Total Number of Portfolio Holdings179
  Portfolio Turnover Rate (excludes derivatives, if any)27%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	0.5
Energy	0.6
Utilities	2.0
Investment Companies	4.6
Health Care	5.1
Consumer Staples	6.2
Communication Services	9.3
Consumer Discretionary	9.4
Industrials	14.0
Financials	20.4
Information Technology	27.6

Top 10 Holdings

Security	% of Net Assets
Apple, Inc.	5.9
Microsoft Corp.	5.5
NVIDIA Corp.	5.0
Limited Purpose Cash Investment Fund	4.6
Meta Platforms, Inc., Class A	2.3
Amazon.com, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.8
AT&T, Inc.	1.7
Altria Group, Inc.	1.6
Alphabet, Inc., Class C	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Momentum Style Fund

Class I: ASMOX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$29	0.61%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$117,024,117
  Total Number of Portfolio Holdings640
  Portfolio Turnover Rate (excludes derivatives, if any)39%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.9
Investment Companies	3.0
Consumer Staples	3.3
Communication Services	3.3
Real Estate	3.5
Energy	4.7
Consumer Discretionary	8.5
Information Technology	12.7
Industrials	18.1
Health Care	18.2
Financials	22.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
Sprouts Farmers Market, Inc.	1.6
Mr Cooper Group, Inc.	1.5
Mueller Industries, Inc.	0.9
Summit Therapeutics, Inc.	0.9
Insmed, Inc.	0.9
Corcept Therapeutics, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Carpenter Technology Corp.	0.7
Aurora Innovation, Inc.	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Momentum Style Fund

Class N: ASMNX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$41	0.86%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$117,024,117
  Total Number of Portfolio Holdings640
  Portfolio Turnover Rate (excludes derivatives, if any)39%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.9
Investment Companies	3.0
Consumer Staples	3.3
Communication Services	3.3
Real Estate	3.5
Energy	4.7
Consumer Discretionary	8.5
Information Technology	12.7
Industrials	18.1
Health Care	18.2
Financials	22.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
Sprouts Farmers Market, Inc.	1.6
Mr Cooper Group, Inc.	1.5
Mueller Industries, Inc.	0.9
Summit Therapeutics, Inc.	0.9
Insmed, Inc.	0.9
Corcept Therapeutics, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Carpenter Technology Corp.	0.7
Aurora Innovation, Inc.	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Momentum Style Fund

Class R6: QSMRX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.51%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$117,024,117
  Total Number of Portfolio Holdings640
  Portfolio Turnover Rate (excludes derivatives, if any)39%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	2.9
Investment Companies	3.0
Consumer Staples	3.3
Communication Services	3.3
Real Estate	3.5
Energy	4.7
Consumer Discretionary	8.5
Information Technology	12.7
Industrials	18.1
Health Care	18.2
Financials	22.3

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
Sprouts Farmers Market, Inc.	1.6
Mr Cooper Group, Inc.	1.5
Mueller Industries, Inc.	0.9
Summit Therapeutics, Inc.	0.9
Insmed, Inc.	0.9
Corcept Therapeutics, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Carpenter Technology Corp.	0.7
Aurora Innovation, Inc.	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Multi-Style Fund

Class I: QSMLX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$104,491,498
  Total Number of Portfolio Holdings437
  Portfolio Turnover Rate (excludes derivatives, if any)31%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	1.7
Energy	3.4
Communication Services	4.3
Consumer Staples	4.8
Investment Companies	5.0
Consumer Discretionary	8.2
Health Care	15.5
Information Technology	15.7
Industrials	16.2
Financials	23.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.0
Corcept Therapeutics, Inc.	1.6
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.4
Mueller Industries, Inc.	1.3
Catalyst Pharmaceuticals, Inc.	1.2
SITE Centers Corp.	1.1
Perdoceo Education Corp.	1.0
UFP Industries, Inc.	0.9
InterDigital, Inc.	0.9

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Multi-Style Fund

Class N: QSMNX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$43	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$104,491,498
  Total Number of Portfolio Holdings437
  Portfolio Turnover Rate (excludes derivatives, if any)31%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	1.7
Energy	3.4
Communication Services	4.3
Consumer Staples	4.8
Investment Companies	5.0
Consumer Discretionary	8.2
Health Care	15.5
Information Technology	15.7
Industrials	16.2
Financials	23.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.0
Corcept Therapeutics, Inc.	1.6
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.4
Mueller Industries, Inc.	1.3
Catalyst Pharmaceuticals, Inc.	1.2
SITE Centers Corp.	1.1
Perdoceo Education Corp.	1.0
UFP Industries, Inc.	0.9
InterDigital, Inc.	0.9

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Multi-Style Fund

Class R6: QSERX

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$26	0.53%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$104,491,498
  Total Number of Portfolio Holdings437
  Portfolio Turnover Rate (excludes derivatives, if any)31%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2025, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Others	1.5
Materials	1.7
Energy	3.4
Communication Services	4.3
Consumer Staples	4.8
Investment Companies	5.0
Consumer Discretionary	8.2
Health Care	15.5
Information Technology	15.7
Industrials	16.2
Financials	23.5

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.0
Corcept Therapeutics, Inc.	1.6
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.4
Mueller Industries, Inc.	1.3
Catalyst Pharmaceuticals, Inc.	1.2
SITE Centers Corp.	1.1
Perdoceo Education Corp.	1.0
UFP Industries, Inc.	0.9
InterDigital, Inc.	0.9

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the 1940 Act.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Semi-Annual Report
March 31, 2025 (Unaudited)
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
6
AQR International Multi-Style Fund
..................................................................
13
AQR Emerging Multi-Style II Fund
...................................................................
17
AQR Large Cap Momentum Style Fund
...............................................................
22
AQR Small Cap Momentum Style Fund
...............................................................
28
AQR International Momentum Style Fund
..............................................................
37
AQR Large Cap Defensive Style Fund
................................................................
41
AQR International Defensive Style Fund
...............................................................
45
AQR Global Equity Fund
..........................................................................
49
Financial Statements and Notes
........................................................................
58
Other Information (Unaudited)
.........................................................................
104

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Communication Services - 9 .3%
Diversified Telecommunication Services - 2 .7%
AT&T, Inc.
661,217 18,699,217
Verizon Communications, Inc.
235,908 10,700,787
29,400,004
Entertainment - 1 .4%
Netflix, Inc. *
749 698,465
Playtika Holding Corp.
234,756 1,213,688
Spotify Technology SA *
23,551 12,953,757
14,865,910
Interactive Media & Services - 5 .1%
Alphabet, Inc., Class A
100,232 15,499,877
Alphabet, Inc., Class C
102,545 16,020,605
Meta Platforms, Inc., Class A
43,198 24,897,599
56,418,081
Wireless Telecommunication Services - 0 .1%
T-Mobile US, Inc. 4,810 1,282,875
Total Communication Services 101,966,870
Consumer Discretionary - 9 .4%
Automobiles - 1 .1%
General Motors Co.
109,942 5,170,572
Tesla, Inc. *
25,548 6,621,020
11,791,592
Broadline Retail - 2 .3%
Amazon.com, Inc. *
126,534 24,074,359
Dillard's, Inc., Class A
5,402 1,934,618
26,008,977
Diversified Consumer Services - 1 .1%
ADT, Inc.
254,682 2,073,111
Grand Canyon Education, Inc. *
10,248 1,773,109
H&R Block, Inc.
159,949 8,782,800
12,629,020
Hotels, Restaurants & Leisure - 1 .2%
Aramark
69,159 2,387,369
Booking Holdings, Inc.
1,323 6,094,942
Cava Group, Inc. *
5,108 441,382
Expedia Group, Inc.
22,069 3,709,799
Travel + Leisure Co.
5,918 273,944
12,907,436
Household Durables - 0 .3%
Lennar Corp., Class A 27,071 3,107,210
Specialty Retail - 3 .4%
AutoNation, Inc. *
46,364 7,507,259
Best Buy Co., Inc.
45,346 3,337,919
Dick's Sporting Goods, Inc.
5,679 1,144,659
Gap, Inc. (The)
253,373 5,222,017
Murphy USA, Inc.
12,078 5,674,365
Penske Automotive Group, Inc.
51,358 7,394,525
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.4% (continued)
Williams-Sonoma, Inc.
43,046 6,805,573
37,086,317
Total Consumer Discretionary 103,530,552
Consumer Staples - 6 .2%
Beverages - 0 .6%
Coca-Cola Consolidated, Inc.
3,261 4,402,350
Molson Coors Beverage Co., Class
B 44,050 2,681,324
7,083,674
Consumer Staples Distribution & Retail - 2 .5%
Albertsons Cos., Inc., Class A
230,030 5,058,360
BJ's Wholesale Club Holdings, Inc. *
10,456 1,193,030
Kroger Co. (The)
192,224 13,011,642
Walmart, Inc.
90,690 7,961,675
27,224,707
Food Products - 1 .4%
Pilgrim's Pride Corp. *
235,642 12,844,845
Seaboard Corp.
123 331,746
Tyson Foods, Inc., Class A
27,967 1,784,574
14,961,165
Tobacco - 1 .7%
Altria Group, Inc.
287,142 17,234,263
Philip Morris International, Inc.
7,885 1,251,586
18,485,849
Total Consumer Staples 67,755,395
Energy - 0 .6%
Oil, Gas & Consumable Fuels - 0 .6%
DT Midstream, Inc. 68,386 6,597,881
Financials - 20 .4%
Banks - 2 .7%
Bank OZK
41,249 1,792,269
Citigroup, Inc.
128,282 9,106,739
Citizens Financial Group, Inc.
96,738 3,963,356
FNB Corp.
23,862 320,944
JPMorgan Chase & Co.
14,700 3,605,910
M&T Bank Corp.
9,378 1,676,317
PNC Financial Services Group, Inc.
(The) 5,106 897,482
Popular, Inc.
64,511 5,958,881
Wells Fargo & Co.
28,644 2,056,353
29,378,251
Capital Markets - 3 .5%
Ameriprise Financial, Inc.
6,796 3,290,012
Bank of New York Mellon Corp.
(The) 138,868 11,646,859
Cboe Global Markets, Inc.
3,260 737,705
CME Group, Inc.
17,872 4,741,263
Janus Henderson Group plc
132,170 4,777,946
Jefferies Financial Group, Inc.
5,051 270,582

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
3
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.5% (continued)
Northern Trust Corp.
14,991 1,478,862
State Street Corp.
60,776 5,441,275
Stifel Financial Corp.
4,146 390,802
Virtu Financial, Inc., Class A
154,908 5,905,093
38,680,399
Consumer Finance - 1 .6%
Capital One Financial Corp.
32,536 5,833,705
Synchrony Financial
212,817 11,266,532
17,100,237
Financial Services - 3 .8%
Berkshire Hathaway, Inc., Class B *
37,908 20,189,042
Corebridge Financial, Inc.
250,828 7,918,640
Global Payments, Inc.
14,577 1,427,380
MGIC Investment Corp.
271,654 6,731,586
Western Union Co. (The)
527,109 5,576,813
41,843,461
Insurance - 8 .8%
Allstate Corp. (The)
74,689 15,465,851
Arch Capital Group Ltd.
3,810 366,446
Assurant, Inc.
46,102 9,669,894
Assured Guaranty Ltd.
23,180 2,042,158
Axis Capital Holdings Ltd.
131,267 13,158,204
CNA Financial Corp.
113,280 5,753,491
Everest Group Ltd.
30,124 10,944,953
Hanover Insurance Group, Inc.
(The) 2,765 480,972
Hartford Insurance Group, Inc. (The)
61,266 7,580,442
MetLife, Inc.
9,641 774,076
Old Republic International Corp.
145,087 5,690,312
Progressive Corp. (The)
6,023 1,704,569
Reinsurance Group of America, Inc.
13,854 2,727,853
RenaissanceRe Holdings Ltd.
23,958 5,749,920
Travelers Cos., Inc. (The)
2,517 665,646
Unum Group
172,643 14,063,499
96,838,286
Total Financials 223,840,634
Health Care - 5 .1%
Biotechnology - 1 .4%
AbbVie, Inc.
3,580 750,081
Exelixis, Inc. *
75,104 2,772,840
United Therapeutics Corp. *
40,507 12,487,093
16,010,014
Health Care Equipment & Supplies - 0 .2%
Solventum Corp. * 27,369 2,081,139
Health Care Providers & Services - 3 .3%
Cencora, Inc.
26,301 7,314,045
Centene Corp. *
18,842 1,143,898
Cigna Group (The)
20,894 6,874,126
Elevance Health, Inc.
23,238 10,107,600
McKesson Corp.
9,346 6,289,765
Tenet Healthcare Corp. *
21,629 2,909,101
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.3% (continued)
UnitedHealth Group, Inc.
709 371,339
Universal Health Services, Inc.,
Class B 5,286 993,239
36,003,113
Pharmaceuticals - 0 .2%
Eli Lilly & Co.
1,110 916,760
Jazz Pharmaceuticals plc *
7,361 913,868
1,830,628
Total Health Care 55,924,894
Industrials - 14 .0%
Aerospace & Defense - 5 .3%
Curtiss-Wright Corp.
12,713 4,033,453
GE Aerospace
65,530 13,115,829
Howmet Aerospace, Inc.
40,076 5,199,059
Huntington Ingalls Industries, Inc.
16,119 3,288,921
L3Harris Technologies, Inc.
2,496 522,438
Lockheed Martin Corp.
23,551 10,520,467
Northrop Grumman Corp.
1,775 908,818
RTX Corp.
101,232 13,409,191
Textron, Inc.
89,620 6,475,045
Woodward, Inc.
4,244 774,488
58,247,709
Building Products - 0 .6%
Builders FirstSource, Inc. *
23,563 2,943,961
Owens Corning
19,637 2,804,556
Trane Technologies plc
1,767 595,338
6,343,855
Construction & Engineering - 1 .1%
EMCOR Group, Inc.
23,748 8,777,973
Everus Construction Group, Inc. *
34,508 1,279,902
MasTec, Inc. *
22,127 2,582,442
12,640,317
Electrical Equipment - 1 .2%
Acuity, Inc.
41,644 10,966,948
GE Vernova, Inc.
6,797 2,074,988
13,041,936
Ground Transportation - 0 .6%
Ryder System, Inc.
44,759 6,436,792
U-Haul Holding Co. *
1,585 103,595
6,540,387
Industrial Conglomerates - 0 .2%
3M Co. 15,918 2,337,718
Machinery - 2 .7%
Allison Transmission Holdings, Inc.
119,730 11,454,569
Cummins, Inc.
17,733 5,558,232
Esab Corp.
6,546 762,609
Gates Industrial Corp. plc *
149,436 2,751,117
Oshkosh Corp.
28,905 2,719,382
PACCAR, Inc.
7,849 764,257

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 2.7% (continued)
Snap-on, Inc.
16,004 5,393,508
29,403,674
Passenger Airlines - 1 .4%
Alaska Air Group, Inc. *
34,518 1,698,976
Delta Air Lines, Inc.
94,902 4,137,727
United Airlines Holdings, Inc. *
132,838 9,172,464
15,009,167
Professional Services - 0 .9%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 2,571,831
Concentrix Corp.
47,409 2,637,837
Genpact Ltd.
48,368 2,436,780
Leidos Holdings, Inc.
21,504 2,901,750
10,548,198
Total Industrials 154,112,961
Information Technology - 27 .6%
Communications Equipment - 2 .2%
Arista Networks, Inc. *
69,403 5,377,344
Ciena Corp. *
6,552 395,937
Cisco Systems, Inc.
54,245 3,347,459
F5, Inc. *
20,377 5,425,784
Motorola Solutions, Inc.
9,611 4,207,792
Ubiquiti, Inc.
18,875 5,853,893
24,608,209
Electronic Equipment, Instruments & Components - 1 .7%
Arrow Electronics, Inc. *
51,638 5,361,574
Avnet, Inc.
34,160 1,642,754
Jabil, Inc.
60,562 8,240,671
TD SYNNEX Corp.
29,356 3,051,850
18,296,849
IT Services - 0 .7%
Cognizant Technology Solutions
Corp., Class A 9,464 723,996
DXC Technology Co. *
194,107 3,309,524
GoDaddy, Inc., Class A *
17,365 3,128,131
International Business Machines
Corp. 1,304 324,253
Kyndryl Holdings, Inc. *
20,216 634,782
8,120,686
Semiconductors & Semiconductor Equipment - 7 .0%
Amkor Technology, Inc.
89,964 1,624,750
Applied Materials, Inc.
18,190 2,639,733
Broadcom, Inc.
77,814 13,028,398
Cirrus Logic, Inc. *
14,321 1,427,159
First Solar, Inc. *
4,273 540,235
NVIDIA Corp.
502,654 54,477,640
QUALCOMM, Inc.
19,055 2,927,039
76,664,954
INVESTMENTS SHARES VALUE ($)
Software - 9 .2%
Adobe, Inc. *
5,223 2,003,177
AppLovin Corp., Class A *
19,999 5,299,135
Docusign, Inc., Class A *
27,687 2,253,722
Dropbox, Inc., Class A *
185,432 4,952,889
Fortinet, Inc. *
7,915 761,898
Intuit, Inc.
600 368,394
Microsoft Corp.
161,583 60,656,642
Palantir Technologies, Inc., Class A *
73,472 6,201,037
Pegasystems, Inc.
26,445 1,838,456
RingCentral, Inc., Class A *
62,302 1,542,598
Teradata Corp. *
19,609 440,810
Zoom Communications, Inc., Class
A * 193,641 14,284,897
100,603,655
Technology Hardware, Storage & Peripherals - 6 .8%
Apple, Inc.
290,744 64,582,965
Hewlett Packard Enterprise Co.
228,806 3,530,476
HP, Inc.
224,814 6,225,100
74,338,541
Total Information Technology 302,632,894
Materials - 0 .1%
Construction Materials - 0 .1%
CRH plc 12,400 1,090,828
Metals & Mining - 0 .0% †
United States Steel Corp. 5,123 216,498
Total Materials 1,307,326
Real Estate - 0 .4%
Health Care REITs - 0 .4%
Omega Healthcare Investors, Inc.,
REIT 123,514 4,703,413
Utilities - 2 .0%
Electric Utilities - 1 .6%
American Electric Power Co., Inc.
3,157 344,965
Exelon Corp.
208,973 9,629,476
NRG Energy, Inc.
80,668 7,700,567
17,675,008
Gas Utilities - 0 .4%
MDU Resources Group, Inc.
138,948 2,349,611
UGI Corp.
51,887 1,715,903
4,065,514
Total Utilities 21,740,522
TOTAL COMMON STOCKS
(Cost $616,404,452) 1,044,113,342

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
5
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4 .6%
Limited Purpose Cash Investment
Fund, 4.32% (a)
(Cost $50,574,813) 50,594,153 50,578,975
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $666,979,265) 1,094,692,317
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 2,807,571
NET ASSETS - 100.0% 1,097,499,888
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 101,966,870 9 .3%
Consumer Discretionary 103,530,552 9 .4
Consumer Staples 67,755,395 6 .2
Energy 6,597,881 0 .6
Financials 223,840,634 20 .4
Health Care 55,924,894 5 .1
Industrials 154,112,961 14 .0
Information Technology 302,632,894 27 .6
Materials 1,307,326 0 .1
Real Estate 4,703,413 0 .4
Utilities 21,740,522 2 .0
Investment Companies 50,578,975 4 .6
Total Investments In Securities
At Value 1,094,692,317 99 .7
Other Assets in Excess of
Liabilities ‡ 2,807,571 0 .3
Net Assets
$ 1,097,499,888 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 159 6/2025 USD $ 44,943,338 $ 588,661
Net unrealized appreciation $ 588,661
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 2,394,346 $ 2,394,346

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.8%
Communication Services - 4 .3%
Diversified Telecommunication Services - 1 .4%
AST SpaceMobile, Inc. *
7,007 159,339
Bandwidth, Inc., Class A *
7,447 97,556
IDT Corp., Class B
14,994 769,342
Lumen Technologies, Inc. *
110,229 432,098
1,458,335
Entertainment - 0 .9%
Cinemark Holdings, Inc.
32,036 797,376
IMAX Corp. *
1,236 32,568
Marcus Corp. (The)
5,804 96,869
926,813
Interactive Media & Services - 1 .1%
Cargurus, Inc., Class A *
6,208 180,839
EverQuote, Inc., Class A *
17,736 464,506
Outbrain, Inc. *
21,948 81,866
Yelp, Inc., Class A *
13,240 490,277
1,217,488
Media - 0 .7%
AMC Networks, Inc., Class A *
50,453 347,117
Gannett Co., Inc. *
18,446 53,309
Gray Media, Inc.
49,232 212,682
TEGNA, Inc.
6,558 119,487
732,595
Wireless Telecommunication Services - 0 .2%
Telephone and Data Systems, Inc. 4,883 189,167
Total Communication Services 4,524,398
Consumer Discretionary - 8 .2%
Automobile Components - 0 .3%
Patrick Industries, Inc. 3,027 255,963
Diversified Consumer Services - 2 .5%
Adtalem Global Education, Inc. *
2,445 246,065
American Public Education, Inc. *
29,246 652,771
Chegg, Inc. *
109,494 69,989
Coursera, Inc. *
10,468 69,717
Frontdoor, Inc. *
1,007 38,689
Perdoceo Education Corp.
40,311 1,015,031
Strategic Education, Inc.
714 59,947
Stride, Inc. *
3,999 505,873
2,658,082
Hotels, Restaurants & Leisure - 1 .1%
Brinker International, Inc. *
3,668 546,715
Dine Brands Global, Inc.
2,236 52,032
El Pollo Loco Holdings, Inc. *
19,125 196,987
Monarch Casino & Resort, Inc.
646 50,226
RCI Hospitality Holdings, Inc.
2,387 102,498
Rush Street Interactive, Inc. *
19,855 212,846
Target Hospitality Corp. *
3,105 20,431
1,181,735
INVESTMENTS SHARES VALUE ($)
Household Durables - 1 .3%
Century Communities, Inc.
659 44,219
Ethan Allen Interiors, Inc.
1,098 30,415
Hamilton Beach Brands Holding Co.,
Class A 2,841 55,201
Hovnanian Enterprises, Inc., Class
A * 300 31,413
KB Home
4,244 246,661
M/I Homes, Inc. *
3,179 362,978
Taylor Morrison Home Corp., Class
A * 6,215 373,148
Tri Pointe Homes, Inc. *
6,166 196,819
1,340,854
Leisure Products - 0 .4%
Acushnet Holdings Corp.
1,421 97,566
JAKKS Pacific, Inc.
12,994 320,562
418,128
Specialty Retail - 2 .1%
Abercrombie & Fitch Co., Class A *
400 30,548
Academy Sports & Outdoors, Inc.
679 30,969
Asbury Automotive Group, Inc. *
1,971 435,276
Build-A-Bear Workshop, Inc.
5,092 189,270
Caleres, Inc.
2,052 35,356
Genesco, Inc. *
4,268 90,610
Group 1 Automotive, Inc.
2,004 765,428
Haverty Furniture Cos., Inc.
1,521 29,994
J Jill, Inc.
1,346 26,287
Lands' End, Inc. *
3,436 34,978
Sally Beauty Holdings, Inc. *
3,452 31,172
Signet Jewelers Ltd.
4,375 254,012
Sonic Automotive, Inc., Class A
626 35,657
Upbound Group, Inc.
3,070 73,557
Urban Outfitters, Inc. *
2,394 125,446
2,188,560
Textiles, Apparel & Luxury Goods - 0 .5%
Figs, Inc., Class A *
17,561 80,605
G-III Apparel Group Ltd. *
14,324 391,761
472,366
Total Consumer Discretionary 8,515,688
Consumer Staples - 4 .8%
Beverages - 0 .5%
Primo Brands Corp., Class A
6,351 225,397
Vita Coco Co., Inc. (The) *
8,955 274,471
499,868
Consumer Staples Distribution & Retail - 2 .1%
Ingles Markets, Inc., Class A
7,717 502,608
Natural Grocers by Vitamin Cottage,
Inc. 960 38,592
SpartanNash Co.
11,594 234,894
Sprouts Farmers Market, Inc. *
6,070 926,525
United Natural Foods, Inc. *
14,438 395,457

Schedule of Investments
March 31, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
7
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 2.1% (continued)
Weis Markets, Inc.
1,098 84,601
2,182,677
Food Products - 1 .5%
Cal-Maine Foods, Inc.
5,302 481,952
Dole plc
2,646 38,235
Fresh Del Monte Produce, Inc.
8,885 273,925
John B Sanfilippo & Son, Inc.
6,083 431,041
Lifeway Foods, Inc. *
5,116 125,086
Seneca Foods Corp., Class A *
400 35,616
Vital Farms, Inc. *
985 30,013
WK Kellogg Co.
8,007 159,579
1,575,447
Tobacco - 0 .7%
Turning Point Brands, Inc.
11,636 691,644
Universal Corp.
653 36,600
728,244
Total Consumer Staples 4,986,236
Energy - 3 .4%
Energy Equipment & Services - 0 .4%
ChampionX Corp.
7,665 228,417
ProPetro Holding Corp. *
26,795 196,943
425,360
Oil, Gas & Consumable Fuels - 3 .0%
Amplify Energy Corp. *
13,868 51,866
Ardmore Shipping Corp. (Ireland)
44,887 439,444
Berry Corp.
19,793 63,536
Core Natural Resources, Inc.
2,096 161,602
Dorian LPG Ltd.
7,568 169,069
FutureFuel Corp.
67,445 263,036
International Seaways, Inc.
4,710 156,372
Peabody Energy Corp.
5,533 74,972
REX American Resources Corp. *
1,748 65,672
Scorpio Tankers, Inc. (Monaco)
11,568 434,725
Sitio Royalties Corp., Class A
3,114 61,875
SM Energy Co.
11,129 333,314
Teekay Corp. Ltd.
21,949 144,205
Teekay Tankers Ltd., Class A
(Canada) 17,698 677,302
Uranium Energy Corp. *
15,619 74,659
3,171,649
Total Energy 3,597,009
Financials - 23 .5%
Banks - 10 .9%
1st Source Corp.
4,426 264,719
Amalgamated Financial Corp.
13,665 392,869
Ameris Bancorp
1,812 104,317
Associated Banc-Corp.
2,189 49,318
Axos Financial, Inc. *
2,197 141,750
Bancorp, Inc. (The) *
3,304 174,583
BankUnited, Inc.
2,616 90,095
INVESTMENTS SHARES VALUE ($)
Banks - 10.9% (continued)
Berkshire Hills Bancorp, Inc.
6,046 157,740
Brookline Bancorp, Inc.
2,851 31,076
Carter Bankshares, Inc. *
2,090 33,816
Cathay General Bancorp
6,118 263,258
Central Pacific Financial Corp.
15,736 425,501
CNB Financial Corp.
1,523 33,887
Community Trust Bancorp, Inc.
5,113 257,491
Customers Bancorp, Inc. *
9,251 464,400
Eagle Bancorp, Inc.
3,991 83,811
Enterprise Financial Services Corp.
1,345 72,280
Farmers National Banc Corp.
2,448 31,946
First Busey Corp.
13,345 288,252
First Community Bankshares, Inc.
2,312 87,139
First Financial Corp.
13,265 649,720
First Merchants Corp.
4,786 193,546
First Mid Bancshares, Inc.
2,209 77,094
First of Long Island Corp. (The)
5,460 67,431
Flushing Financial Corp.
4,751 60,338
Fulton Financial Corp.
5,753 104,072
Great Southern Bancorp, Inc.
7,773 430,391
Hancock Whitney Corp.
1,620 84,969
Hanmi Financial Corp.
21,357 483,950
Heritage Commerce Corp.
17,381 165,467
Heritage Financial Corp.
1,745 42,456
HomeTrust Bancshares, Inc.
3,361 115,215
Hope Bancorp, Inc.
21,590 226,047
Horizon Bancorp, Inc.
3,764 56,761
Independent Bank Corp.
7,972 245,458
International Bancshares Corp.
10,172 641,446
Mercantile Bank Corp.
4,280 185,923
Metropolitan Bank Holding Corp. *
6,357 355,928
Midland States Bancorp, Inc.
20,784 355,822
NBT Bancorp, Inc.
2,515 107,894
Northeast Community Bancorp, Inc.
2,814 65,960
Northfield Bancorp, Inc.
5,801 63,289
Northrim Bancorp, Inc.
1,668 122,131
Northwest Bancshares, Inc.
7,678 92,290
OceanFirst Financial Corp.
17,440 296,654
OFG Bancorp
3,824 153,036
Orrstown Financial Services, Inc.
3,271 98,163
Pathward Financial, Inc.
2,767 201,853
Peapack-Gladstone Financial Corp.
1,893 53,761
Peoples Bancorp, Inc.
1,204 35,711
Provident Financial Services, Inc.
4,829 82,914
QCR Holdings, Inc.
427 30,454
Renasant Corp.
5,100 173,043
S&T Bancorp, Inc.
4,944 183,175
Sandy Spring Bancorp, Inc.
1,756 49,080
Simmons First National Corp., Class
A 2,726 55,965
SmartFinancial, Inc.
4,060 126,185
South Plains Financial, Inc.
1,369 45,341
Third Coast Bancshares, Inc. *
8,064 269,096
TrustCo Bank Corp.
5,633 171,694
UMB Financial Corp.
910 92,001

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 10.9% (continued)
Univest Financial Corp.
12,927 366,610
Valley National Bancorp
4,521 40,192
Veritex Holdings, Inc.
3,360 83,899
WesBanco, Inc.
8,587 265,854
Westamerica Bancorp
1,618 81,919
11,398,446
Capital Markets - 0 .9%
Acadian Asset Management, Inc.
4,263 110,241
Diamond Hill Investment Group, Inc.
961 137,269
Donnelley Financial Solutions, Inc. *
4,172 182,358
StoneX Group, Inc. *
4,477 341,953
Victory Capital Holdings, Inc., Class
A 1,931 111,747
Virtus Investment Partners, Inc.
373 64,291
947,859
Consumer Finance - 2 .0%
Bread Financial Holdings, Inc.
12,187 610,325
Dave, Inc. *
1,041 86,049
Encore Capital Group, Inc. *
2,015 69,074
Enova International, Inc. *
2,754 265,926
Green Dot Corp., Class A *
49,907 421,215
Moneylion, Inc. *
317 27,424
Navient Corp.
2,210 27,912
OppFi, Inc.
27,357 254,420
PROG Holdings, Inc.
1,097 29,180
Regional Management Corp.
2,921 87,952
World Acceptance Corp. *
1,762 222,981
2,102,458
Financial Services - 2 .9%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 8,338 305,171
Burford Capital Ltd.
4,157 54,914
HA Sustainable Infrastructure
Capital, Inc. 1,451 42,427
International Money Express, Inc. *
2,690 33,948
Jackson Financial, Inc., Class A
8,481 710,538
Mr Cooper Group, Inc. *
11,796 1,410,802
NCR Atleos Corp. *
7,988 210,723
Paysafe Ltd. *
2,067 32,431
Priority Technology Holdings, Inc. *
10,203 69,533
Radian Group, Inc.
1,481 48,977
Sezzle, Inc. *
1,674 58,406
2,977,870
Insurance - 6 .5%
American Coastal Insurance Corp.
16,549 191,472
Donegal Group, Inc., Class A
1,829 35,903
Employers Holdings, Inc.
15,588 789,376
Fidelis Insurance Holdings Ltd.
(United Kingdom) 36,474 590,879
Genworth Financial, Inc., Class A *
80,234 568,859
Greenlight Capital Re Ltd., Class A *
5,579 75,595
INVESTMENTS SHARES VALUE ($)
Insurance - 6.5% (continued)
Hamilton Insurance Group Ltd.,
Class B * 8,019 166,234
HCI Group, Inc.
2,291 341,886
Heritage Insurance Holdings, Inc. *
52,612 758,665
Hippo Holdings, Inc. *
1,230 31,439
Horace Mann Educators Corp.
6,336 270,737
Investors Title Co.
580 139,826
James River Group Holdings Ltd.
35,648 149,722
Mercury General Corp.
11,532 644,639
ProAssurance Corp. *
2,603 60,780
Safety Insurance Group, Inc.
3,884 306,370
Selective Insurance Group, Inc.
4,313 394,812
Selectquote, Inc. *
6,526 21,797
SiriusPoint Ltd. (Sweden) *
7,840 135,554
Skyward Specialty Insurance Group,
Inc. * 2,744 145,212
Stewart Information Services Corp.
3,042 217,047
United Fire Group, Inc.
3,449 101,607
Universal Insurance Holdings, Inc.
28,914 685,262
6,823,673
Mortgage Real Estate Investment Trusts (REITs) - 0 .3%
Arbor Realty Trust, Inc.
6,322 74,284
Blackstone Mortgage Trust, Inc.,
Class A 9,163 183,260
257,544
Total Financials 24,507,850
Health Care - 15 .5%
Biotechnology - 7 .9%
ACADIA Pharmaceuticals, Inc. *
4,832 80,259
ADMA Biologics, Inc. *
41,612 825,582
Agios Pharmaceuticals, Inc. *
4,545 133,168
Alkermes plc *
43,802 1,446,342
Amicus Therapeutics, Inc. *
15,837 129,230
Arcellx, Inc. *
2,501 164,066
Bridgebio Pharma, Inc. *
2,254 77,921
Candel Therapeutics, Inc. *
3,475 19,634
CareDx, Inc. *
14,920 264,830
Catalyst Pharmaceuticals, Inc. *
52,381 1,270,239
Celldex Therapeutics, Inc. *
2,744 49,804
Coherus Biosciences, Inc. *
62,143 50,149
Cytokinetics, Inc. *
3,638 146,211
Eagle Pharmaceuticals, Inc. *
43,580 42,708
Entrada Therapeutics, Inc. *
2,569 23,224
Geron Corp. *
22,558 35,867
Halozyme Therapeutics, Inc. *
6,000 382,860
Insmed, Inc. *
6,637 506,337
Ironwood Pharmaceuticals, Inc.,
Class A * 176,194 259,005
Kiniksa Pharmaceuticals
International plc * 8,824 195,981
Krystal Biotech, Inc. *
1,043 188,053
Madrigal Pharmaceuticals, Inc. *
595 197,082
Organogenesis Holdings, Inc., Class
A * 90,275 389,988

Schedule of Investments
March 31, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
9
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 7.9% (continued)
PDL BioPharma, Inc. (3)*
32,677 2,663
Praxis Precision Medicines, Inc. *
744 28,175
Protagonist Therapeutics, Inc. *
15,236 736,813
PTC Therapeutics, Inc. *
1,913 97,486
Summit Therapeutics, Inc. *
6,782 130,825
Sutro Biopharma, Inc. *
19,114 12,436
TG Therapeutics, Inc. *
5,673 223,686
Travere Therapeutics, Inc. *
2,542 45,553
Veracyte, Inc. *
1,680 49,812
Vericel Corp. *
1,151 51,358
8,257,347
Health Care Equipment & Supplies - 1 .0%
Bioventus, Inc., Class A *
13,924 127,405
Embecta Corp.
2,918 37,204
Inogen, Inc. *
26,938 192,068
Integer Holdings Corp. *
268 31,627
Lantheus Holdings, Inc. *
2,682 261,763
LeMaitre Vascular, Inc.
1,143 95,898
OraSure Technologies, Inc. *
36,330 122,432
Semler Scientific, Inc. *
1,957 70,843
Tactile Systems Technology, Inc. *
10,159 134,302
Utah Medical Products, Inc.
521 29,197
1,102,739
Health Care Providers & Services - 3 .0%
AdaptHealth Corp., Class A *
31,147 337,634
Addus HomeCare Corp. *
324 32,040
Community Health Systems, Inc. *
29,250 78,975
CorVel Corp. *
7,221 808,535
Cross Country Healthcare, Inc. *
1,198 17,838
Ensign Group, Inc. (The)
3,439 445,007
GeneDx Holdings Corp. *
850 75,280
Hims & Hers Health, Inc. *
9,119 269,467
Owens & Minor, Inc. *
29,997 270,873
Patterson Cos., Inc.
5,749 179,599
Pediatrix Medical Group, Inc. *
43,760 634,082
Select Medical Holdings Corp.
1,727 28,841
3,178,171
Health Care Technology - 0 .1%
Waystar Holding Corp. * 2,474 92,429
Life Sciences Tools & Services - 0 .1%
Niagen Bioscience, Inc. * 13,582 93,716
Pharmaceuticals - 3 .4%
Amneal Pharmaceuticals, Inc. *
60,740 509,001
Amphastar Pharmaceuticals, Inc. *
1,224 35,484
Collegium Pharmaceutical, Inc. *
7,404 221,009
Corcept Therapeutics, Inc. *
15,065 1,720,724
Fulcrum Therapeutics, Inc. *
10,274 29,589
Harmony Biosciences Holdings,
Inc. * 1,411 46,831
Innoviva, Inc. *
10,755 194,988
Nektar Therapeutics, Class A *
68,154 46,345
Pacira BioSciences, Inc. *
19,744 490,639
Phibro Animal Health Corp., Class A
6,843 146,167
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.4% (continued)
Prestige Consumer Healthcare,
Inc. * 488 41,953
Supernus Pharmaceuticals, Inc. *
1,151 37,695
3,520,425
Total Health Care 16,244,827
Industrials - 16 .2%
Aerospace & Defense - 1 .2%
AAR Corp. *
1,965 110,020
Byrna Technologies, Inc. *
13,516 227,610
Ducommun, Inc. *
1,921 111,476
Moog, Inc., Class A
1,353 234,543
National Presto Industries, Inc.
997 87,646
Rocket Lab USA, Inc. *
22,525 402,747
V2X, Inc. *
1,006 49,344
1,223,386
Air Freight & Logistics - 0 .2%
Hub Group, Inc., Class A 4,758 176,855
Building Products - 1 .3%
Apogee Enterprises, Inc.
5,518 255,649
Insteel Industries, Inc.
2,902 76,323
UFP Industries, Inc.
9,180 982,627
1,314,599
Commercial Services & Supplies - 1 .1%
ACCO Brands Corp.
30,248 126,739
Deluxe Corp.
1,917 30,308
Ennis, Inc.
8,125 163,231
GEO Group, Inc. (The) *
5,381 157,179
Interface, Inc., Class A
14,577 289,208
Steelcase, Inc., Class A
20,069 219,956
UniFirst Corp.
209 36,366
Virco Mfg. Corp.
19,429 183,798
1,206,785
Construction & Engineering - 3 .2%
Arcosa, Inc.
1,307 100,796
Argan, Inc.
6,287 824,666
Fluor Corp. *
22,208 795,490
IES Holdings, Inc. *
1,465 241,886
Limbach Holdings, Inc. *
2,210 164,579
Matrix Service Co. *
2,575 32,007
MYR Group, Inc. *
1,934 218,716
Orion Group Holdings, Inc. *
4,495 23,509
Primoris Services Corp.
751 43,115
Sterling Infrastructure, Inc. *
4,429 501,407
Tutor Perini Corp. *
16,212 375,794
3,321,965
Electrical Equipment - 0 .8%
Atkore, Inc.
4,053 243,140
Blink Charging Co. *
73,970 67,882
LSI Industries, Inc.
2,101 35,717
NuScale Power Corp. *
8,213 116,296
Powell Industries, Inc.
1,479 251,918

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.8% (continued)
Preformed Line Products Co.
548 76,769
TPI Composites, Inc. *
64,113 51,675
843,397
Ground Transportation - 0 .3%
ArcBest Corp.
1,552 109,540
Covenant Logistics Group, Inc.,
Class A 11,178 248,152
357,692
Machinery - 2 .9%
Blue Bird Corp. *
9,145 296,024
Federal Signal Corp.
2,937 216,016
Hyster-Yale, Inc.
3,117 129,480
Mayville Engineering Co., Inc. *
4,180 56,137
Mueller Industries, Inc.
18,256 1,390,012
Proto Labs, Inc. *
777 27,226
REV Group, Inc.
22,425 708,630
Standex International Corp.
367 59,230
Terex Corp.
2,075 78,394
Wabash National Corp.
3,166 34,984
2,996,133
Marine Transportation - 0 .3%
Costamare, Inc. (Monaco)
28,971 285,074
Safe Bulkers, Inc. (Monaco)
20,230 74,649
359,723
Passenger Airlines - 0 .8%
Blade Air Mobility, Inc. *
32,874 89,746
SkyWest, Inc. *
6,588 575,594
Sun Country Airlines Holdings, Inc. *
12,414 152,940
818,280
Professional Services - 1 .7%
Barrett Business Services, Inc.
8,892 365,906
CSG Systems International, Inc.
749 45,292
Heidrick & Struggles International,
Inc. 8,548 366,111
IBEX Holdings Ltd. *
3,675 89,486
Kelly Services, Inc., Class A
27,539 362,689
Kforce, Inc.
5,911 288,989
Resolute Holdings Management,
Inc. * 3,103 97,248
Resources Connection, Inc.
13,909 90,965
Willdan Group, Inc. *
1,646 67,025
WNS Holdings Ltd. (India) *
690 42,428
1,816,139
Trading Companies & Distributors - 2 .4%
Beacon Roofing Supply, Inc. *
2,473 305,910
BlueLinx Holdings, Inc. *
2,676 200,646
Boise Cascade Co.
7,362 722,139
DNOW, Inc. *
9,824 167,794
DXP Enterprises, Inc. *
1,041 85,633
GMS, Inc. *
7,975 583,531
H&E Equipment Services, Inc.
1,269 120,288
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 2.4% (continued)
Hudson Technologies, Inc. *
5,440 33,565
Rush Enterprises, Inc., Class A
5,480 292,687
2,512,193
Total Industrials 16,947,147
Information Technology - 15 .7%
Communications Equipment - 1 .0%
Aviat Networks, Inc. *
7,101 136,126
CommScope Holding Co., Inc. *
24,567 130,451
NETGEAR, Inc. *
26,353 644,594
NetScout Systems, Inc. *
1,364 28,658
Viasat, Inc. *
12,786 133,230
1,073,059
Electronic Equipment, Instruments & Components - 4 .0%
Arlo Technologies, Inc. *
34,280 338,344
Bel Fuse, Inc., Class B
1,244 93,126
Benchmark Electronics, Inc.
5,586 212,435
Climb Global Solutions, Inc.
257 28,465
Daktronics, Inc. *
22,394 272,759
ePlus, Inc. *
6,394 390,226
Fabrinet (Thailand) *
2,096 413,981
Insight Enterprises, Inc. *
5,484 822,545
Kimball Electronics, Inc. *
2,579 42,424
PC Connection, Inc.
6,496 405,480
Sanmina Corp. *
10,460 796,843
ScanSource, Inc. *
10,363 352,446
TTM Technologies, Inc. *
2,115 43,379
4,212,453
IT Services - 0 .4%
Hackett Group, Inc. (The)
9,556 279,227
Unisys Corp. *
26,248 120,478
399,705
Semiconductors & Semiconductor Equipment - 1 .6%
ACM Research, Inc., Class A *
9,670 225,698
Axcelis Technologies, Inc. *
2,277 113,099
Credo Technology Group Holding
Ltd. * 7,143 286,863
FormFactor, Inc. *
5,148 145,637
NVE Corp.
916 58,386
Penguin Solutions, Inc. *
7,592 131,873
Photronics, Inc. *
23,311 483,936
Rambus, Inc. *
787 40,747
Ultra Clean Holdings, Inc. *
6,059 129,723
1,615,962
Software - 7 .0%
8x8, Inc. *
145,462 290,924
A10 Networks, Inc.
1,500 24,510
ACI Worldwide, Inc. *
8,704 476,196
Adeia, Inc.
11,411 150,853
Airship AI Holdings, Inc. *
60,652 234,117
Aurora Innovation, Inc. *
22,394 150,600
AvePoint, Inc. *
3,293 47,551

Schedule of Investments
March 31, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
11
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 7.0% (continued)
Cleanspark, Inc. *
13,483 90,606
Clear Secure, Inc., Class A
23,745 615,233
Commvault Systems, Inc. *
3,374 532,282
Consensus Cloud Solutions, Inc. *
34,704 800,968
Core Scientific, Inc. *
2,840 20,562
Daily Journal Corp. *
500 198,850
Digital Turbine, Inc. *
22,954 62,320
InterDigital, Inc.
4,625 956,219
LiveRamp Holdings, Inc. *
4,067 106,311
Mitek Systems, Inc. *
8,063 66,520
OneSpan, Inc.
15,139 230,870
Ooma, Inc. *
2,140 28,013
Pagaya Technologies Ltd., Class A *
14,876 155,900
Porch Group, Inc. *
18,678 136,163
Progress Software Corp.
5,680 292,577
Qualys, Inc. *
4,572 575,752
Sapiens International Corp. NV
(Israel) 1,250 33,862
SolarWinds Corp.
2,171 40,012
SPS Commerce, Inc. *
3,897 517,249
Terawulf, Inc. *
34,669 94,646
Verint Systems, Inc. *
10,117 180,588
WM Technology, Inc. *
107,481 121,453
Zeta Global Holdings Corp., Class
A * 8,754 118,704
7,350,411
Technology Hardware, Storage & Peripherals - 1 .7%
CompoSecure, Inc., Class A
38,951 423,397
Diebold Nixdorf, Inc. *
5,074 221,835
Eastman Kodak Co. *
63,514 401,409
Immersion Corp.
9,075 68,789
IonQ, Inc. *
25,663 566,382
Turtle Beach Corp. *
4,808 68,610
1,750,422
Total Information Technology 16,402,012
Materials - 1 .7%
Chemicals - 0 .1%
Koppers Holdings, Inc.
1,089 30,492
Rayonier Advanced Materials, Inc. *
16,797 96,583
127,075
Construction Materials - 0 .2%
Knife River Corp. *
2,158 194,673
United States Lime & Minerals, Inc.
421 37,208
231,881
Metals & Mining - 1 .4%
Alpha Metallurgical Resources, Inc.
* 873 109,343
Coeur Mining, Inc. *
27,868 164,978
Commercial Metals Co.
12,709 584,741
Constellium SE, Class A *
3,152 31,804
Metallus, Inc. *
6,794 90,768
Olympic Steel, Inc.
3,215 101,337
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.4% (continued)
Ryerson Holding Corp.
7,379 169,422
SunCoke Energy, Inc.
15,698 144,422
1,396,815
Total Materials 1,755,771
Real Estate - 1 .5%
Office REITs - 0 .2%
NET Lease Office Properties, REIT * 6,779 212,725
Real Estate Management & Development - 0 .2%
Forestar Group, Inc. * 10,063 212,732
Retail REITs - 1 .1%
SITE Centers Corp., REIT 91,724 1,177,736
Total Real Estate 1,603,193
TOTAL COMMON STOCKS
(Cost $69,611,092) 99,084,131
SHORT-TERM INVESTMENTS - 5.0%
INVESTMENT COMPANIES - 5 .0%
Limited Purpose Cash Investment
Fund, 4.32% (a)
(Cost $5,183,320) 5,184,901 5,183,346
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $74,794,412) 104,267,477
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 224,021
NET ASSETS - 100.0% 104,491,498
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,524,398 4 .3%
Consumer Discretionary 8,515,688 8 .2
Consumer Staples 4,986,236 4 .8
Energy 3,597,009 3 .4
Financials 24,507,850 23 .5
Health Care 16,244,827 15 .5
Industrials 16,947,147 16 .2
Information Technology 16,402,012 15 .7
Materials 1,755,771 1 .7
Real Estate 1,603,193 1 .5
Investment Companies 5,183,346 5 .0
Total Investments In Securities
At Value 104,267,477 99 .8
Other Assets in Excess of
Liabilities ‡ 224,021 0 .2
Net Assets
$ 104,491,498 100 .0%

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 43 6/2025 USD $ 4,358,265 $ 30,584
Net unrealized appreciation $ 30,584
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 296,633 $ 296,633

Schedule of Investments
March 31, 2025 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2025
13
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Australia - 5 .7%
ANZ Group Holdings Ltd. 10,132 185,508
Aristocrat Leisure Ltd. 127,293 5,148,126
BHP Group Ltd. 344,115 8,349,311
BlueScope Steel Ltd. 446,222 5,976,672
Brambles Ltd. 228,202 2,882,927
Fortescue Ltd. 788,369 7,630,646
REA Group Ltd. 5,220 724,246
Rio Tinto Ltd. 8,995 652,676
Tabcorp Holdings Ltd. 57,040 21,162
Wesfarmers Ltd. 75,906 3,441,119
WiseTech Global Ltd. 3,514 181,210
35,193,603
Belgium - 1 .0%
Ageas SA/NV 49,416 2,962,160
Groupe Bruxelles Lambert NV 1,467 109,466
UCB SA 17,106 3,011,764
6,083,390
Canada - 11 .5%
Air Canada (1)* 351,751 3,463,613
AltaGas Ltd. (1) 15,154 415,641
Bank of Nova Scotia (The) (1) 25,211 1,195,335
Canadian Imperial Bank of
Commerce (1) 3,612 203,184
CCL Industries, Inc., Class B (1) 4,615 225,418
CGI, Inc. (1) 27,366 2,731,941
Constellation Software, Inc. (1) 229 725,227
Descartes Systems Group, Inc.
(The) (1)* 13,147 1,323,516
Empire Co. Ltd., Class A (1) 93,984 3,151,196
Fairfax Financial Holdings Ltd. (1) 5,396 7,798,767
George Weston Ltd. (1) 11,610 1,979,279
Great-West Lifeco, Inc. (1) 6,006 235,307
iA Financial Corp., Inc. (1) 22,811 2,166,256
Imperial Oil Ltd. (1) 59,544 4,301,170
Intact Financial Corp. (1) 7,051 1,440,579
Kinross Gold Corp. (1) 62,180 783,380
Loblaw Cos. Ltd. (1) 25,641 3,593,179
Manulife Financial Corp. (1) 213,943 6,666,345
National Bank of Canada (1) 4,864 401,444
Onex Corp. (1) 24,727 1,654,882
Open Text Corp. (1) 152,976 3,860,942
Parkland Corp. (1) 38,860 972,681
Power Corp. of Canada (1) 5,259 185,941
Royal Bank of Canada (1) 23,203 2,613,673
Shopify, Inc., Class A (1)* 67,074 6,380,898
Suncor Energy, Inc. (1) 205,167 7,944,063
TFI International, Inc. (1) 18,324 1,418,755
Thomson Reuters Corp. (1) 11,351 1,958,788
West Fraser Timber Co. Ltd. (1) 20,600 1,582,237
71,373,637
INVESTMENTS SHARES VALUE ($)
China - 0 .7%
BOC Hong Kong Holdings Ltd. 1,029,500 4,168,366
SITC International Holdings Co.
Ltd. (1) 98,000 266,364
Wilmar International Ltd. 75,100 186,221
4,620,951
Denmark - 2 .8%
AP Moller - Maersk A/S, Class B 3,972 6,912,984
Danske Bank A/S 8,070 264,143
Novo Nordisk A/S, Class B 63,058 4,311,801
Pandora A/S 16,222 2,486,205
ROCKWOOL A/S, Class B 6,394 2,650,366
Vestas Wind Systems A/S * 57,352 793,436
17,418,935
Finland - 0 .6%
Fortum OYJ 11,182 183,111
Nokia OYJ 124,892 657,781
Wartsila OYJ Abp 146,693 2,617,511
3,458,403
France - 8 .8%
AXA SA 118,661 5,069,883
BNP Paribas SA 64,665 5,404,659
Cie de Saint-Gobain SA 82,387 8,207,133
Credit Agricole SA 415,215 7,559,841
Dassault Aviation SA 5,041 1,662,149
Hermes International SCA 635 1,670,761
Ipsen SA 15,556 1,791,750
Publicis Groupe SA 45,751 4,316,546
Safran SA 4,845 1,275,608
Societe Generale SA 170,674 7,699,772
Sodexo SA (1) 23,680 1,520,948
Teleperformance SE 15,690 1,577,648
TotalEnergies SE 104,383 6,725,708
Unibail-Rodamco-Westfield, REIT * 4,856 409,412
54,891,818
Germany - 8 .6%
Allianz SE (Registered) 5,066 1,938,808
Commerzbank AG 319,217 7,305,276
Deutsche Bank AG (Registered) 368,058 8,773,461
Deutsche Boerse AG 5,597 1,651,449
Fresenius SE & Co. KGaA * 12,270 523,851
Hannover Rueck SE 2,264 674,803
Heidelberg Materials AG 3,572 615,733
Knorr-Bremse AG 13,294 1,209,819
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,521 4,119,453
Rational AG 365 304,102
Rheinmetall AG 3,108 4,447,308
RWE AG (1) 18,330 654,464
SAP SE 60,562 16,227,569
Siemens AG (Registered) 3,531 815,471
Siemens Energy AG * 3,772 223,612
Talanx AG 40,087 4,216,202
53,701,381

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1 .4%
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,436,840
Link, REIT 39,000 182,761
Swire Pacific Ltd., Class A (1) 60,500 533,358
WH Group Ltd. (a) 7,000,500 6,427,888
8,580,847
Italy - 2 .9%
Banco BPM SpA 39,063 397,507
Intesa Sanpaolo SpA 100,331 517,073
Leonardo SpA 158,602 7,723,736
UniCredit SpA 171,597 9,632,108
18,270,424
Japan - 18 .5%
Advantest Corp. 37,600 1,676,076
Asics Corp. 94,600 2,006,237
Brother Industries Ltd. 106,100 1,921,088
Dai-ichi Life Holdings, Inc. 535,200 4,086,535
Daito Trust Construction Co. Ltd. 24,000 2,455,782
Disco Corp. 6,100 1,245,752
ENEOS Holdings, Inc. 234,100 1,234,646
Fujitsu Ltd. 127,200 2,531,394
Hikari Tsushin, Inc. 5,400 1,393,709
Hitachi Ltd. 70,800 1,662,342
Honda Motor Co. Ltd. 131,200 1,187,304
Hoya Corp. 2,500 282,146
Idemitsu Kosan Co. Ltd. 86,300 610,425
Inpex Corp. 55,000 762,894
ITOCHU Corp. 105,100 4,879,052
Japan Post Insurance Co. Ltd. 116,600 2,376,305
Japan Tobacco, Inc. 35,000 962,015
KDDI Corp. 365,800 5,778,052
Keyence Corp. 14,400 5,662,227
Koito Manufacturing Co. Ltd. 126,200 1,556,565
Konami Group Corp. 27,100 3,200,031
M3, Inc. * 12,400 141,651
Makita Corp. 41,400 1,371,726
Marubeni Corp. 68,100 1,092,448
Mitsubishi Electric Corp. 121,300 2,237,049
MonotaRO Co. Ltd. 190,600 3,560,550
MS&AD Insurance Group
Holdings, Inc. 174,900 3,803,698
Nexon Co. Ltd. 46,400 635,510
Nintendo Co. Ltd. 98,000 6,661,814
Nippon Yusen KK 59,800 1,976,276
Nitto Denko Corp. 90,800 1,679,488
Nomura Holdings, Inc. 175,200 1,079,569
Obayashi Corp. 158,600 2,115,779
Ono Pharmaceutical Co. Ltd. 27,500 295,863
Oracle Corp. Japan 29,300 3,083,337
Osaka Gas Co. Ltd. 65,900 1,491,141
Otsuka Corp. 233,700 5,059,937
Panasonic Holdings Corp. 85,300 1,017,587
Recruit Holdings Co. Ltd. 81,300 4,212,256
SCSK Corp. 27,800 687,430
Shionogi & Co. Ltd. 43,000 649,073
Sompo Holdings, Inc. 130,100 3,961,701
Subaru Corp. 64,600 1,156,932
Sumitomo Corp. 11,300 257,842
INVESTMENTS SHARES VALUE ($)
Japan - 18.5% (continued)
Tokyo Electric Power Co. Holdings,
Inc. * 623,300 1,794,294
Tokyo Electron Ltd. 55,000 7,542,292
TOPPAN Holdings, Inc. 109,900 3,004,366
Toyota Tsusho Corp. 190,500 3,209,518
Trend Micro, Inc. 17,300 1,167,888
ZOZO, Inc. 221,100 2,117,653
114,535,245
Luxembourg - 1 .0%
ArcelorMittal SA 217,094 6,271,102
Netherlands - 4 .5%
ABN AMRO Bank NV, CVA (a) 94,826 1,998,115
Adyen NV *(a) 5,113 7,837,187
ASM International NV 8,264 3,765,850
ASML Holding NV 2,310 1,528,697
ING Groep NV 109,319 2,141,702
Koninklijke Ahold Delhaize NV 96,946 3,621,424
NN Group NV 22,108 1,230,217
Wolters Kluwer NV 35,973 5,600,863
27,724,055
Singapore - 0 .6%
CapitaLand Integrated Commercial
Trust, REIT 156,096 242,566
Genting Singapore Ltd. 2,054,600 1,140,081
Oversea-Chinese Banking Corp.
Ltd. 18,800 240,941
Singapore Airlines Ltd. 258,000 1,299,669
Singapore Technologies
Engineering Ltd. 207,800 1,043,604
3,966,861
South Korea - 0 .3%
Delivery Hero SE *(a) 83,633 2,005,321
Spain - 3 .0%
Banco Bilbao Vizcaya Argentaria
SA 368,667 5,031,414
Banco Santander SA 1,298,658 8,748,947
CaixaBank SA 404,675 3,152,311
Repsol SA 130,264 1,729,584
18,662,256
Sweden - 2 .8%
Alfa Laval AB 4,091 175,402
Atlas Copco AB, Class B 42,828 602,253
Boliden AB 38,042 1,248,258
Evolution AB (a) 2,324 173,159
Hexagon AB, Class B 17,354 185,510
Investor AB, Class B 44,280 1,320,611
Saab AB, Class B 131,347 5,164,490
SKF AB, Class B * 197,819 4,007,532
Swedish Orphan Biovitrum AB * 13,198 378,205
Telefonaktiebolaget LM Ericsson,
Class B 67,988 528,998
Volvo AB, Class B * 120,441 3,533,541
17,317,959

Schedule of Investments
March 31, 2025 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
15
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3 .0%
ABB Ltd. (Registered) 169,301 8,735,585
Logitech International SA
(Registered) 28,404 2,406,819
Sandoz Group AG 21,490 901,163
Schindler Holding AG 7,093 2,223,029
UBS Group AG (Registered) 54,807 1,683,375
Zurich Insurance Group AG 3,792 2,646,847
18,596,818
United Kingdom - 10 .3%
3i Group plc 30,804 1,448,423
BAE Systems plc 301,081 6,079,577
Barclays plc 2,404,716 9,041,814
British American Tobacco plc 52,898 2,170,108
BT Group plc 1,852,664 3,973,889
Centrica plc 2,805,736 5,432,612
HSBC Holdings plc 390,049 4,421,785
Imperial Brands plc 24,800 917,647
Kingfisher plc 55,502 182,824
Lloyds Banking Group plc 751,673 705,007
London Stock Exchange Group plc 14,143 2,100,621
NatWest Group plc 1,506,177 8,893,057
Rolls-Royce Holdings plc * 992,967 9,651,010
Standard Chartered plc 388,804 5,769,608
Tesco plc 805,457 3,465,306
64,253,288
United States - 7 .1%
GSK plc 283,498 5,417,705
Holcim AG 14,221 1,530,368
James Hardie Industries plc,
CHESS * 12,915 308,208
Nestle SA (Registered) 6,721 679,202
Novartis AG (Registered) 130,124 14,452,846
Roche Holding AG 44,134 14,525,718
Shell plc 191,540 6,972,119
Swiss Re AG 1,094 186,176
44,072,342
TOTAL COMMON STOCKS
(Cost $436,858,718) 590,998,636
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4 .2%
Limited Purpose Cash Investment
Fund, 4.32% (1)(b)
(Cost $26,191,192) 26,201,588 26,193,727
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $463,049,910) 617,192,363
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% ‡ 4,175,162
NET ASSETS - 100.0% 621,367,525
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 25,290,089 4 .1%
Consumer Discretionary 26,831,984 4 .3
Consumer Staples 27,153,464 4 .4
Energy 31,253,291 5 .0
Financials 182,554,455 29 .4
Health Care 46,683,537 7 .5
Industrials 130,034,158 20 .9
Information Technology 71,082,379 11 .5
Materials 36,853,496 5 .9
Real Estate 3,290,520 0 .5
Utilities 9,971,263 1 .6
Investment Companies 26,193,727 4 .2
Total Investments In Securities
At Value 617,192,363 99 .3
Other Assets in Excess of
Liabilities ‡ 4,175,162 0 .7
Net Assets
$ 621,367,525 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $18,441,670, which represents 2.97% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 214 6/2025 USD $ 25,854,410 $ (922,830)
Net unrealized depreciation $ (922,830)
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 1,482,120 $ 1,482,120

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2025
17
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.5%
Brazil - 2 .9%
Banco do Brasil SA (1) 1,337,800 6,608,764
BB Seguridade Participacoes SA
(1) 228,200 1,611,590
Embraer SA, ADR (1)* 120,038 5,545,756
Telefonica Brasil SA (1)* 78,100 681,987
14,448,097
Chile - 0 .9%
Cencosud SA (1) 1,257,991 3,842,043
Enel Chile SA, ADR (1) 147,441 482,132
Falabella SA (1) 85,523 356,669
4,680,844
China - 30 .8%
Agricultural Bank of China Ltd.,
Class A 577,700 412,174
Alibaba Group Holding Ltd. 771,604 12,766,946
Anhui Conch Cement Co. Ltd.,
Class A 43,923 146,743
Autohome, Inc., ADR (1) 116,742 3,236,088
Baidu, Inc., Class A * 84,950 980,506
Bank of Beijing Co. Ltd., Class A 535,278 445,170
Bank of China Ltd., Class A 573,300 442,019
Bank of China Ltd., Class H 3,488,000 2,106,589
Bank of Communications Co. Ltd.,
Class A 366,400 376,005
Bank of Communications Co. Ltd.,
Class H 563,000 503,106
Bank of Ningbo Co. Ltd., Class A 55,900 198,780
Bank of Shanghai Co. Ltd., Class A 214,111 290,611
Baoshan Iron & Steel Co. Ltd.,
Class A 688,322 681,603
Bilibili, Inc., Class Z * 8,300 159,168
BOE Technology Group Co. Ltd.,
Class A 1,583,900 905,147
BYD Co. Ltd., Class A 23,200 1,203,512
BYD Electronic International Co.
Ltd. 131,500 685,636
China CITIC Bank Corp. Ltd.,
Class H 6,779,000 5,317,484
China Communications Services
Corp. Ltd., Class H 1,878,000 1,027,869
China Construction Bank Corp.,
Class H 12,709,000 11,262,265
China Everbright Bank Co. Ltd.,
Class A 505,900 263,545
China Everbright Bank Co. Ltd.,
Class H 702,000 286,136
China Galaxy Securities Co. Ltd.,
Class H 2,025,500 2,032,534
China Hongqiao Group Ltd. 2,290,000 4,737,164
China Life Insurance Co. Ltd.,
Class H 108,000 208,762
China Merchants Bank Co. Ltd.,
Class A 103,158 615,009
China Merchants Securities Co.
Ltd., Class A 225,800 551,920
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 122,100 154,067
INVESTMENTS SHARES VALUE ($)
China - 30.8% (continued)
China Minsheng Banking Corp.
Ltd., Class A 333,155 179,198
China Minsheng Banking Corp.
Ltd., Class H 1,363,000 614,600
China Overseas Land &
Investment Ltd. 287,500 514,613
China Pacific Insurance Group Co.
Ltd., Class A 59,300 262,727
China Pacific Insurance Group Co.
Ltd., Class H 737,800 2,324,451
China Petroleum & Chemical
Corp., Class A 446,400 352,326
China Resources Land Ltd. 558,000 1,851,002
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 780,198
China Taiping Insurance Holdings
Co. Ltd. 2,688,800 4,093,534
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 238,737
China Vanke Co. Ltd., Class A * 165,400 160,524
China Yangtze Power Co. Ltd.,
Class A 93,300 357,132
CITIC Ltd. 1,625,000 2,005,657
CITIC Securities Co. Ltd., Class A 143,965 524,833
Far East Horizon Ltd. (1) 1,655,000 1,354,805
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 34,567 193,303
Geely Automobile Holdings Ltd. 1,732,000 3,717,924
Guotai Junan Securities Co. Ltd.,
Class A 197,224 467,086
Haidilao International Holding Ltd.
(a) 377,000 850,271
Haier Smart Home Co. Ltd., Class
A 212,400 800,346
Hisense Home Appliances Group
Co. Ltd. 326,000 1,093,643
Huatai Securities Co. Ltd., Class A 128,200 292,109
Huaxia Bank Co. Ltd., Class A 273,900 295,483
Industrial & Commercial Bank of
China Ltd., Class A 329,800 312,929
Industrial & Commercial Bank of
China Ltd., Class H 546,000 389,615
Industrial Bank Co. Ltd., Class A 145,390 433,047
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 575,515
JD.com, Inc., Class A 320,550 6,594,207
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 137,638 930,195
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 13,800 144,863
KE Holdings, Inc., ADR (1) 55,797 1,120,962
Kingsoft Corp. Ltd. 58,600 285,390
Kuaishou Technology *(a) 240,400 1,685,820
Kunlun Energy Co. Ltd. 2,292,000 2,239,672
Kweichow Moutai Co. Ltd., Class A 6,000 1,289,911
Lenovo Group Ltd. 1,672,000 2,272,184
Li Auto, Inc., Class A * 20,900 263,390
Luxshare Precision Industry Co.
Ltd., Class A 167,407 945,396
Luzhou Laojiao Co. Ltd., Class A 17,500 312,799

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 30.8% (continued)
Meituan, Class B *(a) 174,180 3,504,932
NARI Technology Co. Ltd., Class A 336,349 1,014,012
NetEase, Inc. 45,100 926,472
New China Life Insurance Co. Ltd.,
Class A 36,300 257,623
New Oriental Education &
Technology Group, Inc. 242,800 1,154,947
PDD Holdings, Inc., ADR (1)* 43,294 5,123,845
People's Insurance Co. Group of
China Ltd. (The), Class H 2,604,000 1,348,887
PetroChina Co. Ltd., Class A 421,600 477,899
PICC Property & Casualty Co. Ltd.,
Class H 2,368,000 4,384,850
Ping An Bank Co. Ltd., Class A 151,385 234,754
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 347,036
Poly Developments and Holdings
Group Co. Ltd., Class A 133,700 151,960
Pop Mart International Group Ltd.
(a) 118,200 2,388,908
Qifu Technology, Inc., ADR (1) 124,566 5,594,259
SAIC Motor Corp. Ltd., Class A 130,000 283,572
Sany Heavy Industry Co. Ltd.,
Class A 166,900 439,056
Shanghai Pudong Development
Bank Co. Ltd., Class A 145,263 208,440
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 240,612
Sinotruk Hong Kong Ltd. 1,741,000 4,728,758
Tencent Holdings Ltd. 324,400 20,727,849
Tencent Music Entertainment
Group, ADR (1) 50,077 721,610
Wuliangye Yibin Co. Ltd., Class A 22,782 412,186
Xiaomi Corp., Class B *(a) 542,200 3,430,895
Yum China Holdings, Inc. (1) 31,605 1,645,356
154,865,673
Hungary - 0 .1%
OTP Bank Nyrt. 7,468 502,461
India - 16 .4%
ABB India Ltd. 7,039 454,288
Axis Bank Ltd., GDR (b) 8,881 563,988
Bank of Baroda 365,790 973,172
Bharat Electronics Ltd. 364,165 1,273,830
Bharat Petroleum Corp. Ltd. 48,466 156,959
BSE Ltd. 46,063 2,932,822
Canara Bank 1,872,726 1,937,708
Cipla Ltd. 107,196 1,801,417
Coal India Ltd. 1,027,996 4,765,923
Cummins India Ltd. 7,638 271,120
Divi's Laboratories Ltd. 12,786 861,570
Dixon Technologies India Ltd. (b) 3,875 594,335
DLF Ltd. 18,871 149,165
HCL Technologies Ltd. 163,098 3,021,442
HDFC Asset Management Co.
Ltd. (a) 17,588 822,877
HDFC Bank Ltd. 44,029 938,532
Hero MotoCorp Ltd. 22,511 976,902
Hindalco Industries Ltd. 338,181 2,683,517
Hindustan Aeronautics Ltd. (b) 106,814 5,190,112
INVESTMENTS SHARES VALUE ($)
India - 16.4% (continued)
Indian Hotels Co. Ltd. (The), Class
A 161,641 1,481,182
Indus Towers Ltd. * 647,195 2,516,644
Info Edge India Ltd. 20,051 1,674,092
Infosys Ltd., ADR (1) 367,278 6,702,823
InterGlobe Aviation Ltd. *(a) 35,201 2,097,957
Larsen & Toubro Ltd., GDR (1)(b) 14,876 598,015
Lupin Ltd. 6,238 147,704
Muthoot Finance Ltd. 22,601 628,369
NTPC Ltd. 821,417 3,415,080
Oil & Natural Gas Corp. Ltd. 1,648,654 4,737,948
Oil India Ltd. 56,723 255,908
Oracle Financial Services Software
Ltd. 26,595 2,423,550
Page Industries Ltd. 932 464,490
PB Fintech Ltd. * 67,130 1,239,686
Petronet LNG Ltd. 251,704 862,139
Power Finance Corp. Ltd. 379,357 1,825,307
Power Grid Corp. of India Ltd. 782,348 2,647,590
REC Ltd. 342,294 1,706,288
Reliance Industries Ltd., GDR (a) 5,457 319,210
State Bank of India, GDR (1)(b) 3,533 313,730
Suzlon Energy Ltd. * 629,217 413,843
Tata Consultancy Services Ltd. 60,516 2,545,701
Tech Mahindra Ltd. 62,118 1,024,599
Trent Ltd. 43,329 2,685,933
Union Bank of India Ltd. 331,179 485,220
Varun Beverages Ltd. 166,720 1,049,061
Vedanta Ltd. 1,245,996 6,714,330
Zomato Ltd. * 385,776 906,223
82,252,301
Indonesia - 1 .9%
Alamtri Resources Indonesia Tbk.
PT 27,246,700 3,026,871
Astra International Tbk. PT 9,547,600 2,825,609
Indofood Sukses Makmur Tbk. PT 339,000 145,246
United Tractors Tbk. PT 2,545,800 3,608,926
9,606,652
Malaysia - 0 .4%
CIMB Group Holdings Bhd. 169,900 269,193
RHB Bank Bhd. (1) 1,142,654 1,761,297
2,030,490
Mexico - 2 .1%
Alfa SAB de CV, Class A (1)* 2,633,690 2,055,268
Arca Continental SAB de CV (1) 114,678 1,199,091
Banco del Bajio SA (1)(a) 365,728 794,560
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR (1) 2,163 170,077
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 6,549 1,793,247
Grupo Financiero Banorte SAB de
CV, Class O (1) 312,108 2,164,602
Grupo Mexico SAB de CV, Series
B (1) 467,318 2,336,532
10,513,377

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
19
(Continued)
INVESTMENTS SHARES VALUE ($)
Philippines - 0 .2%
International Container Terminal
Services, Inc. (1) 124,804 774,232
Metropolitan Bank & Trust Co. 118,090 150,889
SM Prime Holdings, Inc. 596,524 250,677
1,175,798
Poland - 1 .9%
Bank Polska Kasa Opieki SA 63,165 2,887,630
PGE Polska Grupa Energetyczna
SA * 447,988 921,865
Powszechna Kasa Oszczednosci
Bank Polski SA 85,094 1,661,503
Powszechny Zaklad Ubezpieczen
SA 296,178 4,303,109
9,774,107
Russia - 0 .0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
GMK Norilskiy Nickel PAO, ADR
(3)* 2 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –
PhosAgro PJSC (3)* 3,717 –
PhosAgro PJSC, GDR (3)*(b) 72 –
Polyus PJSC (3)* 12,910 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PAO (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 2 .8%
ACWA Power Co. 10,990 999,158
Al Rajhi Co. for Co-operative
Insurance * 8,109 304,107
Arab National Bank 178,216 1,093,785
Bupa Arabia for Cooperative
Insurance Co. (1) 6,354 299,143
Co. for Cooperative Insurance
(The) 21,726 826,928
Elm Co. (1) 14,367 3,715,174
Etihad Etisalat Co. (1) 277,752 4,516,775
Riyad Bank 48,875 428,578
Saudi Electricity Co. 35,141 149,208
Saudi Telecom Co. (1) 164,431 1,987,936
14,320,792
South Africa - 2 .9%
Absa Group Ltd. (1) 119,663 1,155,122
Exxaro Resources Ltd. 163,936 1,327,436
Harmony Gold Mining Co. Ltd.,
ADR (1) 196,645 2,904,446
Nedbank Group Ltd. (1) 235,721 3,307,293
Old Mutual Ltd. (1) 2,309,043 1,498,643
Sanlam Ltd. (1) 160,986 726,566
Sibanye Stillwater Ltd. * 1,444,447 1,647,915
INVESTMENTS SHARES VALUE ($)
South Africa - 2.9% (continued)
Standard Bank Group Ltd. 167,538 2,189,108
14,756,529
South Korea - 9 .5%
Alteogen, Inc. * 1,646 402,352
DB Insurance Co. Ltd. 80,597 4,868,676
Doosan Bobcat, Inc. 10,693 365,131
GS Holdings Corp. 292 7,324
Hana Financial Group, Inc. 119,226 4,868,039
HD Hyundai Electric Co. Ltd. 1,866 380,812
HMM Co. Ltd. 80,656 1,077,054
Hyundai Glovis Co. Ltd. 9,248 711,029
Industrial Bank of Korea 310,913 3,016,881
KB Financial Group, Inc. 34,643 1,877,780
Kia Corp. 64,971 4,109,329
Korea Investment Holdings Co.
Ltd. 19,423 971,259
LG Uplus Corp. 11,488 80,397
LS Electric Co. Ltd. 10,186 1,246,995
Samsung Electronics Co. Ltd. 251,258 9,961,243
Shinhan Financial Group Co. Ltd. 56,508 1,808,417
SK Hynix, Inc. 45,296 6,038,231
Woori Financial Group, Inc. 529,751 5,982,315
47,773,264
Taiwan - 17 .1%
Accton Technology Corp. 78,960 1,398,934
ASE Technology Holding Co. Ltd. 61,840 271,770
Cathay Financial Holding Co. Ltd. 557,000 1,039,382
Compal Electronics, Inc. 398,560 387,414
Evergreen Marine Corp. Taiwan
Ltd. 960,000 6,436,441
Fubon Financial Holding Co. Ltd. 354,000 920,498
Hon Hai Precision Industry Co. Ltd. 812,760 3,666,190
International Games System Co.
Ltd. 255,000 6,003,746
MediaTek, Inc. 158,980 6,852,110
Novatek Microelectronics Corp. 18,740 311,537
Pegatron Corp. 488,900 1,249,500
PharmaEssentia Corp. * 106,000 1,671,725
Pou Chen Corp. 1,130,620 1,212,338
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,551,900 43,706,150
United Microelectronics Corp. 2,331,580 3,260,066
Wan Hai Lines Ltd. 619,000 1,475,093
Yang Ming Marine Transport Corp. 2,636,000 5,963,197
85,826,091
Thailand - 2 .1%
Kasikornbank PCL, NVDR 578,600 2,764,519
Krung Thai Bank PCL, NVDR 6,605,100 4,709,987
SCB X PCL, NVDR 735,900 2,674,522
TMBThanachart Bank PCL, NVDR 10,256,800 594,314
10,743,342
Turkiye - 0 .5%
Akbank TAS (1) 107,162 147,552
Turk Hava Yollari AO * 88,399 723,988
Turkcell Iletisim Hizmetleri A/S 83,231 210,049
Turkiye Is Bankasi A/S, Class C 374,118 120,846

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Turkiye - 0.5% (continued)
Yapi ve Kredi Bankasi A/S 2,102,751 1,332,631
2,535,066
United Arab Emirates - 0 .7%
Aldar Properties PJSC 158,981 363,060
Emaar Properties PJSC 304,253 1,101,861
Emirates NBD Bank PJSC (1) 362,761 1,995,037
3,459,958
United States - 1 .3%
JBS SA (1) 943,000 6,793,493
TOTAL COMMON STOCKS
(Cost $387,050,424) 476,058,335
PREFERRED STOCKS - 0.8%
Brazil - 0 .8%
Banco Bradesco SA (Preference)
(1) 921,200 2,045,336
Cia Energetica de Minas Gerais
(Preference) (1) 1,132,820 2,036,771
TOTAL PREFERRED STOCKS
(Cost $3,812,220)                                                     4,082,107
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4 .5%
Limited Purpose Cash Investment
Fund, 4.32% (1)(c)
(Cost $22,924,920) 22,934,061 22,927,181
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $413,787,564) 503,067,623
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 1,109,588
NET ASSETS - 100.0% 504,177,211
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 46,394,526 9 .2%
Consumer Discretionary 54,417,935 10 .8
Consumer Staples 15,957,511 3 .2
Energy 19,891,545 4 .0
Financials 140,123,553 27 .8
Health Care 5,814,963 1 .1
Industrials 51,845,968 10 .3
Information Technology 104,775,689 20 .8
Materials 21,852,252 4 .3
Real Estate 5,817,892 1 .2
Utilities 13,248,608 2 .6
Investment Companies 22,927,181 4 .5
Total Investments In Securities
At Value 503,067,623 99 .8
Other Assets in Excess of
Liabilities ‡ 1,109,588 0 .2
Net Assets
$ 504,177,211 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $15,895,430, which represents 3.15% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2025 amounted to $7,260,180, which represents 1.44% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).

Schedule of Investments
March 31, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
21
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets Index 353 6/2025 USD $ 19,605,620 $ (731,974)
Net unrealized depreciation $ (731,974)
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 1,276,113 $ 1,276,113

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.8%
Communication Services - 10 .9%
Diversified Telecommunication Services - 0 .9%
AT&T, Inc.
191,444 5,414,036
Liberty Global Ltd., Class A
(Belgium) * 19,447 223,835
5,637,871
Entertainment - 2 .3%
Electronic Arts, Inc.
6,096 880,994
Liberty Media Corp.-Liberty Live,
Class C * 3,411 232,426
Netflix, Inc. *
9,127 8,511,201
ROBLOX Corp., Class A *
3,030 176,619
Spotify Technology SA *
6,873 3,780,356
13,581,596
Interactive Media & Services - 6 .7%
Alphabet, Inc., Class A
90,699 14,025,693
Meta Platforms, Inc., Class A
44,857 25,853,781
39,879,474
Media - 0 .1%
Fox Corp., Class A 11,919 674,615
Wireless Telecommunication Services - 0 .9%
T-Mobile US, Inc. 20,790 5,544,901
Total Communication Services 65,318,457
Consumer Discretionary - 13 .7%
Automobiles - 2 .3%
Tesla, Inc. * 52,169 13,520,118
Broadline Retail - 5 .1%
Amazon.com, Inc. *
157,971 30,055,562
Coupang, Inc. (South Korea) *
11,146 244,432
eBay, Inc.
4,561 308,917
30,608,911
Diversified Consumer Services - 0 .1%
Duolingo, Inc., Class A * 1,629 505,869
Hotels, Restaurants & Leisure - 2 .3%
Aramark
9,846 339,884
Booking Holdings, Inc.
432 1,990,185
Carnival Corp. *
22,824 445,753
Cava Group, Inc. *
4,254 367,588
Chipotle Mexican Grill, Inc., Class
A * 87,318 4,384,237
Domino's Pizza, Inc.
1,642 754,417
DoorDash, Inc., Class A *
6,138 1,121,842
Dutch Bros, Inc., Class A *
9,461 584,122
McDonald's Corp.
1,564 488,547
Norwegian Cruise Line Holdings
Ltd. * 9,963 188,898
Royal Caribbean Cruises Ltd.
14,740 3,028,186
Starbucks Corp.
2,633 258,271
13,951,930
INVESTMENTS SHARES VALUE ($)
Household Durables - 0 .9%
Garmin Ltd.
12,279 2,666,139
SharkNinja, Inc. *
6,068 506,132
Somnigroup International, Inc.
14,032 840,236
Toll Brothers, Inc.
13,405 1,415,434
5,427,941
Specialty Retail - 2 .6%
AutoNation, Inc. *
11,403 1,846,374
Carvana Co., Class A *
8,044 1,681,840
Dick's Sporting Goods, Inc.
12,079 2,434,643
Gap, Inc. (The)
8,141 167,786
Home Depot, Inc. (The)
6,141 2,250,615
Lowe's Cos., Inc.
5,244 1,223,058
O'Reilly Automotive, Inc. *
1,264 1,810,781
Penske Automotive Group, Inc.
5,891 848,186
Ross Stores, Inc.
2,920 373,147
TJX Cos., Inc. (The)
5,956 725,441
Tractor Supply Co.
22,325 1,230,107
Williams-Sonoma, Inc.
5,622 888,838
15,480,816
Textiles, Apparel & Luxury Goods - 0 .4%
Amer Sports, Inc. (Finland) *
10,277 274,704
Deckers Outdoor Corp. *
10,155 1,135,431
Ralph Lauren Corp., Class A
729 160,920
Tapestry, Inc.
8,991 633,056
VF Corp.
9,708 150,668
2,354,779
Total Consumer Discretionary 81,850,364
Consumer Staples - 4 .8%
Beverages - 0 .4%
Coca-Cola Consolidated, Inc.
260 351,000
Constellation Brands, Inc., Class A
4,147 761,057
Monster Beverage Corp. *
21,254 1,243,784
2,355,841
Consumer Staples Distribution & Retail - 3 .3%
Casey's General Stores, Inc.
2,884 1,251,771
Costco Wholesale Corp.
6,245 5,906,396
Maplebear, Inc. *
4,465 178,109
Target Corp.
3,711 387,280
Walmart, Inc.
136,947 12,022,577
19,746,133
Food Products - 0 .2%
Pilgrim's Pride Corp. * 26,356 1,436,666
Household Products - 0 .0% †
Spectrum Brands Holdings, Inc. 2,398 171,577
Tobacco - 0 .9%
Altria Group, Inc.
36,194 2,172,364
Philip Morris International, Inc.
18,014 2,859,362
5,031,726
Total Consumer Staples 28,741,943

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
23
(Continued)
INVESTMENTS SHARES VALUE ($)
Energy - 2 .4%
Energy Equipment & Services - 0 .4%
TechnipFMC plc (United Kingdom) 67,787 2,148,170
Oil, Gas & Consumable Fuels - 2 .0%
Antero Resources Corp. *
16,589 670,859
Cheniere Energy, Inc.
4,455 1,030,887
Diamondback Energy, Inc.
3,302 527,924
DT Midstream, Inc.
5,809 560,452
Exxon Mobil Corp.
1,918 228,108
Marathon Petroleum Corp.
10,106 1,472,343
Occidental Petroleum Corp.
4,478 221,034
Targa Resources Corp.
32,374 6,490,016
Texas Pacific Land Corp.
531 703,570
11,905,193
Total Energy 14,053,363
Financials - 17 .5%
Banks - 6 .1%
Bank of America Corp.
129,024 5,384,172
Citigroup, Inc.
27,927 1,982,538
Citizens Financial Group, Inc.
22,411 918,179
Commerce Bancshares, Inc.
7,527 468,405
East West Bancorp, Inc.
8,433 756,946
Fifth Third Bancorp
22,659 888,233
First Citizens BancShares, Inc.,
Class A 520 964,142
First Horizon Corp.
63,769 1,238,394
JPMorgan Chase & Co.
53,419 13,103,681
KeyCorp
57,410 917,986
M&T Bank Corp.
3,374 603,102
NU Holdings Ltd., Class A (Brazil) *
56,575 579,328
Synovus Financial Corp.
8,506 397,570
Truist Financial Corp.
20,942 861,763
Wells Fargo & Co.
51,468 3,694,888
Western Alliance Bancorp
16,303 1,252,559
Wintrust Financial Corp.
8,530 959,284
Zions Bancorp NA
27,202 1,356,292
36,327,462
Capital Markets - 5 .2%
Ameriprise Financial, Inc.
6,911 3,345,684
Bank of New York Mellon Corp.
(The) 13,508 1,132,916
Blackrock, Inc.
365 345,465
Blackstone, Inc.
2,171 303,462
CME Group, Inc.
4,233 1,122,973
Coinbase Global, Inc., Class A *
6,361 1,095,555
FactSet Research Systems, Inc.
1,562 710,148
Goldman Sachs Group, Inc. (The)
2,974 1,624,666
Interactive Brokers Group, Inc.,
Class A 7,544 1,249,211
Intercontinental Exchange, Inc.
4,335 747,787
Jefferies Financial Group, Inc.
24,961 1,337,161
KKR & Co., Inc.
14,848 1,716,577
LPL Financial Holdings, Inc.
10,982 3,592,651
Moody's Corp.
2,295 1,068,759
INVESTMENTS SHARES VALUE ($)
Capital Markets - 5.2% (continued)
Morgan Stanley
31,752 3,704,506
MSCI, Inc., Class A
3,987 2,254,649
Nasdaq, Inc.
11,442 867,990
Robinhood Markets, Inc., Class A *
39,416 1,640,494
S&P Global, Inc.
3,044 1,546,656
Virtu Financial, Inc., Class A
39,822 1,518,015
30,925,325
Consumer Finance - 0 .9%
American Express Co.
8,694 2,339,121
Capital One Financial Corp.
3,365 603,344
OneMain Holdings, Inc.
11,245 549,656
SLM Corp.
10,516 308,855
SoFi Technologies, Inc. *
21,477 249,777
Synchrony Financial
26,583 1,407,304
5,458,057
Financial Services - 2 .9%
Affirm Holdings, Inc., Class A *
18,021 814,369
Apollo Global Management, Inc.
11,795 1,615,207
Berkshire Hathaway, Inc., Class B *
4,305 2,292,757
Corebridge Financial, Inc.
13,774 434,845
Equitable Holdings, Inc.
18,138 944,808
Fiserv, Inc. *
6,637 1,465,649
Mastercard, Inc., Class A
9,549 5,233,998
Toast, Inc., Class A *
25,158 834,491
Visa, Inc., Class A
10,947 3,836,486
17,472,610
Insurance - 2 .4%
Allstate Corp. (The)
6,916 1,432,096
American International Group, Inc.
17,195 1,494,933
Arch Capital Group Ltd.
6,086 585,352
Arthur J Gallagher & Co.
7,060 2,437,395
Assured Guaranty Ltd.
21,907 1,930,007
Axis Capital Holdings Ltd.
5,718 573,172
Lincoln National Corp.
5,319 191,005
Progressive Corp. (The)
14,432 4,084,400
Unum Group
23,550 1,918,383
14,646,743
Total Financials 104,830,197
Health Care - 5 .9%
Biotechnology - 0 .6%
AbbVie, Inc.
4,217 883,546
Natera, Inc. *
9,645 1,363,899
United Therapeutics Corp. *
4,751 1,464,591
Viking Therapeutics, Inc. *
6,382 154,125
3,866,161
Health Care Equipment & Supplies - 1 .2%
Boston Scientific Corp. *
17,375 1,752,790
Dexcom, Inc. *
4,031 275,277
Edwards Lifesciences Corp. *
5,160 373,997
Hologic, Inc. *
7,943 490,639
IDEXX Laboratories, Inc. *
3,637 1,527,358

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.2% (continued)
Intuitive Surgical, Inc. *
3,924 1,943,439
Stryker Corp.
1,647 613,096
6,976,596
Health Care Providers & Services - 1 .3%
Cardinal Health, Inc.
2,021 278,433
Elevance Health, Inc.
3,564 1,550,197
HCA Healthcare, Inc.
3,101 1,071,551
McKesson Corp.
2,935 1,975,226
Molina Healthcare, Inc. *
1,627 535,917
Tenet Healthcare Corp. *
1,628 218,966
UnitedHealth Group, Inc.
3,972 2,080,335
7,710,625
Health Care Technology - 0 .4%
Doximity, Inc., Class A *
9,877 573,163
Veeva Systems, Inc., Class A *
9,078 2,102,737
2,675,900
Life Sciences Tools & Services - 0 .5%
Danaher Corp.
1,419 290,895
Thermo Fisher Scientific, Inc.
5,257 2,615,883
2,906,778
Pharmaceuticals - 1 .9%
Eli Lilly & Co.
12,682 10,474,191
Zoetis, Inc., Class A
5,483 902,776
11,376,967
Total Health Care 35,513,027
Industrials - 13 .0%
Aerospace & Defense - 3 .2%
Axon Enterprise, Inc. *
2,995 1,575,220
BWX Technologies, Inc.
13,110 1,293,301
Curtiss-Wright Corp.
6,128 1,944,231
GE Aerospace
28,239 5,652,036
Howmet Aerospace, Inc.
17,600 2,283,248
Lockheed Martin Corp.
5,283 2,359,969
Northrop Grumman Corp.
5,286 2,706,485
TransDigm Group, Inc.
887 1,226,978
19,041,468
Building Products - 1 .2%
A O Smith Corp.
4,045 264,381
AZEK Co., Inc. (The), Class A *
4,210 205,827
Lennox International, Inc.
1,493 837,319
Trane Technologies plc
16,727 5,635,661
6,943,188
Commercial Services & Supplies - 1 .3%
Cintas Corp.
23,096 4,746,921
Clean Harbors, Inc. *
2,193 432,240
Copart, Inc. *
34,720 1,964,805
Rollins, Inc.
14,763 797,645
7,941,611
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1 .0%
AECOM
8,308 770,401
Comfort Systems USA, Inc.
810 261,087
EMCOR Group, Inc.
2,495 922,227
Quanta Services, Inc.
15,982 4,062,305
6,016,020
Electrical Equipment - 1 .1%
Eaton Corp. plc
17,403 4,730,658
Vertiv Holdings Co., Class A
25,016 1,806,155
6,536,813
Ground Transportation - 0 .6%
JB Hunt Transport Services, Inc.
2,681 396,654
Old Dominion Freight Line, Inc.
9,440 1,561,848
Uber Technologies, Inc. *
10,177 741,496
XPO, Inc. *
8,104 871,828
3,571,826
Industrial Conglomerates - 0 .2%
Honeywell International, Inc. 5,345 1,131,804
Machinery - 2 .2%
Allison Transmission Holdings, Inc.
31,149 2,980,025
Caterpillar, Inc.
4,750 1,566,550
Deere & Co.
4,046 1,898,990
Esab Corp.
4,219 491,513
Illinois Tool Works, Inc.
6,540 1,621,985
PACCAR, Inc.
6,399 623,071
Parker-Hannifin Corp.
4,198 2,551,754
Westinghouse Air Brake
Technologies Corp. 6,146 1,114,577
Xylem, Inc.
3,586 428,384
13,276,849
Passenger Airlines - 0 .5%
Alaska Air Group, Inc. *
20,899 1,028,649
Delta Air Lines, Inc.
14,535 633,726
United Airlines Holdings, Inc. *
18,283 1,262,441
2,924,816
Professional Services - 0 .5%
Automatic Data Processing, Inc.
3,597 1,098,991
Booz Allen Hamilton Holding Corp.,
Class A 8,867 927,311
Verisk Analytics, Inc., Class A
4,134 1,230,361
3,256,663
Trading Companies & Distributors - 1 .2%
Fastenal Co.
14,028 1,087,871
United Rentals, Inc.
4,527 2,837,071
Watsco, Inc.
3,619 1,839,538
WW Grainger, Inc.
1,471 1,453,098
7,217,578
Total Industrials 77,858,636

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
25
(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 23 .1%
Communications Equipment - 0 .8%
Arista Networks, Inc. *
44,852 3,475,133
Ubiquiti, Inc.
3,282 1,017,879
4,493,012
Electronic Equipment, Instruments & Components - 0 .8%
Amphenol Corp., Class A
26,448 1,734,724
Jabil, Inc.
8,553 1,163,807
TD SYNNEX Corp.
8,911 926,388
Zebra Technologies Corp., Class A *
3,161 893,172
4,718,091
IT Services - 0 .6%
Accenture plc, Class A (Ireland)
1,073 334,819
GoDaddy, Inc., Class A *
1,450 261,203
International Business Machines
Corp. 6,627 1,647,870
Kyndryl Holdings, Inc. *
34,881 1,095,263
Twilio, Inc., Class A *
3,842 376,170
3,715,325
Semiconductors & Semiconductor Equipment - 10 .4%
Analog Devices, Inc.
3,373 680,233
Applied Materials, Inc.
3,864 560,744
Broadcom, Inc.
85,498 14,314,930
KLA Corp.
4,397 2,989,081
Lam Research Corp.
14,190 1,031,613
Marvell Technology, Inc.
2,023 124,556
NVIDIA Corp.
366,684 39,741,212
Teradyne, Inc.
9,768 806,837
Texas Instruments, Inc.
9,515 1,709,845
61,959,051
Software - 5 .4%
Adobe, Inc. *
969 371,641
AppLovin Corp., Class A *
10,458 2,771,056
Autodesk, Inc. *
3,076 805,297
Cadence Design Systems, Inc. *
4,122 1,048,348
Fair Isaac Corp. *
1,449 2,672,188
Fortinet, Inc. *
13,258 1,276,215
Guidewire Software, Inc. *
1,911 358,045
Intuit, Inc.
2,897 1,778,729
Microsoft Corp.
6,033 2,264,728
MicroStrategy, Inc., Class A *
6,618 1,907,771
Nutanix, Inc., Class A *
11,802 823,898
Oracle Corp.
36,856 5,152,837
Palantir Technologies, Inc., Class A *
56,992 4,810,125
Palo Alto Networks, Inc. *
6,438 1,098,580
Salesforce, Inc.
2,432 652,652
ServiceNow, Inc. *
4,353 3,465,597
Synopsys, Inc. *
2,591 1,111,150
32,368,857
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 5 .1%
Apple, Inc.
136,002 30,210,125
HP, Inc.
17,380 481,252
30,691,377
Total Information Technology 137,945,713
Materials - 1 .2%
Chemicals - 0 .6%
Element Solutions, Inc.
38,953 880,728
Sherwin-Williams Co. (The)
6,907 2,411,855
3,292,583
Containers & Packaging - 0 .3%
Avery Dennison Corp.
4,365 776,839
International Paper Co.
8,635 460,677
Packaging Corp. of America
3,115 616,833
1,854,349
Metals & Mining - 0 .3%
Freeport-McMoRan, Inc.
5,743 217,430
Reliance, Inc.
3,454 997,342
Steel Dynamics, Inc.
6,772 847,042
2,061,814
Total Materials 7,208,746
Real Estate - 1 .4%
Health Care REITs - 0 .7%
Medical Properties Trust, Inc., REIT
72,196 435,342
Omega Healthcare Investors, Inc.,
REIT 14,730 560,918
Ventas, Inc., REIT
4,460 306,670
Welltower, Inc., REIT
18,634 2,854,915
4,157,845
Office REITs - 0 .2%
Highwoods Properties, Inc., REIT
14,906 441,814
Vornado Realty Trust, REIT
11,342 419,541
861,355
Real Estate Management & Development - 0 .3%
CoStar Group, Inc. *
20,700 1,640,061
Zillow Group, Inc., Class C *
4,468 306,326
1,946,387
Specialized REITs - 0 .2%
American Tower Corp., REIT
2,010 437,376
Digital Realty Trust, Inc., REIT
3,200 458,528
Iron Mountain, Inc., REIT
5,659 486,900
1,382,804
Total Real Estate 8,348,391

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Utilities - 1 .9%
Electric Utilities - 0 .9%
Constellation Energy Corp.
12,320 2,484,082
Entergy Corp.
16,776 1,434,180
NRG Energy, Inc.
15,793 1,507,600
5,425,862
Gas Utilities - 0 .4%
MDU Resources Group, Inc.
110,956 1,876,266
UGI Corp.
10,607 350,774
2,227,040
Independent Power and Renewable Electricity Producers - 0 .4%
Vistra Corp. 20,926 2,457,549
Multi-Utilities - 0 .2%
Dominion Energy, Inc.
7,690 431,178
NiSource, Inc.
14,920 598,143
1,029,321
Total Utilities 11,139,772
TOTAL COMMON STOCKS
(Cost $306,763,717) 572,808,609
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4 .3%
Limited Purpose Cash Investment
Fund, 4.32% (a)
(Cost $25,722,463) 25,730,312 25,722,593
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $332,486,180) 598,531,202
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% ‡ (440,961)
NET ASSETS - 100.0% 598,090,241
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 65,318,457 10 .9%
Consumer Discretionary 81,850,364 13 .7
Consumer Staples 28,741,943 4 .8
Energy 14,053,363 2 .4
Financials 104,830,197 17 .5
Health Care 35,513,027 5 .9
Industrials 77,858,636 13 .0
Information Technology 137,945,713 23 .1
Materials 7,208,746 1 .2
Real Estate 8,348,391 1 .4
Utilities 11,139,772 1 .9
Investment Companies 25,722,593 4 .3
Total Investments In Securities
At Value 598,531,202 100 .1
Liabilities in Excess of Other
Assets ‡ (440,961) ( 0 .1 )
Net Assets
$ 598,090,241 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 76 6/2025 USD $ 21,482,350 $ 281,384
Net unrealized appreciation $ 281,384

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
27
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 1,144,762 $ 1,144,762

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.5%
Communication Services - 3 .3%
Diversified Telecommunication Services - 1 .0%
AST SpaceMobile, Inc. *
25,297 575,254
Bandwidth, Inc., Class A *
2,301 30,143
IDT Corp., Class B
4,799 246,237
Lumen Technologies, Inc. *
79,275 310,758
1,162,392
Entertainment - 0 .4%
Cinemark Holdings, Inc.
7,803 194,217
IMAX Corp. *
7,247 190,958
Marcus Corp. (The)
2,130 35,550
Sphere Entertainment Co. *
1,078 35,272
455,997
Interactive Media & Services - 0 .8%
Cargurus, Inc., Class A *
5,196 151,359
EverQuote, Inc., Class A *
4,851 127,048
fuboTV, Inc. *
26,810 78,285
Grindr, Inc. (Singapore) *
19,618 351,162
QuinStreet, Inc. *
5,521 98,495
Vimeo, Inc. *
13,832 72,756
879,105
Media - 0 .8%
EchoStar Corp., Class A *
21,765 556,749
Gambling.com Group Ltd. (Malta) *
4,575 57,736
Gannett Co., Inc. *
10,622 30,698
John Wiley & Sons, Inc., Class A
2,133 95,046
Magnite, Inc. *
11,535 131,614
National CineMedia, Inc. *
12,453 72,726
Sinclair, Inc.
2,403 38,280
982,849
Wireless Telecommunication Services - 0 .3%
Telephone and Data Systems, Inc. 9,926 384,533
Total Communication Services 3,864,876
Consumer Discretionary - 8 .5%
Automobile Components - 0 .6%
Dorman Products, Inc. *
967 116,562
Modine Manufacturing Co. *
5,312 407,696
Patrick Industries, Inc.
1,816 153,561
Phinia, Inc.
810 34,368
712,187
Distributors - 0 .1%
A-Mark Precious Metals, Inc. 4,153 105,361
Diversified Consumer Services - 1 .7%
Adtalem Global Education, Inc. *
3,189 320,941
American Public Education, Inc. *
7,461 166,530
Carriage Services, Inc., Class A
4,474 173,367
Frontdoor, Inc. *
2,005 77,032
Graham Holdings Co., Class B
81 77,830
Laureate Education, Inc., Class A *
10,072 205,972
Lincoln Educational Services Corp. *
5,524 87,666
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1.7% (continued)
OneSpaWorld Holdings Ltd.
(Bahamas) 5,840 98,054
Perdoceo Education Corp.
4,529 114,040
Strategic Education, Inc.
650 54,574
Stride, Inc. *
3,800 480,700
Universal Technical Institute, Inc. *
6,821 175,163
2,031,869
Hotels, Restaurants & Leisure - 2 .3%
Brinker International, Inc. *
3,844 572,948
Cheesecake Factory, Inc. (The)
2,904 141,309
Global Business Travel Group I *
23,082 167,575
Kura Sushi USA, Inc., Class A *
1,362 69,735
Life Time Group Holdings, Inc. *
17,202 519,500
Lindblad Expeditions Holdings, Inc. *
5,377 49,845
Red Rock Resorts, Inc., Class A
2,406 104,348
Rush Street Interactive, Inc. *
27,028 289,740
Shake Shack, Inc., Class A *
2,763 243,614
Super Group SGHC Ltd. (Guernsey)
44,531 286,780
Sweetgreen, Inc., Class A *
9,614 240,542
2,685,936
Household Durables - 0 .7%
Cavco Industries, Inc. *
215 111,720
Flexsteel Industries, Inc.
853 31,143
Green Brick Partners, Inc. *
6,031 351,668
Hamilton Beach Brands Holding Co.,
Class A 316 6,140
La-Z-Boy, Inc.
1,126 44,015
M/I Homes, Inc. *
1,511 172,526
Taylor Morrison Home Corp., Class
A * 1,787 107,292
824,504
Leisure Products - 0 .7%
Acushnet Holdings Corp.
6,945 476,844
Latham Group, Inc. *
18,250 117,347
Peloton Interactive, Inc., Class A *
32,915 208,023
802,214
Specialty Retail - 2 .1%
Abercrombie & Fitch Co., Class A *
3,978 303,800
Asbury Automotive Group, Inc. *
1,031 227,686
BARK, Inc. *
29,484 40,983
Boot Barn Holdings, Inc. *
589 63,276
Buckle, Inc. (The)
5,074 194,436
Build-A-Bear Workshop, Inc.
5,712 212,315
Group 1 Automotive, Inc.
778 297,157
Petco Health & Wellness Co., Inc.,
Class A * 32,278 98,448
RealReal, Inc. (The) *
17,140 92,385
Revolve Group, Inc. *
2,133 45,838
Shoe Carnival, Inc.
5,985 131,610
Signet Jewelers Ltd.
1,657 96,205
Sonic Automotive, Inc., Class A
4,482 255,295
Stitch Fix, Inc., Class A *
13,668 44,421
Torrid Holdings, Inc. *
6,675 36,579

Schedule of Investments
March 31, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
29
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.1% (continued)
Urban Outfitters, Inc. *
2,427 127,175
Warby Parker, Inc., Class A *
7,779 141,811
2,409,420
Textiles, Apparel & Luxury Goods - 0 .3%
Hanesbrands, Inc. *
8,617 49,720
Kontoor Brands, Inc.
4,214 270,244
Wolverine World Wide, Inc.
5,311 73,876
393,840
Total Consumer Discretionary 9,965,331
Consumer Staples - 3 .3%
Beverages - 0 .3%
National Beverage Corp.
4,442 184,521
Vita Coco Co., Inc. (The) *
4,593 140,775
325,296
Consumer Staples Distribution & Retail - 2 .0%
Chefs' Warehouse, Inc. (The) *
2,254 122,753
Natural Grocers by Vitamin Cottage,
Inc. 5,902 237,260
Sprouts Farmers Market, Inc. *
12,252 1,870,145
United Natural Foods, Inc. *
6,033 165,244
2,395,402
Food Products - 0 .6%
Cal-Maine Foods, Inc.
2,932 266,519
Fresh Del Monte Produce, Inc.
1,139 35,115
Lifeway Foods, Inc. *
4,682 114,475
Mama's Creations, Inc. *
5,561 36,202
Mission Produce, Inc. *
3,288 34,458
SunOpta, Inc. (Canada) *
6,056 29,432
Vital Farms, Inc. *
3,927 119,656
WK Kellogg Co.
4,007 79,860
715,717
Household Products - 0 .1%
Central Garden & Pet Co., Class A *
1,915 62,678
WD-40 Co.
141 34,404
97,082
Personal Care Products - 0 .1%
Honest Co., Inc. (The) * 27,250 128,075
Tobacco - 0 .2%
Turning Point Brands, Inc. 4,058 241,208
Total Consumer Staples 3,902,780
Energy - 4 .7%
Energy Equipment & Services - 1 .5%
Archrock, Inc.
16,883 443,010
Aris Water Solutions, Inc., Class A
7,341 235,206
Bristow Group, Inc. *
1,480 46,738
Helix Energy Solutions Group, Inc. *
12,009 99,795
Kodiak Gas Services, Inc.
6,907 257,631
Natural Gas Services Group, Inc. *
2,669 58,638
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 1.5% (continued)
Ranger Energy Services, Inc., Class
A 5,279 74,909
RPC, Inc.
7,057 38,813
Select Water Solutions, Inc., Class A
3,519 36,949
Solaris Energy Infrastructure, Inc.
6,626 144,182
Tidewater, Inc. *
7,969 336,850
1,772,721
Oil, Gas & Consumable Fuels - 3 .2%
Centrus Energy Corp., Class A *
1,798 111,854
CNX Resources Corp. *
10,081 317,350
Comstock Resources, Inc. *
23,684 481,732
Core Natural Resources, Inc.
3,499 269,773
Diversified Energy Co. plc (a)
4,063 54,932
Dorian LPG Ltd.
5,054 112,906
Excelerate Energy, Inc., Class A
8,643 247,881
Golar LNG Ltd. (Cameroon)
1,539 58,467
Gulfport Energy Corp. *
1,193 219,679
Hallador Energy Co. *
3,931 48,273
International Seaways, Inc.
3,923 130,244
Kinetik Holdings, Inc., Class A
9,743 506,051
NextDecade Corp. *
22,247 173,082
Northern Oil & Gas, Inc.
7,827 236,610
PBF Energy, Inc., Class A
7,916 151,116
PrimeEnergy Resources Corp. *
511 116,452
Sable Offshore Corp. *
9,404 238,579
Scorpio Tankers, Inc. (Monaco)
3,285 123,450
Uranium Energy Corp. *
19,529 93,349
3,691,780
Total Energy 5,464,501
Financials - 22 .3%
Banks - 11 .1%
Amalgamated Financial Corp.
6,332 182,045
Ameris Bancorp
2,787 160,448
Arrow Financial Corp.
1,323 34,782
Associated Banc-Corp.
3,991 89,917
Axos Financial, Inc. *
3,877 250,144
BancFirst Corp.
1,607 176,561
Bancorp, Inc. (The) *
8,913 470,963
Bank of Marin Bancorp
3,138 69,256
Bank7 Corp.
2,499 96,811
BankUnited, Inc.
6,450 222,138
Banner Corp.
2,728 173,965
Berkshire Hills Bancorp, Inc.
8,841 230,662
Business First Bancshares, Inc.
5,430 132,220
Byline Bancorp, Inc.
1,835 48,004
Cadence Bank
9,521 289,058
Camden National Corp.
1,417 57,346
Capital Bancorp, Inc.
1,936 54,847
Capital City Bank Group, Inc.
1,693 60,880
Carter Bankshares, Inc. *
3,217 52,051
Central Pacific Financial Corp.
8,995 243,225
Coastal Financial Corp. *
4,390 396,900
Colony Bankcorp, Inc.
4,090 66,053

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 11.1% (continued)
Community Financial System, Inc.
2,440 138,738
Community Trust Bancorp, Inc.
1,678 84,504
Customers Bancorp, Inc. *
781 39,206
CVB Financial Corp.
4,313 79,618
Dime Community Bancshares, Inc.
5,831 162,568
Eastern Bankshares, Inc.
3,844 63,042
Enterprise Financial Services Corp.
2,598 139,617
Equity Bancshares, Inc., Class A
4,210 165,874
Esquire Financial Holdings, Inc.
4,882 368,005
FB Financial Corp.
3,378 156,604
Financial Institutions, Inc.
3,466 86,511
First Bancorp
1,376 55,233
First BanCorp
7,972 152,823
First Business Financial Services,
Inc. 1,282 60,446
First Commonwealth Financial Corp.
3,176 49,355
First Community Bankshares, Inc.
3,807 143,486
First Financial Corp.
701 34,335
First Financial Northwest, Inc.
4,694 106,366
First Internet Bancorp
1,479 39,608
First Mid Bancshares, Inc.
4,762 166,194
Fulton Financial Corp.
14,174 256,408
German American Bancorp, Inc.
1,509 56,587
Glacier Bancorp, Inc.
6,439 284,733
Hancock Whitney Corp.
679 35,614
Hanmi Financial Corp.
5,027 113,912
Heritage Financial Corp.
4,418 107,490
Hingham Institution For Savings The
367 87,273
Home BancShares, Inc.
2,667 75,396
HomeTrust Bancshares, Inc.
3,715 127,350
Horizon Bancorp, Inc.
14,228 214,558
Independent Bank Corp.
8,427 259,467
Independent Bank Corp.
554 34,708
International Bancshares Corp.
557 35,124
Lakeland Financial Corp.
3,172 188,544
Mercantile Bank Corp.
5,027 218,373
Metrocity Bankshares, Inc.
1,643 45,297
Metropolitan Bank Holding Corp. *
1,455 81,465
Mid Penn Bancorp, Inc.
3,826 99,132
MidWestOne Financial Group, Inc.
1,890 55,963
NBT Bancorp, Inc.
2,497 107,121
Nicolet Bankshares, Inc.
1,196 130,316
Northeast Bank
3,013 275,810
Northeast Community Bancorp, Inc.
4,454 104,402
Northrim Bancorp, Inc.
2,130 155,959
Northwest Bancshares, Inc.
2,893 34,774
OFG Bancorp
2,848 113,977
Old National Bancorp
12,390 262,544
Old Second Bancorp, Inc.
2,278 37,906
Orrstown Financial Services, Inc.
6,081 182,491
Park National Corp.
899 136,109
Pathward Financial, Inc.
1,508 110,009
Peapack-Gladstone Financial Corp.
1,201 34,108
Peoples Bancorp, Inc.
1,995 59,172
QCR Holdings, Inc.
2,290 163,323
INVESTMENTS SHARES VALUE ($)
Banks - 11.1% (continued)
RBB Bancorp
2,518 41,547
S&T Bancorp, Inc.
1,000 37,050
ServisFirst Bancshares, Inc.
3,667 302,894
Shore Bancshares, Inc.
5,710 77,313
Sierra Bancorp
4,819 134,354
SmartFinancial, Inc.
4,748 147,568
SouthState Corp.
4,144 384,646
Stock Yards Bancorp, Inc.
2,719 187,774
Texas Capital Bancshares, Inc. *
2,061 153,957
Third Coast Bancshares, Inc. *
4,520 150,832
Tompkins Financial Corp.
1,102 69,404
Towne Bank
1,006 34,395
Triumph Financial, Inc. *
2,953 170,683
Trustmark Corp.
5,230 180,383
UMB Financial Corp.
3,475 351,322
Unity Bancorp, Inc.
3,644 148,311
Univest Financial Corp.
5,845 165,764
Valley National Bancorp
3,924 34,884
Veritex Holdings, Inc.
2,056 51,338
12,960,243
Capital Markets - 3 .0%
Acadian Asset Management, Inc.
8,653 223,766
Artisan Partners Asset Management,
Inc., Class A 1,872 73,195
BGC Group, Inc., Class A
34,506 316,420
Donnelley Financial Solutions, Inc. *
6,454 282,104
Hamilton Lane, Inc., Class A
4,183 621,887
Moelis & Co., Class A
1,041 60,753
Perella Weinberg Partners
8,820 162,288
Piper Sandler Cos.
1,024 253,604
PJT Partners, Inc., Class A
3,670 506,020
StepStone Group, Inc., Class A
9,239 482,553
StoneX Group, Inc. *
3,123 238,535
Victory Capital Holdings, Inc., Class
A 3,519 203,644
Virtus Investment Partners, Inc.
748 128,925
3,553,694
Consumer Finance - 1 .3%
Bread Financial Holdings, Inc.
3,022 151,342
Dave, Inc. *
2,726 225,331
Enova International, Inc. *
1,584 152,951
FirstCash Holdings, Inc.
371 44,639
LendingClub Corp. *
10,369 107,008
LendingTree, Inc. *
1,328 66,759
Nelnet, Inc., Class A
1,414 156,855
OppFi, Inc.
23,897 222,242
PROG Holdings, Inc.
1,259 33,489
Upstart Holdings, Inc. *
6,478 298,182
1,458,798

Schedule of Investments
March 31, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
31
(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - 3 .3%
Alerus Financial Corp.
1,862 34,373
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 3,204 117,266
Enact Holdings, Inc.
1,042 36,209
EVERTEC, Inc.
1,379 50,706
Jackson Financial, Inc., Class A
6,140 514,409
Merchants Bancorp
934 34,558
Mr Cooper Group, Inc. *
14,627 1,749,389
NCR Atleos Corp. *
3,066 80,881
Payoneer Global, Inc. *
13,180 96,346
PennyMac Financial Services, Inc.
7,593 760,135
Priority Technology Holdings, Inc. *
14,038 95,669
Sezzle, Inc. *
4,338 151,353
Walker & Dunlop, Inc.
1,144 97,652
3,818,946
Insurance - 3 .6%
American Coastal Insurance Corp.
9,605 111,130
Baldwin Insurance Group, Inc. (The)
* 7,647 341,744
CNO Financial Group, Inc.
18,395 766,152
Fidelis Insurance Holdings Ltd.
(United Kingdom) 2,332 37,778
Genworth Financial, Inc., Class A *
37,888 268,626
Goosehead Insurance, Inc., Class A
2,918 344,499
HCI Group, Inc.
1,524 227,427
Heritage Insurance Holdings, Inc. *
11,536 166,349
Hippo Holdings, Inc. *
4,407 112,643
Lemonade, Inc. *
6,606 207,627
Mercury General Corp.
2,485 138,911
Oscar Health, Inc., Class A *
11,879 155,734
Palomar Holdings, Inc. *
2,753 377,381
Root, Inc., Class A *
2,337 311,849
Selectquote, Inc. *
23,972 80,066
SiriusPoint Ltd. (Sweden) *
13,820 238,948
Skyward Specialty Insurance Group,
Inc. * 3,275 173,313
Stewart Information Services Corp.
485 34,605
Tiptree, Inc.
2,089 50,324
Trupanion, Inc. *
1,013 37,755
Universal Insurance Holdings, Inc.
3,417 80,983
4,263,844
Total Financials 26,055,525
Health Care - 18 .2%
Biotechnology - 9 .0%
ADC Therapeutics SA (Switzerland)
* 18,347 25,869
ADMA Biologics, Inc. *
32,844 651,625
Agios Pharmaceuticals, Inc. *
1,064 31,175
Akebia Therapeutics, Inc. *
41,810 80,275
Akero Therapeutics, Inc. *
2,714 109,863
Aldeyra Therapeutics, Inc. *
9,430 54,222
Alkermes plc *
2,060 68,021
Anavex Life Sciences Corp. *
10,496 90,056
INVESTMENTS SHARES VALUE ($)
Biotechnology - 9.0% (continued)
Apogee Therapeutics, Inc. *
871 32,541
Applied Therapeutics, Inc. *
64,621 31,593
Arbutus Biopharma Corp. *
10,823 37,772
Arcellx, Inc. *
3,640 238,784
Arcutis Biotherapeutics, Inc. *
16,259 254,291
Ardelyx, Inc. *
6,660 32,701
Avidity Biosciences, Inc. *
8,325 245,754
BioCryst Pharmaceuticals, Inc. *
9,021 67,657
Bridgebio Pharma, Inc. *
3,214 111,108
Candel Therapeutics, Inc. *
14,189 80,168
Capricor Therapeutics, Inc. *
8,037 76,271
Cardiff Oncology, Inc. *
27,955 87,779
CareDx, Inc. *
6,409 113,760
Catalyst Pharmaceuticals, Inc. *
11,276 273,443
Crinetics Pharmaceuticals, Inc. *
1,964 65,872
Cytokinetics, Inc. *
2,660 106,905
Design Therapeutics, Inc. *
20,209 78,007
Dianthus Therapeutics, Inc. *
1,527 27,700
Dyne Therapeutics, Inc. *
4,295 44,926
Halozyme Therapeutics, Inc. *
8,118 518,010
Immunovant, Inc. *
1,791 30,608
Insmed, Inc. *
13,334 1,017,251
Janux Therapeutics, Inc. *
3,977 107,379
Kiniksa Pharmaceuticals
International plc * 4,023 89,351
Krystal Biotech, Inc. *
2,517 453,815
Madrigal Pharmaceuticals, Inc. *
1,633 540,899
MannKind Corp. *
38,031 191,296
Mirum Pharmaceuticals, Inc. *
4,280 192,814
Novavax, Inc. *
18,580 119,098
Nurix Therapeutics, Inc. *
6,840 81,259
Nuvalent, Inc., Class A *
1,907 135,244
PDL BioPharma, Inc. (3)*
34,242 2,791
Praxis Precision Medicines, Inc. *
2,019 76,459
Protagonist Therapeutics, Inc. *
4,071 196,873
PTC Therapeutics, Inc. *
6,480 330,221
Replimune Group, Inc. *
2,824 27,534
Revolution Medicines, Inc. *
8,117 287,017
Rhythm Pharmaceuticals, Inc. *
3,441 182,270
Rigel Pharmaceuticals, Inc. *
3,610 64,944
Scholar Rock Holding Corp. *
7,442 239,260
Skye Bioscience, Inc. *
6,903 10,976
Soleno Therapeutics, Inc. *
732 52,301
Stoke Therapeutics, Inc. *
5,564 37,001
Summit Therapeutics, Inc. *
53,694 1,035,757
Syndax Pharmaceuticals, Inc. *
5,096 62,604
TG Therapeutics, Inc. *
14,358 566,136
Tourmaline Bio, Inc. *
2,122 32,276
Travere Therapeutics, Inc. *
9,730 174,362
Twist Bioscience Corp. *
4,007 157,315
Vaxcyte, Inc. *
2,331 88,018
Vera Therapeutics, Inc. *
2,588 62,164
Veracyte, Inc. *
5,083 150,711

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 9.0% (continued)
Vericel Corp. *
2,009 89,642
10,521,794
Health Care Equipment & Supplies - 2 .7%
AngioDynamics, Inc. *
9,983 93,740
Artivion, Inc. *
5,280 129,782
Axogen, Inc. *
9,183 169,886
Bioventus, Inc., Class A *
19,124 174,985
Glaukos Corp. *
3,606 354,903
ICU Medical, Inc. *
836 116,087
Inogen, Inc. *
6,824 48,655
Integer Holdings Corp. *
475 56,055
iRadimed Corp.
1,331 69,851
Lantheus Holdings, Inc. *
5,155 503,128
LeMaitre Vascular, Inc.
1,424 119,474
Merit Medical Systems, Inc. *
2,719 287,425
Novocure Ltd. *
10,036 178,842
Omnicell, Inc. *
1,899 66,389
Orthofix Medical, Inc. *
2,044 33,338
PROCEPT BioRobotics Corp. *
3,786 220,572
Pulse Biosciences, Inc. *
9,748 156,845
Tandem Diabetes Care, Inc. *
1,834 35,139
TransMedics Group, Inc. *
579 38,955
UFP Technologies, Inc. *
1,496 301,758
3,155,809
Health Care Providers & Services - 3 .6%
AdaptHealth Corp., Class A *
5,896 63,913
Addus HomeCare Corp. *
3,686 364,509
Alignment Healthcare, Inc. *
18,579 345,941
Aveanna Healthcare Holdings, Inc. *
15,551 84,286
BrightSpring Health Services, Inc. *
8,227 148,826
CorVel Corp. *
4,782 535,441
Ensign Group, Inc. (The)
1,791 231,755
GeneDx Holdings Corp. *
3,643 322,642
Guardant Health, Inc. *
9,698 413,135
HealthEquity, Inc. *
3,623 320,164
Hims & Hers Health, Inc. *
19,854 586,686
OPKO Health, Inc. *
93,823 155,746
Owens & Minor, Inc. *
3,609 32,589
Pediatrix Medical Group, Inc. *
9,406 136,293
Pennant Group, Inc. (The) *
3,532 88,830
RadNet, Inc. *
4,645 230,949
Select Medical Holdings Corp.
5,751 96,042
Sonida Senior Living, Inc. *
2,782 64,793
Talkspace, Inc. *
15,368 39,342
4,261,882
Life Sciences Tools & Services - 0 .3%
Adaptive Biotechnologies Corp. *
9,454 70,243
BioLife Solutions, Inc. *
3,248 74,185
Codexis, Inc. *
12,499 33,622
Niagen Bioscience, Inc. *
20,278 139,918
317,968
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2 .6%
Amneal Pharmaceuticals, Inc. *
37,562 314,770
Aquestive Therapeutics, Inc. *
16,695 48,416
Axsome Therapeutics, Inc. *
1,087 126,777
Corcept Therapeutics, Inc. *
8,178 934,091
CorMedix, Inc. *
11,104 68,401
Edgewise Therapeutics, Inc. *
8,462 186,164
Enliven Therapeutics, Inc. *
1,632 32,118
Evolus, Inc. *
2,592 31,182
Harrow, Inc. *
2,213 58,866
Ligand Pharmaceuticals, Inc. *
1,081 113,656
Liquidia Corp. *
11,293 166,572
MediWound Ltd. (Israel) *
2,568 39,855
Mind Medicine MindMed, Inc. *
8,434 49,339
Nektar Therapeutics, Class A *
41,525 28,237
Nuvation Bio, Inc. *
21,530 37,893
Ocular Therapeutix, Inc. *
4,668 34,216
Omeros Corp. *
11,263 92,582
Phibro Animal Health Corp., Class A
3,734 79,758
Prestige Consumer Healthcare,
Inc. * 1,173 100,843
Tarsus Pharmaceuticals, Inc. *
4,554 233,939
Trevi Therapeutics, Inc. *
25,481 160,275
WaVe Life Sciences Ltd. *
15,015 121,321
Zevra Therapeutics, Inc. *
4,521 33,862
3,093,133
Total Health Care 21,350,586
Industrials - 18 .1%
Aerospace & Defense - 2 .3%
AeroVironment, Inc. *
557 66,389
Archer Aviation, Inc., Class A *
35,465 252,156
Byrna Technologies, Inc. *
6,679 112,474
Intuitive Machines, Inc. *
5,077 37,823
Kratos Defense & Security
Solutions, Inc. * 10,275 305,065
Leonardo DRS, Inc.
20,508 674,303
Mercury Systems, Inc. *
2,965 127,762
Moog, Inc., Class A
1,614 279,787
Redwire Corp. *
12,941 107,281
Rocket Lab USA, Inc. *
33,210 593,795
Triumph Group, Inc. *
2,782 70,496
2,627,331
Building Products - 1 .8%
CSW Industrials, Inc.
2,599 757,660
Gibraltar Industries, Inc. *
4,161 244,084
Griffon Corp.
4,853 346,990
Tecnoglass, Inc.
1,756 125,642
UFP Industries, Inc.
6,188 662,364
2,136,740

Schedule of Investments
March 31, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
33
(Continued)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 1 .6%
BrightView Holdings, Inc. *
8,307 106,662
Casella Waste Systems, Inc., Class
A * 2,553 284,685
CECO Environmental Corp. *
7,578 172,779
CoreCivic, Inc. *
8,853 179,627
GEO Group, Inc. (The) *
11,129 325,078
HNI Corp.
777 34,460
Interface, Inc., Class A
4,317 85,649
Liquidity Services, Inc. *
4,018 124,598
OPENLANE, Inc. *
3,484 67,172
Pitney Bowes, Inc.
25,919 234,567
UniFirst Corp.
351 61,074
VSE Corp.
1,462 175,425
1,851,776
Construction & Engineering - 2 .5%
Arcosa, Inc.
426 32,853
Argan, Inc.
1,088 142,713
Construction Partners, Inc., Class
A * 7,244 520,626
Dycom Industries, Inc. *
1,453 221,350
Fluor Corp. *
2,366 84,750
Granite Construction, Inc.
2,052 154,721
IES Holdings, Inc. *
1,718 283,659
Limbach Holdings, Inc. *
4,470 332,881
Matrix Service Co. *
3,199 39,764
MYR Group, Inc. *
1,717 194,176
Primoris Services Corp.
1,962 112,638
Sterling Infrastructure, Inc. *
5,513 624,127
Tutor Perini Corp. *
6,413 148,653
2,892,911
Electrical Equipment - 0 .9%
American Superconductor Corp. *
3,301 59,880
Atkore, Inc.
1,098 65,869
Bloom Energy Corp., Class A *
18,569 365,066
Hyliion Holdings Corp. *
21,577 30,208
NuScale Power Corp. *
20,741 293,693
Powell Industries, Inc.
1,695 288,709
1,103,425
Ground Transportation - 0 .5%
ArcBest Corp.
1,360 95,989
Covenant Logistics Group, Inc.,
Class A 11,440 253,968
FTAI Infrastructure, Inc.
19,180 86,885
Marten Transport Ltd.
9,175 125,881
562,723
Machinery - 4 .0%
Alamo Group, Inc.
919 163,775
Atmus Filtration Technologies, Inc.
1,638 60,164
Blue Bird Corp. *
5,516 178,553
Chart Industries, Inc. *
2,262 326,542
Enerpac Tool Group Corp., Class A
2,323 104,210
Enpro, Inc.
240 38,830
ESCO Technologies, Inc.
361 57,442
INVESTMENTS SHARES VALUE ($)
Machinery - 4.0% (continued)
Federal Signal Corp.
2,982 219,326
Franklin Electric Co., Inc.
2,799 262,770
Graham Corp. *
1,403 40,434
Greenbrier Cos., Inc. (The)
3,458 177,119
JBT Marel Corp.
1,455 177,801
Kadant, Inc.
1,653 556,912
Mueller Industries, Inc.
13,875 1,056,443
Mueller Water Products, Inc., Class
A 6,235 158,494
REV Group, Inc.
2,300 72,680
SPX Technologies, Inc. *
5,031 647,892
Standex International Corp.
731 117,976
Trinity Industries, Inc.
1,371 38,470
Watts Water Technologies, Inc.,
Class A 1,024 208,814
4,664,647
Marine Transportation - 0 .2%
Matson, Inc. 1,590 203,790
Passenger Airlines - 0 .7%
Joby Aviation, Inc. *
36,887 222,060
SkyWest, Inc. *
7,121 622,162
844,222
Professional Services - 1 .7%
Barrett Business Services, Inc.
4,332 178,262
CBIZ, Inc. *
4,355 330,370
CRA International, Inc.
1,390 240,748
ExlService Holdings, Inc. *
8,141 384,337
Exponent, Inc.
1,356 109,917
Huron Consulting Group, Inc. *
1,868 267,965
Innodata, Inc. *
4,967 178,315
Planet Labs PBC *
26,054 88,063
Verra Mobility Corp., Class A *
4,893 110,141
Willdan Group, Inc. *
2,252 91,701
1,979,819
Trading Companies & Distributors - 1 .9%
Applied Industrial Technologies, Inc.
3,908 880,629
BlueLinx Holdings, Inc. *
1,980 148,460
Boise Cascade Co.
3,712 364,110
DXP Enterprises, Inc. *
1,166 95,915
GMS, Inc. *
1,563 114,365
MRC Global, Inc. *
3,117 35,783
Rush Enterprises, Inc., Class A
7,715 412,058
Transcat, Inc. *
480 35,736
Willis Lease Finance Corp.
734 115,950
Xometry, Inc., Class A *
2,080 51,834
2,254,840
Total Industrials 21,122,224

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 12 .7%
Communications Equipment - 0 .7%
ADTRAN Holdings, Inc. *
7,666 66,848
Applied Optoelectronics, Inc. *
5,614 86,175
Calix, Inc. *
5,862 207,749
CommScope Holding Co., Inc. *
27,719 147,188
Digi International, Inc. *
1,856 51,653
Extreme Networks, Inc. *
4,602 60,884
Harmonic, Inc. *
3,354 32,165
NETGEAR, Inc. *
4,677 114,399
Ribbon Communications, Inc. *
18,648 73,100
840,161
Electronic Equipment, Instruments & Components - 2 .7%
Arlo Technologies, Inc. *
8,873 87,577
Badger Meter, Inc.
3,605 685,851
Belden, Inc.
888 89,022
Benchmark Electronics, Inc.
884 33,619
Climb Global Solutions, Inc.
493 54,605
Daktronics, Inc. *
11,010 134,102
Fabrinet (Thailand) *
743 146,750
FARO Technologies, Inc. *
1,849 50,478
Insight Enterprises, Inc. *
1,123 168,439
Itron, Inc. *
2,870 300,661
Mirion Technologies, Inc. *
11,543 167,373
Napco Security Technologies, Inc.
1,364 31,399
Novanta, Inc. *
1,513 193,467
OSI Systems, Inc. *
405 78,708
Ouster, Inc. *
11,161 100,226
PAR Technology Corp. *
2,592 158,993
PC Connection, Inc.
2,082 129,958
Plexus Corp. *
398 50,996
Powerfleet, Inc. NJ *
20,510 112,600
Sanmina Corp. *
1,735 132,172
ScanSource, Inc. *
1,783 60,640
TTM Technologies, Inc. *
5,997 122,998
3,090,634
IT Services - 0 .3%
Applied Digital Corp. *
13,791 77,505
ASGN, Inc. *
637 40,144
BigBear.ai Holdings, Inc. *
20,772 59,408
Grid Dynamics Holdings, Inc. *
6,442 100,817
Hackett Group, Inc. (The)
1,917 56,015
Rackspace Technology, Inc. *
32,459 54,856
388,745
Semiconductors & Semiconductor Equipment - 1 .6%
Alpha & Omega Semiconductor
Ltd. * 2,543 63,219
Axcelis Technologies, Inc. *
1,917 95,217
CEVA, Inc. *
1,563 40,028
Credo Technology Group Holding
Ltd. * 11,755 472,081
Diodes, Inc. *
1,140 49,214
FormFactor, Inc. *
3,422 96,808
PDF Solutions, Inc. *
4,200 80,262
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 1.6% (continued)
Rambus, Inc. *
3,205 165,939
Rigetti Computing, Inc. *
24,706 195,672
Semtech Corp. *
7,078 243,483
SiTime Corp. *
1,687 257,892
Veeco Instruments, Inc. *
6,929 139,134
1,898,949
Software - 6 .9%
A10 Networks, Inc.
14,183 231,750
ACI Worldwide, Inc. *
9,591 524,724
Agilysys, Inc. *
994 72,105
Airship AI Holdings, Inc. *
19,015 73,398
Alkami Technology, Inc. *
4,573 120,041
Asana, Inc., Class A *
3,722 54,230
AudioEye, Inc. *
6,655 73,870
Aurora Innovation, Inc. *
129,408 870,269
AvePoint, Inc. *
16,762 242,043
Blend Labs, Inc., Class A *
47,459 158,988
Box, Inc., Class A *
4,129 127,421
C3.ai, Inc., Class A *
1,591 33,491
Cipher Mining, Inc. *
11,216 25,797
Cleanspark, Inc. *
12,772 85,828
Clear Secure, Inc., Class A
2,967 76,875
Clearwater Analytics Holdings, Inc.,
Class A * 18,004 482,507
Commvault Systems, Inc. *
3,932 620,312
Core Scientific, Inc. *
26,765 193,779
D-Wave Quantum, Inc. (Canada) *
30,724 233,502
Hut 8 Corp. (Canada) *
4,550 52,871
Intapp, Inc. *
5,827 340,180
InterDigital, Inc.
2,370 489,997
NextNav, Inc. *
17,489 212,841
OneSpan, Inc.
6,064 92,476
Porch Group, Inc. *
33,091 241,233
Q2 Holdings, Inc. *
5,448 435,894
Red Violet, Inc.
2,459 92,434
ReposiTrak, Inc.
2,469 50,047
SoundHound AI, Inc. *
34,280 278,354
SPS Commerce, Inc. *
3,287 436,283
Tenable Holdings, Inc. *
975 34,105
Terawulf, Inc. *
47,237 128,957
Varonis Systems, Inc., Class B *
2,062 83,408
Vertex, Inc., Class A *
11,273 394,668
Viant Technology, Inc., Class A *
8,865 110,015
WM Technology, Inc. *
44,891 50,727
Zeta Global Holdings Corp., Class
A * 17,928 243,104
8,068,524
Technology Hardware, Storage & Peripherals - 0 .5%
CompoSecure, Inc., Class A
13,982 151,985
Diebold Nixdorf, Inc. *
802 35,064
Eastman Kodak Co. *
10,951 69,210
IonQ, Inc. *
11,690 257,998

Schedule of Investments
March 31, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
35
(Continued)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0.5% (continued)
Turtle Beach Corp. *
4,438 63,330
577,587
Total Information Technology 14,864,600
Materials - 2 .7%
Chemicals - 0 .8%
Arq, Inc. *
12,085 50,394
ASP Isotopes, Inc. *
22,861 107,218
Hawkins, Inc.
6,178 654,374
Perimeter Solutions, Inc. *
4,657 46,896
PureCycle Technologies, Inc. *
10,863 75,172
Rayonier Advanced Materials, Inc. *
6,295 36,196
Valhi, Inc.
443 7,199
977,449
Construction Materials - 0 .3%
Knife River Corp. *
1,729 155,973
United States Lime & Minerals, Inc.
2,551 225,458
381,431
Containers & Packaging - 0 .1%
Ranpak Holdings Corp. * 13,004 70,482
Metals & Mining - 1 .5%
Carpenter Technology Corp.
4,828 874,737
Century Aluminum Co. *
6,781 125,855
Coeur Mining, Inc. *
39,722 235,154
Hecla Mining Co.
24,656 137,087
Perpetua Resources Corp. *
13,192 141,022
Ryerson Holding Corp.
2,111 48,469
SSR Mining, Inc. (Canada) *
5,327 53,430
Warrior Met Coal, Inc.
1,530 73,012
1,688,766
Paper & Forest Products - 0 .0% †
Sylvamo Corp. 522 35,011
Total Materials 3,153,139
Real Estate - 3 .5%
Diversified REITs - 0 .1%
Essential Properties Realty Trust,
Inc., REIT 1,416 46,218
Gladstone Commercial Corp., REIT
2,298 34,424
80,642
Health Care REITs - 0 .9%
American Healthcare REIT, Inc.,
REIT 11,157 338,057
CareTrust REIT, Inc., REIT
8,749 250,047
Diversified Healthcare Trust, REIT
32,711 78,506
National Health Investors, Inc., REIT
1,079 79,695
Sabra Health Care REIT, Inc., REIT
15,427 269,510
1,015,815
Hotel & Resort REITs - 0 .1%
Ryman Hospitality Properties, Inc.,
REIT 914 83,576
INVESTMENTS SHARES VALUE ($)
Industrial REITs - 0 .1%
Industrial Logistics Properties Trust,
REIT 11,438 39,347
Terreno Realty Corp., REIT
2,183 138,009
177,356
Office REITs - 0 .4%
Equity Commonwealth, REIT *
10,427 16,788
NET Lease Office Properties, REIT *
1,913 60,030
SL Green Realty Corp., REIT
6,742 389,013
465,831
Real Estate Management & Development - 0 .8%
Compass, Inc., Class A *
51,119 446,269
Real Brokerage, Inc. (The) (Canada)
* 8,606 34,940
St Joe Co. (The)
10,404 488,468
969,677
Residential REITs - 0 .2%
Centerspace, REIT
538 34,835
Independence Realty Trust, Inc.,
REIT 6,932 147,166
UMH Properties, Inc., REIT
1,918 35,867
217,868
Retail REITs - 0 .8%
Acadia Realty Trust, REIT
6,770 141,831
Macerich Co. (The), REIT
2,451 42,084
Tanger, Inc., REIT
19,764 667,826
Urban Edge Properties, REIT
4,372 83,068
934,809
Specialized REITs - 0 .1%
Outfront Media, Inc., REIT
2,829 45,660
Uniti Group, Inc., REIT
23,994 120,930
166,590
Total Real Estate 4,112,164
Utilities - 0 .2%
Electric Utilities - 0 .2%
TXNM Energy, Inc. 3,806 203,545
Water Utilities - 0 .0% †
Cadiz, Inc. * 17,910 52,476
Total Utilities 256,021
TOTAL COMMON STOCKS
(Cost $75,391,166) 114,111,747

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3 .0%
Limited Purpose Cash Investment
Fund, 4.32% (b)
(Cost $3,542,648) 3,544,044 3,542,981
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.5%
(Cost $78,933,814) 117,654,728
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.5)% ‡ (630,611)
NET ASSETS - 100.0% 117,024,117
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,864,876 3 .3%
Consumer Discretionary 9,965,331 8 .5
Consumer Staples 3,902,780 3 .3
Energy 5,464,501 4 .7
Financials 26,055,525 22 .3
Health Care 21,350,586 18 .2
Industrials 21,122,224 18 .1
Information Technology 14,864,600 12 .7
Materials 3,153,139 2 .7
Real Estate 4,112,164 3 .5
Utilities 256,021 0 .2
Investment Companies 3,542,981 3 .0
Total Investments In Securities
At Value 117,654,728 100 .5
Liabilities in Excess of Other
Assets ‡ (630,611) ( 0 .5 )
Net Assets
$ 117,024,117 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2025 amounted to $54,932, which represents 0.05% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 31 6/2025 USD $ 3,142,005 $ 17,167
Net unrealized appreciation $ 17,167
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 244,233 $ 244,233

Schedule of Investments
March 31, 2025 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2025
37
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.0%
Australia - 5 .1%
Aristocrat Leisure Ltd. 8,649 349,793
Brambles Ltd. 28,352 358,177
Coles Group Ltd. 22,373 273,863
Commonwealth Bank of Australia 21,913 2,083,792
Computershare Ltd. 10,935 269,537
Fortescue Ltd. 22,702 219,733
Goodman Group, REIT 71,730 1,287,313
Northern Star Resources Ltd. 25,600 295,557
Pro Medicus Ltd. 2,509 317,578
Qantas Airways Ltd. 38,525 219,636
QBE Insurance Group Ltd. 3,990 55,130
REA Group Ltd. 5,051 700,799
SGH Ltd. 6,415 201,372
Suncorp Group Ltd. 21,287 257,821
Wesfarmers Ltd. 2,036 92,300
Westpac Banking Corp. 67,184 1,338,806
WiseTech Global Ltd. 7,229 372,785
8,693,992
Austria - 0 .3%
Erste Group Bank AG 6,270 433,703
Belgium - 0 .4%
Lotus Bakeries NV 19 168,911
UCB SA 2,717 478,368
647,279
Brazil - 0 .4%
Wheaton Precious Metals Corp. (1) 7,921 614,668
Canada - 14 .8%
Agnico Eagle Mines Ltd. (1) 10,374 1,123,943
AltaGas Ltd. (1) 16,210 444,605
Brookfield Asset Management Ltd.,
Class A (1) 9,670 468,095
Brookfield Corp., Class A (1) 25,606 1,340,042
Brookfield Renewable Corp. (1) 2,293 64,007
CAE, Inc. (1)* 4,450 109,406
Cameco Corp. (1) 1,378 56,727
Canadian Imperial Bank of
Commerce (1) 17,482 983,404
Canadian Pacific Kansas City Ltd.
(1) 6,204 435,386
Canadian Utilities Ltd., Class A (1) 12,242 314,759
Constellation Software, Inc. (1) 638 2,020,501
Dollarama, Inc. (1) 8,369 894,911
Element Fleet Management Corp.
(1) 3,594 71,453
Emera, Inc. (1) 21,989 926,134
Empire Co. Ltd., Class A (1) 2,839 95,189
Fairfax Financial Holdings Ltd. (1) 781 1,128,769
Fortis, Inc. (1) 14,222 647,825
Franco-Nevada Corp. (1) 615 96,726
George Weston Ltd. (1) 3,264 556,448
Gildan Activewear, Inc. (1) 1,127 49,824
Great-West Lifeco, Inc. (1) 10,440 409,025
Hydro One Ltd. (1)(a) 7,477 251,424
iA Financial Corp., Inc. (1) 3,485 330,955
Imperial Oil Ltd. (1) 5,541 400,255
Intact Financial Corp. (1) 5,158 1,053,823
INVESTMENTS SHARES VALUE ($)
Canada - 14.8% (continued)
Kinross Gold Corp. (1) 55,895 704,198
Lumine Group, Inc. (1)*(b) 2,271 63,914
Manulife Financial Corp. (1) 19,149 596,672
Metro, Inc., Class A (1) 1,865 129,690
National Bank of Canada (1) 3,183 262,705
Pan American Silver Corp. (1) 6,937 179,180
Power Corp. of Canada (1) 5,592 197,714
RB Global, Inc. (1) 688 69,051
Royal Bank of Canada (1) 18,727 2,109,480
Shopify, Inc., Class A (1)* 20,475 1,947,832
TC Energy Corp. (1) 4,161 196,506
Teck Resources Ltd., Class B (1) 6,010 218,925
Thomson Reuters Corp. (1) 15,397 2,656,988
TMX Group Ltd. (1) 7,198 262,800
WSP Global, Inc. (1) 9,304 1,578,910
25,448,201
China - 1 .0%
BOC Hong Kong Holdings Ltd. 93,500 378,574
Prosus NV 18,226 846,765
SITC International Holdings Co.
Ltd. (1) 84,000 228,312
Yangzijiang Shipbuilding Holdings
Ltd. 153,800 269,923
1,723,574
Denmark - 1 .5%
Danske Bank A/S 41,446 1,356,587
DSV A/S 2,590 500,857
Pandora A/S 4,159 637,414
2,494,858
Finland - 0 .7%
Fortum OYJ 5,511 90,245
Nokia OYJ 105,085 553,462
Orion OYJ, Class B 2,573 152,828
Wartsila OYJ Abp 20,854 372,108
1,168,643
France - 4 .8%
Accor SA 17,221 785,369
Air Liquide SA 3,379 641,825
Alstom SA * 9,149 202,657
AXA SA 6,267 267,762
Bureau Veritas SA 5,792 175,730
Covivio SA, REIT 1,567 87,716
Credit Agricole SA 19,138 348,447
Engie SA 7,968 155,263
EssilorLuxottica SA 1,855 534,553
Hermes International SCA 617 1,623,400
Klepierre SA, REIT 5,935 198,655
Legrand SA 2,537 268,677
L'Oreal SA 1,984 737,439
LVMH Moet Hennessy Louis
Vuitton SE 305 188,880
Publicis Groupe SA 3,708 349,845
Safran SA 5,277 1,389,346
Societe Generale SA 5,048 227,735

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 4.8% (continued)
Sodexo SA (1) 2,064 132,569
8,315,868
Germany - 12 .1%
adidas AG 1,542 363,697
Allianz SE (Registered) 3,447 1,319,201
Commerzbank AG 42,785 979,134
CTS Eventim AG & Co. KGaA 1,474 147,875
Deutsche Bank AG (Registered) 36,351 866,505
Deutsche Telekom AG (Registered) 72,107 2,662,189
Fresenius Medical Care AG 3,791 188,640
Hannover Rueck SE 2,710 807,737
Heidelberg Materials AG 2,087 359,752
MTU Aero Engines AG 1,233 428,434
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 5,817 3,674,721
Nemetschek SE 512 59,687
Rational AG 103 85,815
Rheinmetall AG 1,114 1,594,048
RWE AG (1) 3,865 137,998
SAP SE 14,549 3,898,401
Scout24 SE (a) 5,345 559,742
Siemens AG (Registered) 1,098 253,579
Siemens Energy AG * 20,262 1,201,172
Talanx AG 9,912 1,042,507
Zalando SE *(a) 4,955 171,866
20,802,700
Hong Kong - 0 .7%
Hong Kong Exchanges & Clearing
Ltd. 13,600 604,985
Techtronic Industries Co. Ltd. 25,361 303,933
WH Group Ltd. (a) 395,000 362,691
1,271,609
Italy - 5 .6%
BPER Banca SpA 37,500 294,364
Coca-Cola HBC AG 1,752 79,348
Ferrari NV 2,690 1,148,793
Generali 21,586 758,297
Intesa Sanpaolo SpA 425,117 2,190,912
Leonardo SpA 22,059 1,074,248
Poste Italiane SpA (a) 24,946 445,045
Prysmian SpA 8,551 470,707
UniCredit SpA 46,696 2,621,146
Unipol Assicurazioni SpA 30,174 483,023
9,565,883
Japan - 15 .1%
Advantest Corp. 9,832 438,276
Asics Corp. 21,300 451,721
Bandai Namco Holdings, Inc. 12,277 411,862
Chugai Pharmaceutical Co. Ltd. 19,069 873,581
Dai-ichi Life Holdings, Inc. 58,400 445,915
Daiichi Sankyo Co. Ltd. 6,106 145,408
Daikin Industries Ltd. 874 94,845
Fast Retailing Co. Ltd. 2,456 731,130
Fujikura Ltd. 5,600 207,395
Fujitsu Ltd. 41,080 817,529
INVESTMENTS SHARES VALUE ($)
Japan - 15.1% (continued)
Hikari Tsushin, Inc. 595 153,566
Hitachi Ltd. 89,305 2,096,828
Hoya Corp. 2,187 246,822
ITOCHU Corp. 21,629 1,004,082
Japan Tobacco, Inc. 5,898 162,113
Keyence Corp. 310 121,895
Konami Group Corp. 4,507 532,197
Mitsubishi Corp. 8,956 158,116
Mitsubishi Electric Corp. 2,600 47,950
Mitsubishi HC Capital, Inc. 42,915 290,810
Mitsubishi Heavy Industries Ltd. 84,120 1,444,643
Mitsubishi UFJ Financial Group,
Inc. 73,100 996,632
Mitsui OSK Lines Ltd. 3,936 137,041
Mizuho Financial Group, Inc. 38,561 1,058,258
MonotaRO Co. Ltd. 18,200 339,990
MS&AD Insurance Group
Holdings, Inc. 44,400 965,604
Nippon Yusen KK 13,801 456,097
Nitori Holdings Co. Ltd. 2,107 206,148
Nomura Research Institute Ltd. 15,822 515,043
Obayashi Corp. 17,900 238,792
Obic Co. Ltd. 19,115 551,143
Oracle Corp. Japan 1,200 126,280
Otsuka Holdings Co. Ltd. 1,600 83,376
Pan Pacific International Holdings
Corp. 3,500 96,139
Panasonic Holdings Corp. 4,200 50,104
Rakuten Group, Inc. * 15,200 87,202
Recruit Holdings Co. Ltd. 27,118 1,405,018
Resona Holdings, Inc. 94,450 824,720
Shimadzu Corp. 10,509 262,501
SoftBank Group Corp. 3,000 153,450
Sompo Holdings, Inc. 18,900 575,528
Sony Group Corp. 84,060 2,126,971
Sumitomo Mitsui Financial Group,
Inc. 51,363 1,320,780
Terumo Corp. 17,314 325,781
Toho Co. Ltd. 6,300 313,045
Tokio Marine Holdings, Inc. 22,300 867,533
Tokyo Gas Co. Ltd. 9,200 292,658
TOPPAN Holdings, Inc. 7,600 207,763
Toray Industries, Inc. 14,300 97,725
Trend Micro, Inc. 1,800 121,514
Zensho Holdings Co. Ltd. 1,000 53,924
ZOZO, Inc. 10,200 97,694
25,831,138
Jordan - 0 .0% †
Hikma Pharmaceuticals plc 2,936 74,169
Netherlands - 3 .2%
Adyen NV *(a) 305 467,503
Argenx SE * 952 561,772
Euronext NV (a) 5,922 859,472
Koninklijke Ahold Delhaize NV 24,515 915,759
Koninklijke KPN NV 14,059 59,549
Koninklijke Philips NV * 14,232 362,320
NN Group NV 11,208 623,678

Schedule of Investments
March 31, 2025 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
39
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.2% (continued)
Wolters Kluwer NV 10,940 1,703,317
5,553,370
New Zealand - 0 .2%
Xero Ltd. * 3,309 323,433
Norway - 0 .9%
Kongsberg Gruppen ASA 6,401 938,484
Orkla ASA 40,107 439,833
Telenor ASA 7,732 110,482
1,488,799
Singapore - 2 .2%
DBS Group Holdings Ltd. 45,243 1,553,704
Oversea-Chinese Banking Corp.
Ltd. 49,800 638,238
Singapore Exchange Ltd. 15,600 154,441
Singapore Technologies
Engineering Ltd. 74,700 375,155
Singapore Telecommunications
Ltd. 288,300 731,231
United Overseas Bank Ltd. 12,300 347,063
3,799,832
South Africa - 0 .1%
Anglo American plc 7,239 202,897
South Korea - 0 .0% †
Delivery Hero SE *(a) 2,846 68,240
Spain - 2 .2%
ACS Actividades de Construccion
y Servicios SA 12,350 706,831
Aena SME SA (a) 692 162,346
Banco Santander SA 39,346 265,071
CaixaBank SA 79,725 621,037
Endesa SA (1) 12,217 323,651
Iberdrola SA 52,097 841,267
Industria de Diseno Textil SA 16,997 846,312
3,766,515
Sweden - 2 .6%
Hexagon AB, Class B 96,475 1,031,295
Investor AB, Class B 39,247 1,170,506
Saab AB, Class B 12,204 479,854
Securitas AB, Class B 21,197 299,958
Tele2 AB, Class B (1) 51,149 689,752
Telefonaktiebolaget LM Ericsson,
Class B 69,959 544,334
Telia Co. AB (1) 58,700 211,925
4,427,624
Switzerland - 4 .1%
ABB Ltd. (Registered) 15,847 817,673
Baloise Holding AG (Registered) 1,165 244,505
Chocoladefabriken Lindt &
Spruengli AG 14 189,272
Cie Financiere Richemont SA
(Registered) 1,961 342,324
EMS-Chemie Holding AG
(Registered) 221 150,574
Geberit AG (Registered) 236 147,851
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.1% (continued)
Givaudan SA (Registered) (1) 101 433,591
Helvetia Holding AG (Registered) 836 173,396
Lonza Group AG (Registered) 1,129 697,462
Partners Group Holding AG 1,115 1,586,869
Sandoz Group AG 8,898 373,129
Sika AG (Registered) 1,689 411,414
Swiss Life Holding AG (Registered) 151 137,759
Swiss Prime Site AG (Registered) 1,235 151,557
UBS Group AG (Registered) 27,082 831,813
Zurich Insurance Group AG 473 330,158
7,019,347
United Kingdom - 8 .6%
3i Group plc 19,506 917,184
Ashtead Group plc 5,509 297,854
BAE Systems plc 25,065 506,125
Barclays plc 241,087 906,495
British American Tobacco plc 29,467 1,208,865
BT Group plc 254,839 546,619
Bunzl plc 7,883 303,231
Compass Group plc 14,282 472,396
Halma plc 8,900 298,609
HSBC Holdings plc 192,221 2,179,110
Imperial Brands plc 18,326 678,096
Informa plc 12,959 129,939
InterContinental Hotels Group plc 4,832 520,263
London Stock Exchange Group plc 7,495 1,113,212
Marks & Spencer Group plc 13,239 61,123
NatWest Group plc 140,892 831,881
Next plc 2,173 313,076
Pearson plc 29,733 470,360
Rolls-Royce Holdings plc * 192,420 1,870,201
SSE plc 3,616 74,484
Standard Chartered plc 28,270 419,509
Unilever plc 9,997 596,492
14,715,124
United States - 9 .3%
CSL Ltd. 2,954 464,928
Experian plc 4,463 206,795
Ferrovial SE 5,734 256,469
GFL Environmental, Inc. (1) 9,005 434,966
Haleon plc 42,070 212,462
Holcim AG 5,527 594,778
Jackson Financial, Inc., Class A (1) 223 18,683
Roche Holding AG 5,369 1,767,086
Sanofi SA 3,359 371,915
Schneider Electric SE 8,827 2,037,672
Shell plc 256,683 9,343,345
Swiss Re AG 1,913 325,552
16,034,651
Zambia - 0 .1%
First Quantum Minerals Ltd. (1)* 17,544 235,903
TOTAL COMMON STOCKS
(Cost $101,697,054) 164,722,020

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –
SHARES
SHORT-TERM INVESTMENTS - 1.5%
INVESTMENT COMPANIES - 1 .5%
Limited Purpose Cash Investment
Fund, 4.32% (1)(c)
(Cost $2,495,835) 2,496,833 2,496,084
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.5%
(Cost $104,192,889) 167,218,104
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.5% ‡ 4,292,665
NET ASSETS - 100.0% 171,510,769
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 7,898,639 4 .6%
Consumer Discretionary 14,631,446 8 .5
Consumer Staples 6,655,132 3 .9
Energy 9,996,833 5 .8
Financials 56,042,039 32 .7
Health Care 8,232,177 4 .8
Industrials 34,326,371 20 .0
Information Technology 14,068,434 8 .2
Materials 6,581,389 3 .8
Real Estate 1,725,240 1 .0
Utilities 4,564,320 2 .7
Investment Companies 2,496,084 1 .5
Total Investments In Securities
At Value 167,218,104 97 .5
Other Assets in Excess of
Liabilities ‡ 4,292,665 2 .5
Net Assets
$ 171,510,769 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $3,348,329, which represents 1.95% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2025 amounted to $63,914, which represents 0.04% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 51 6/2025 USD $ 6,161,565 $ (147,743)
Net unrealized depreciation $ (147,743)
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 300,435 $ 300,435

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2025
41
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.2%
Communication Services - 8 .3%
Diversified Telecommunication Services - 1 .8%
AT&T, Inc.
1,184,570 33,499,640
Verizon Communications, Inc.
134,993 6,123,282
39,622,922
Entertainment - 3 .2%
Electronic Arts, Inc.
209,234 30,238,498
Netflix, Inc. *
11,888 11,085,917
ROBLOX Corp., Class A *
18,636 1,086,292
Spotify Technology SA *
42,768 23,523,683
Walt Disney Co. (The)
39,115 3,860,650
69,795,040
Interactive Media & Services - 2 .0%
Alphabet, Inc., Class A
159,313 24,636,162
Meta Platforms, Inc., Class A
31,521 18,167,444
42,803,606
Media - 0 .1%
Fox Corp., Class A 27,291 1,544,671
Wireless Telecommunication Services - 1 .2%
T-Mobile US, Inc. 100,148 26,710,473
Total Communication Services 180,476,712
Consumer Discretionary - 5 .9%
Broadline Retail - 0 .1%
Dillard's, Inc., Class A 6,717 2,405,559
Diversified Consumer Services - 0 .1%
Grand Canyon Education, Inc. * 16,968 2,935,803
Hotels, Restaurants & Leisure - 1 .7%
Airbnb, Inc., Class A *
80,822 9,654,996
Booking Holdings, Inc.
3,180 14,649,974
Chipotle Mexican Grill, Inc., Class
A * 12,912 648,311
DoorDash, Inc., Class A *
13,914 2,543,062
McDonald's Corp.
15,980 4,991,673
Texas Roadhouse, Inc., Class A
30,901 5,149,034
37,637,050
Household Durables - 0 .5%
Garmin Ltd. 48,248 10,476,088
Specialty Retail - 3 .1%
AutoZone, Inc. *
5,947 22,674,603
Murphy USA, Inc.
20,554 9,656,475
O'Reilly Automotive, Inc. *
23,330 33,422,091
65,753,169
Textiles, Apparel & Luxury Goods - 0 .4%
Deckers Outdoor Corp. * 79,492 8,888,001
Total Consumer Discretionary 128,095,670
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 15 .9%
Beverages - 3 .8%
Coca-Cola Co. (The)
438,434 31,400,643
Molson Coors Beverage Co., Class
B 42,932 2,613,271
Monster Beverage Corp. *
323,670 18,941,168
PepsiCo, Inc.
199,484 29,910,631
82,865,713
Consumer Staples Distribution & Retail - 4 .2%
Casey's General Stores, Inc.
7,942 3,447,146
Costco Wholesale Corp.
29,698 28,087,774
Kroger Co. (The)
453,894 30,724,085
Walmart, Inc.
321,462 28,221,149
90,480,154
Food Products - 3 .3%
General Mills, Inc.
265,921 15,899,417
Hershey Co. (The)
70,870 12,120,896
Hormel Foods Corp.
27,511 851,190
Ingredion, Inc.
19,469 2,632,403
Kraft Heinz Co. (The)
328,293 9,989,956
Mondelez International, Inc., Class A
254,640 17,277,324
Pilgrim's Pride Corp. *
161,720 8,815,357
Tyson Foods, Inc., Class A
65,070 4,152,117
71,738,660
Household Products - 4 .0%
Church & Dwight Co., Inc.
269,235 29,640,081
Colgate-Palmolive Co.
260,036 24,365,374
Kimberly-Clark Corp.
6,432 914,759
Procter & Gamble Co. (The)
180,848 30,820,116
85,740,330
Tobacco - 0 .6%
Philip Morris International, Inc. 84,588 13,426,653
Total Consumer Staples 344,251,510
Energy - 6 .7%
Oil, Gas & Consumable Fuels - 6 .7%
Chevron Corp.
99,294 16,610,893
ConocoPhillips
199,530 20,954,641
Coterra Energy, Inc.
160,843 4,648,363
DT Midstream, Inc.
118,386 11,421,881
EOG Resources, Inc.
236,618 30,343,892
Expand Energy Corp.
11,444 1,273,946
Exxon Mobil Corp.
278,010 33,063,729
Kinder Morgan, Inc.
76,595 2,185,256
Marathon Petroleum Corp.
12,193 1,776,398
Permian Resources Corp., Class A
60,481 837,662
Texas Pacific Land Corp.
16,716 22,148,533
Total Energy 145,265,194

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 15 .0%
Banks - 0 .2%
First Citizens BancShares, Inc.,
Class A 716 1,327,550
JPMorgan Chase & Co.
7,390 1,812,767
Wells Fargo & Co.
12,748 915,179
4,055,496
Capital Markets - 3 .7%
Bank of New York Mellon Corp.
(The) 21,528 1,805,553
Cboe Global Markets, Inc.
148,163 33,527,805
CME Group, Inc.
124,874 33,127,823
Intercontinental Exchange, Inc.
61,543 10,616,168
LPL Financial Holdings, Inc.
1,856 607,172
79,684,521
Financial Services - 3 .2%
Fiserv, Inc. *
23,163 5,115,085
Jack Henry & Associates, Inc.
11,409 2,083,284
Mastercard, Inc., Class A
55,991 30,689,787
MGIC Investment Corp.
45,326 1,123,178
Visa, Inc., Class A
89,230 31,271,546
70,282,880
Insurance - 7 .9%
Arch Capital Group Ltd.
72,482 6,971,319
Arthur J Gallagher & Co.
80,338 27,735,891
Assurant, Inc.
13,994 2,935,242
Chubb Ltd.
80,361 24,268,219
CNA Financial Corp.
18,586 943,983
Everest Group Ltd.
23,634 8,586,941
Markel Group, Inc. *
2,100 3,926,181
Marsh & McLennan Cos., Inc.
96,962 23,661,637
Progressive Corp. (The)
112,560 31,855,606
Reinsurance Group of America, Inc.
18,572 3,656,827
Travelers Cos., Inc. (The)
80,753 21,355,938
Unum Group
59,918 4,880,920
W R Berkley Corp.
88,696 6,311,607
White Mountains Insurance Group
Ltd. 1,788 3,443,348
170,533,659
Total Financials 324,556,556
Health Care - 16 .4%
Biotechnology - 2 .4%
AbbVie, Inc.
29,913 6,267,372
Exelixis, Inc. *
107,469 3,967,755
GRAIL, Inc. *
15,367 392,473
Neurocrine Biosciences, Inc. *
38,837 4,295,372
United Therapeutics Corp. *
79,788 24,596,247
Vertex Pharmaceuticals, Inc. *
23,325 11,308,427
50,827,646
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2 .6%
Abbott Laboratories
163,950 21,747,967
Becton Dickinson & Co.
50,578 11,585,397
Boston Scientific Corp. *
101,465 10,235,789
Edwards Lifesciences Corp. *
13,829 1,002,326
Stryker Corp.
29,476 10,972,441
55,543,920
Health Care Providers & Services - 5 .7%
Cardinal Health, Inc.
93,452 12,874,882
Cencora, Inc.
100,988 28,083,753
Centene Corp. *
17,506 1,062,789
Chemed Corp.
5,985 3,682,690
Cigna Group (The)
25,880 8,514,520
Elevance Health, Inc.
10,034 4,364,389
McKesson Corp.
50,199 33,783,425
UnitedHealth Group, Inc.
58,862 30,828,973
123,195,421
Health Care Technology - 0 .7%
Veeva Systems, Inc., Class A * 64,797 15,008,929
Life Sciences Tools & Services - 1 .1%
Danaher Corp.
100,099 20,520,295
Medpace Holdings, Inc. *
3,082 939,055
Thermo Fisher Scientific, Inc.
4,717 2,347,179
West Pharmaceutical Services, Inc.
2,814 629,998
24,436,527
Pharmaceuticals - 3 .9%
Eli Lilly & Co.
34,660 28,626,041
Johnson & Johnson
188,354 31,236,627
Merck & Co., Inc.
280,636 25,189,887
85,052,555
Total Health Care 354,064,998
Industrials - 15 .0%
Aerospace & Defense - 3 .6%
GE Aerospace
69,827 13,975,874
General Dynamics Corp.
2,506 683,086
Lockheed Martin Corp.
57,713 25,780,974
Northrop Grumman Corp.
65,011 33,286,282
RTX Corp.
34,713 4,598,084
78,324,300
Air Freight & Logistics - 0 .7%
Expeditors International of
Washington, Inc. 109,878 13,212,829
FedEx Corp.
3,161 770,589
13,983,418
Commercial Services & Supplies - 4 .4%
Cintas Corp.
137,004 28,158,432
Republic Services, Inc., Class A
134,066 32,465,423
Rollins, Inc.
42,615 2,302,488
Waste Management, Inc.
135,309 31,325,387
94,251,730

Schedule of Investments
March 31, 2025 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
43
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0 .6%
Landstar System, Inc.
51,152 7,683,031
Old Dominion Freight Line, Inc.
22,085 3,653,963
U-Haul Holding Co. *
2,125 138,890
Union Pacific Corp.
10,338 2,442,249
13,918,133
Machinery - 0 .8%
Cummins, Inc.
28,462 8,921,129
Illinois Tool Works, Inc.
36,712 9,104,943
18,026,072
Professional Services - 3 .9%
Automatic Data Processing, Inc.
99,866 30,512,059
CACI International, Inc., Class A *
39,207 14,385,832
FTI Consulting, Inc. *
93,008 15,260,753
Leidos Holdings, Inc.
56,170 7,579,580
Paychex, Inc.
39,389 6,076,935
Verisk Analytics, Inc., Class A
32,852 9,777,412
83,592,571
Trading Companies & Distributors - 1 .0%
Fastenal Co.
48,978 3,798,244
WW Grainger, Inc.
17,520 17,306,781
21,105,025
Total Industrials 323,201,249
Information Technology - 11 .2%
Communications Equipment - 1 .5%
Arista Networks, Inc. *
161,446 12,508,836
Cisco Systems, Inc.
200,316 12,361,500
F5, Inc. *
4,201 1,118,600
Motorola Solutions, Inc.
5,312 2,325,647
Ubiquiti, Inc.
15,963 4,950,765
33,265,348
Electronic Equipment, Instruments & Components - 0 .1%
TD SYNNEX Corp.
8,326 865,571
Teledyne Technologies, Inc. *
2,956 1,471,231
2,336,802
IT Services - 1 .6%
Accenture plc, Class A (Ireland)
35,337 11,026,557
Akamai Technologies, Inc. *
10,264 826,252
Amdocs Ltd.
58,617 5,363,456
International Business Machines
Corp. 70,192 17,453,943
34,670,208
Semiconductors & Semiconductor Equipment - 0 .4%
Analog Devices, Inc.
11,256 2,269,998
NVIDIA Corp.
47,975 5,199,530
7,469,528
Software - 6 .3%
Adobe, Inc. *
22,942 8,798,945
Atlassian Corp., Class A *
10,572 2,243,484
Cadence Design Systems, Inc. *
13,004 3,307,307
INVESTMENTS SHARES VALUE ($)
Software - 6.3% (continued)
Datadog, Inc., Class A *
12,713 1,261,257
Dolby Laboratories, Inc., Class A
78,664 6,317,506
Fair Isaac Corp. *
1,387 2,557,850
Fortinet, Inc. *
48,343 4,653,497
HubSpot, Inc. *
1,140 651,271
Manhattan Associates, Inc. *
33,515 5,799,436
Microsoft Corp.
73,170 27,467,286
Nutanix, Inc., Class A *
34,387 2,400,557
Palantir Technologies, Inc., Class A *
13,121 1,107,412
Roper Technologies, Inc.
33,981 20,034,518
ServiceNow, Inc. *
13,286 10,577,516
Synopsys, Inc. *
12,060 5,171,931
Tyler Technologies, Inc. *
17,000 9,883,630
Zoom Communications, Inc., Class
A * 312,295 23,038,002
135,271,405
Technology Hardware, Storage & Peripherals - 1 .3%
Apple, Inc. 125,984 27,984,826
Total Information Technology 240,998,117
Materials - 0 .3%
Chemicals - 0 .3%
Linde plc 11,810 5,499,208
Real Estate - 0 .1%
Specialized REITs - 0 .1%
Millrose Properties, Inc., Class A,
REIT * 96,639 2,561,900
Utilities - 1 .4%
Electric Utilities - 0 .5%
Duke Energy Corp.
86,232 10,517,717
Xcel Energy, Inc.
13,804 977,185
11,494,902
Gas Utilities - 0 .2%
Atmos Energy Corp. 32,664 5,049,201
Multi-Utilities - 0 .7%
Consolidated Edison, Inc. 126,742 14,016,398
Total Utilities 30,560,501
TOTAL COMMON STOCKS
(Cost $1,169,078,782) 2,079,531,615
SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3 .8%
Limited Purpose Cash Investment
Fund, 4.32% (a)
(Cost $81,547,355) 81,576,440 81,551,966
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $1,250,626,137) 2,161,083,581
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.0)% †‡ (268,867)
NET ASSETS - 100.0% 2,160,814,714

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 180,476,712 8 .3%
Consumer Discretionary 128,095,670 5 .9
Consumer Staples 344,251,510 15 .9
Energy 145,265,194 6 .7
Financials 324,556,556 15 .0
Health Care 354,064,998 16 .4
Industrials 323,201,249 15 .0
Information Technology 240,998,117 11 .2
Materials 5,499,208 0 .3
Real Estate 2,561,900 0 .1
Utilities 30,560,501 1 .4
Investment Companies 81,551,966 3 .8
Total Investments In Securities
At Value 2,161,083,581 100 .0
Liabilities in Excess of Other
Assets ‡ (268,867) (0.0) †
Net Assets
$ 2,160,814,714 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 252 6/2025 USD $ 71,230,950 $ 932,972
Net unrealized appreciation $ 932,972
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 3,793,837 $ 3,793,837

Schedule of Investments
March 31, 2025 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2025
45
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.4%
Australia - 7 .1%
ANZ Group Holdings Ltd. 53,331 976,441
Aristocrat Leisure Ltd. 19,108 772,787
BHP Group Ltd. 38,878 943,302
Brambles Ltd. 31,891 402,886
Cochlear Ltd. 7,230 1,191,569
Coles Group Ltd. 42,828 524,247
Fortescue Ltd. 86,315 835,445
Goodman Group, REIT 3,543 63,585
Medibank Pvt Ltd. 149,829 418,749
Pro Medicus Ltd. 3,321 420,357
QBE Insurance Group Ltd. 21,446 296,323
REA Group Ltd. 14,545 2,018,040
Santos Ltd. 389,872 1,633,737
Sonic Healthcare Ltd. 22,313 362,293
Telstra Group Ltd. 1,255,209 3,315,994
Washington H Soul Pattinson &
Co. Ltd. 14,169 308,718
Wesfarmers Ltd. 29,562 1,340,162
Woolworths Group Ltd. 62,935 1,168,536
16,993,171
Austria - 0 .3%
OMV AG 13,966 719,199
Belgium - 1 .3%
Anheuser-Busch InBev SA/NV 15,325 942,203
Groupe Bruxelles Lambert NV 354 26,415
KBC Group NV 3,106 283,092
Lotus Bakeries NV 84 746,764
UCB SA 6,645 1,169,951
3,168,425
Brazil - 1 .1%
Wheaton Precious Metals Corp. (1) 35,604 2,762,863
Canada - 11 .7%
Alimentation Couche-Tard, Inc. (1) 10,094 497,808
Bank of Montreal (1) 1,972 188,313
BCE, Inc. (1) 4,165 95,598
Canadian National Railway Co. (1) 14,914 1,451,344
Canadian Natural Resources Ltd.
(1) 38,099 1,172,318
Canadian Pacific Kansas City Ltd.
(1) 12,615 885,299
Cenovus Energy, Inc. (1) 15,538 215,948
CGI, Inc. (1) 19,885 1,985,115
Constellation Software, Inc. (1) 655 2,074,339
Descartes Systems Group, Inc.
(The) (1)* 7,817 786,942
Enbridge, Inc. (1) 28,663 1,268,578
Fairfax Financial Holdings Ltd. (1) 83 119,959
Fortis, Inc. (1) 1,581 72,016
Franco-Nevada Corp. (1) 485 76,280
George Weston Ltd. (1) 1,315 224,182
Hydro One Ltd. (1)(a) 45,825 1,540,928
Imperial Oil Ltd. (1) 17,907 1,293,515
Intact Financial Corp. (1) 11,764 2,403,484
Loblaw Cos. Ltd. (1) 25,672 3,597,522
Lumine Group, Inc. (1)*(b) 2,895 81,476
Metro, Inc., Class A (1) 37,619 2,615,984
INVESTMENTS SHARES VALUE ($)
Canada - 11.7% (continued)
Parkland Corp. (1) 2,834 70,936
Pembina Pipeline Corp. (1) 6,613 264,511
Royal Bank of Canada (1) 9,565 1,077,438
Shopify, Inc., Class A (1)* 1,136 108,070
Sun Life Financial, Inc. (1) 3,828 219,085
Suncor Energy, Inc. (1) 16,118 624,089
Thomson Reuters Corp. (1) 15,214 2,625,406
Tourmaline Oil Corp. (1) 1,547 74,606
West Fraser Timber Co. Ltd. (1) 4,448 341,640
28,052,729
China - 1 .3%
BOC Hong Kong Holdings Ltd. 736,000 2,980,007
Wilmar International Ltd. 58,200 144,315
3,124,322
Denmark - 1 .5%
Genmab A/S * 4,567 889,745
Novo Nordisk A/S, Class B 20,916 1,430,201
Pandora A/S 3,324 509,441
ROCKWOOL A/S, Class B 1,590 659,068
Zealand Pharma A/S * 2,094 157,248
3,645,703
Finland - 0 .7%
Elisa OYJ (1) 17,983 876,581
Fortum OYJ 4,733 77,505
Kone OYJ, Class B 5,428 299,494
Nokia OYJ 79,412 418,247
1,671,827
France - 8 .0%
Air Liquide SA 9,143 1,736,669
AXA SA 2,954 126,212
Bouygues SA 9,854 388,448
Danone SA 28,355 2,168,740
Dassault Aviation SA 9,073 2,991,603
Dassault Systemes SE 10,831 412,366
Engie SA 4,240 82,620
EssilorLuxottica SA 1,091 314,392
Hermes International SCA 810 2,131,207
Ipsen SA 6,323 728,287
L'Oreal SA 7,066 2,626,382
Orange SA 84,827 1,098,862
Societe Generale SA 25,036 1,129,472
Thales SA 3,228 858,072
TotalEnergies SE 37,989 2,447,745
19,241,077
Germany - 5 .3%
Allianz SE (Registered) 938 358,982
Beiersdorf AG 25,162 3,250,526
Commerzbank AG 62,561 1,431,708
CTS Eventim AG & Co. KGaA 1,933 193,923
Deutsche Boerse AG 1,426 420,755
Deutsche Telekom AG (Registered) 6,110 225,581
Hannover Rueck SE 1,425 424,732
Knorr-Bremse AG 908 82,632
Rational AG 1,260 1,049,777
Rheinmetall AG 405 579,524

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 5.3% (continued)
SAP SE 12,543 3,360,892
Scout24 SE (a) 6,394 669,596
Zalando SE *(a) 22,128 767,517
12,816,145
Hong Kong - 2 .3%
CK Asset Holdings Ltd. 184,500 746,479
Hang Seng Bank Ltd. 9,000 122,569
Power Assets Holdings Ltd. 511,000 3,060,152
Sino Land Co. Ltd. 291,866 292,168
Sun Hung Kai Properties Ltd. 97,500 928,946
WH Group Ltd. (a) 352,500 323,667
Wharf Real Estate Investment Co.
Ltd. 27,000 65,559
5,539,540
Italy - 1 .4%
Coca-Cola HBC AG 37,799 1,711,909
Eni SpA 15,770 243,907
Ferrari NV 804 343,357
FinecoBank Banca Fineco SpA 3,706 73,403
Generali 13,836 486,046
Infrastrutture Wireless Italiane SpA
(1)(a) 6,876 72,789
Leonardo SpA 8,618 419,687
Moncler SpA 1,007 62,028
3,413,126
Japan - 20 .4%
Advantest Corp. 11,800 526,003
Asics Corp. 5,400 114,521
Brother Industries Ltd. 41,300 747,794
Canon, Inc. 72,500 2,260,780
Capcom Co. Ltd. 31,000 765,128
Chugai Pharmaceutical Co. Ltd. 34,200 1,566,755
Daito Trust Construction Co. Ltd. 15,200 1,555,328
Disco Corp. 4,100 837,309
FUJIFILM Holdings Corp. 21,200 406,170
Fujitsu Ltd. 9,000 179,108
Hoya Corp. 19,000 2,144,311
Idemitsu Kosan Co. Ltd. 34,500 244,029
Inpex Corp. 46,600 646,379
Japan Post Bank Co. Ltd. 252,900 2,567,841
Japan Post Holdings Co. Ltd. 7,400 74,203
Japan Tobacco, Inc. 117,800 3,237,869
Kao Corp. 3,700 160,161
KDDI Corp. 163,600 2,584,171
Keyence Corp. 5,900 2,319,940
Kokusai Electric Corp. 20,300 335,989
Konami Group Corp. 2,300 271,589
MatsukiyoCocokara & Co. 30,000 469,320
McDonald's Holdings Co. Japan
Ltd. 4,000 152,605
MEIJI Holdings Co. Ltd. (1) 23,600 511,367
Mitsubishi Electric Corp. 26,900 496,097
MonotaRO Co. Ltd. 70,000 1,307,652
Murata Manufacturing Co. Ltd. 4,200 64,785
Nexon Co. Ltd. 63,400 868,348
Nintendo Co. Ltd. 46,700 3,174,560
INVESTMENTS SHARES VALUE ($)
Japan - 20.4% (continued)
Nippon Telegraph & Telephone
Corp. 1,270,300 1,227,709
Nippon Yusen KK 13,500 446,149
Nissin Foods Holdings Co. Ltd. 21,300 434,741
Nitto Denko Corp. 35,000 647,380
Obic Co. Ltd. 77,500 2,234,559
Oracle Corp. Japan 12,600 1,325,940
Osaka Gas Co. Ltd. 3,200 72,407
Otsuka Corp. 75,200 1,628,187
Otsuka Holdings Co. Ltd. 8,200 427,302
Recruit Holdings Co. Ltd. 22,300 1,155,391
SCSK Corp. 10,700 264,586
Secom Co. Ltd. 22,200 756,112
Seiko Epson Corp. 26,500 424,545
Shin-Etsu Chemical Co. Ltd. 11,400 325,301
Shionogi & Co. Ltd. 57,500 867,946
Shizuoka Financial Group, Inc. 9,600 104,953
SoftBank Corp. 557,000 777,001
Sumitomo Mitsui Trust Group, Inc. 48,800 1,228,359
Suntory Beverage & Food Ltd. 28,600 943,562
Takeda Pharmaceutical Co. Ltd. 2,600 77,061
Toho Co. Ltd. 6,600 327,952
Tokyo Electron Ltd. 2,500 342,831
TOPPAN Holdings, Inc. 14,900 407,325
Trend Micro, Inc. 3,400 229,527
Yakult Honsha Co. Ltd. 66,700 1,269,199
ZOZO, Inc. 38,100 364,914
48,901,051
Netherlands - 3 .6%
Adyen NV *(a) 869 1,332,000
Argenx SE * 1,581 932,942
ASM International NV 554 252,454
BE Semiconductor Industries NV 703 73,468
Heineken NV 2,119 172,784
Koninklijke Ahold Delhaize NV 78,225 2,922,100
Koninklijke KPN NV 65,374 276,902
Universal Music Group NV 40,577 1,120,453
Wolters Kluwer NV 9,661 1,504,182
8,587,285
Norway - 2 .8%
DNB Bank ASA 17,397 457,762
Equinor ASA 62,675 1,655,168
Gjensidige Forsikring ASA (1) 8,755 201,218
Kongsberg Gruppen ASA 13,365 1,959,511
Orkla ASA 186,109 2,040,963
Telenor ASA 30,331 433,399
6,748,021
Portugal - 0 .4%
Galp Energia SGPS SA 27,330 478,822
Jeronimo Martins SGPS SA (1) 22,671 480,477
959,299
Singapore - 3 .3%
DBS Group Holdings Ltd. 48,420 1,662,807
Genting Singapore Ltd. 1,347,600 747,772
Oversea-Chinese Banking Corp.
Ltd. 258,400 3,311,663

Schedule of Investments
March 31, 2025 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
47
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 3.3% (continued)
Singapore Telecommunications
Ltd. 38,300 97,142
United Overseas Bank Ltd. 76,700 2,164,206
7,983,590
South Korea - 0 .1%
Delivery Hero SE *(a) 6,602 158,300
Spain - 1 .5%
CaixaBank SA 28,514 222,117
Iberdrola SA 72,838 1,176,194
Industria de Diseno Textil SA 43,437 2,162,810
3,561,121
Sweden - 2 .3%
Essity AB, Class B 40,052 1,137,927
Evolution AB (a) 2,470 184,038
Holmen AB, Class B 3,328 131,792
Investor AB, Class B 39,413 1,175,456
L E Lundbergforetagen AB, Class
B 1,464 73,357
Saab AB, Class B 3,114 122,441
Skandinaviska Enskilda Banken
AB, Class A * 9,172 150,891
Swedish Orphan Biovitrum AB * 45,395 1,300,848
Tele2 AB, Class B (1) 6,560 88,463
Telefonaktiebolaget LM Ericsson,
Class B 103,744 807,207
Telia Co. AB (1) 100,783 363,857
5,536,277
Switzerland - 4 .4%
BKW AG 870 152,167
Chocoladefabriken Lindt &
Spruengli AG 127 1,716,969
EMS-Chemie Holding AG
(Registered) 1,207 822,363
Kuehne + Nagel International AG
(Registered) 4,664 1,077,061
Logitech International SA
(Registered) 18,899 1,601,411
Schindler Holding AG 1,043 326,888
Sonova Holding AG (Registered) 872 254,607
Swisscom AG (Registered) 4,748 2,736,044
Zurich Insurance Group AG 2,614 1,824,593
10,512,103
United Kingdom - 9 .0%
Associated British Foods plc 37,789 936,842
AstraZeneca plc 12,430 1,825,281
Auto Trader Group plc (a) 275,178 2,660,866
BAE Systems plc 107,235 2,165,342
British American Tobacco plc 88,954 3,649,282
CK Hutchison Holdings Ltd. 15,500 87,373
Diageo plc 2,540 66,377
HSBC Holdings plc 80,167 908,812
Imperial Brands plc 49,225 1,821,417
J Sainsbury plc 142,828 435,352
Next plc 1,031 148,542
Reckitt Benckiser Group plc 9,660 653,214
Rolls-Royce Holdings plc * 86,757 843,223
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.0% (continued)
Sage Group plc (The) 120,786 1,896,380
Tesco plc 274,835 1,182,419
Unilever plc 41,111 2,452,973
21,733,695
United States - 5 .6%
BP plc 85,171 477,933
CSL Ltd. 10,096 1,589,002
GSK plc 20,352 388,931
Holcim AG 1,641 176,593
Nestle SA (Registered) 18,834 1,903,301
Novartis AG (Registered) 29,656 3,293,886
Roche Holding AG 5,980 1,968,183
Sanofi SA 10,579 1,171,327
Shell plc 64,890 2,362,017
Tenaris SA 3,698 72,365
13,403,538
TOTAL COMMON STOCKS
(Cost $171,622,843) 229,232,407
PREFERRED STOCKS - 1.1%
Germany - 1 .1%
Henkel AG & Co. KGaA
(Preference)
(Cost $2,150,112) 32,696 2,601,528
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –
SHARES
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3 .0%
Limited Purpose Cash Investment
Fund, 4.32% (1)(c)
(Cost $7,244,661) 7,248,006 7,245,831
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $181,017,616) 239,079,766
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 1,281,251
NET ASSETS - 100.0% 240,361,017

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,340,543 11 .0%
Consumer Discretionary 9,960,000 4 .1
Consumer Staples 51,742,931 21 .5
Energy 15,965,800 6 .6
Financials 31,332,140 13 .0
Health Care 24,472,428 10 .3
Industrials 25,347,990 10 .5
Information Technology 27,986,420 11 .6
Materials 8,799,629 3 .7
Real Estate 3,652,065 1 .5
Utilities 6,233,989 2 .7
Investment Companies 7,245,831 3 .0
Total Investments In Securities
At Value 239,079,766 99 .5
Other Assets in Excess of
Liabilities ‡ 1,281,251 0 .5
Net Assets
$ 240,361,017 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $7,709,701, which represents 3.21% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2025 amounted to $81,476, which represents 0.03% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 50 6/2025 USD $ 6,040,750 $ (213,499)
Net unrealized depreciation $ (213,499)
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 344,472 $ 344,472

Schedule of Investments
March 31, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2025
49
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.5%
Australia - 0 .6%
ASX Ltd. (2) 891 36,516
Computershare Ltd. (2) 13,178 324,825
Goodman Group, REIT (2) 25,367 455,251
GPT Group (The), REIT (2) 42,925 117,735
Northern Star Resources Ltd. (2) 9,672 111,665
Pro Medicus Ltd. (2) 1,565 198,091
Qantas Airways Ltd. (2) 23,972 136,668
QBE Insurance Group Ltd. (2) 9,458 130,683
Scentre Group, REIT (2) 90,560 191,606
Stockland, REIT (2) 49,658 153,223
Vicinity Ltd., REIT (2) 97,628 135,185
Westpac Banking Corp. (2) 17,106 340,879
2,332,327
Belgium - 0 .5%
Ageas SA/NV (2) 31,055 1,861,541
Solvay SA (2) 1,728 61,468
1,923,009
Canada - 1 .8%
Agnico Eagle Mines Ltd. 1,132 122,643
Bank of Nova Scotia (The) 2,273 107,770
Barrick Gold Corp. 6,068 117,814
Canadian Natural Resources Ltd. 11,166 343,581
Cenovus Energy, Inc. 171,456 2,382,906
Empire Co. Ltd., Class A 3,684 123,521
Enbridge, Inc. 2,618 115,868
Fairfax Financial Holdings Ltd. 80 115,623
George Weston Ltd. 1,664 283,680
Great-West Lifeco, Inc. 1,345 52,695
Manulife Financial Corp. 3,774 117,596
Open Text Corp. 8,307 209,659
Power Corp. of Canada 7,139 252,411
Royal Bank of Canada 979 110,278
Shopify, Inc., Class A * 11,757 1,118,469
Suncor Energy, Inc. 51,229 1,983,587
Toronto-Dominion Bank (The) 1,953 117,027
7,675,128
China - 0 .2%
BOC Hong Kong Holdings Ltd. (2) 34,000 137,663
Prosus NV (2) 5,238 243,353
Yangzijiang Shipbuilding Holdings
Ltd. (2) 141,900 249,039
630,055
Denmark - 0 .5%
AP Moller - Maersk A/S, Class B
(2) 133 231,477
Danske Bank A/S (2) 60,701 1,986,830
2,218,307
Finland - 0 .2%
Nordea Bank Abp (2) 44,241 565,862
Wartsila OYJ Abp (2) 5,857 104,509
670,371
INVESTMENTS SHARES VALUE ($)
France - 2 .7%
Alstom SA (2)* 22,033 488,046
BNP Paribas SA (2) 7,460 623,502
Carrefour SA (2) 8,228 117,676
Credit Agricole SA (2) 51,889 944,746
Orange SA (2) 48,929 633,834
Renault SA (2) 10,182 515,785
Safran SA (2) 486 127,956
Societe Generale SA (2) 105,466 4,757,984
TotalEnergies SE (2) 38,984 2,511,855
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 292,810
11,014,194
Germany - 3 .0%
Allianz SE (Registered) (2) 2,018 772,309
Commerzbank AG (2) 102,159 2,337,907
Deutsche Bank AG (Registered)
(2) 186,874 4,454,547
Deutsche Telekom AG (Registered)
(2) 3,064 113,123
Fresenius SE & Co. KGaA (2)* 1,365 58,277
Mercedes-Benz Group AG (2) 19,064 1,126,143
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 472 298,172
Rheinmetall AG (2) 2,194 3,139,445
12,299,923
Hong Kong - 0 .1%
CK Infrastructure Holdings Ltd. (2) 2,749 16,459
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 234,387
Link, REIT (2) 26,229 122,914
373,760
Italy - 1 .5%
Banco BPM SpA (2) 26,886 273,593
Intesa Sanpaolo SpA (2) 538,406 2,774,767
Poste Italiane SpA (2)(a) 6,114 109,076
UniCredit SpA (2) 56,387 3,165,123
6,322,559
Japan - 5 .5%
Asics Corp. (2) 5,000 106,038
Chiba Bank Ltd. (The) (2) 11,400 107,908
Chubu Electric Power Co., Inc. (2) 39,400 427,184
Daifuku Co. Ltd. (2) 4,300 105,701
Daiichi Sankyo Co. Ltd. (2) 29,900 712,035
Fujikura Ltd. (2) 27,900 1,033,274
Fujitsu Ltd. (2) 39,000 776,135
Honda Motor Co. Ltd. (2) 121,700 1,101,333
Inpex Corp. (2) 42,400 588,122
Japan Post Bank Co. Ltd. (2) 118,700 1,205,230
Japan Post Holdings Co. Ltd. (2) 10,700 107,293
Japan Post Insurance Co. Ltd. (2) 26,900 548,221
LY Corp. (2) 259,000 877,015
Makita Corp. (2) 3,100 102,714
Mitsubishi UFJ Financial Group,
Inc. (2) 202,000 2,754,031
Mizuho Financial Group, Inc. (2) 65,000 1,783,843

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 5.5% (continued)
MS&AD Insurance Group
Holdings, Inc. (2) 9,300 202,255
Nexon Co. Ltd. (2) 8,100 110,940
Nippon Building Fund, Inc., REIT 150 127,408
Nippon Telegraph & Telephone
Corp. (2) 180,900 174,835
Nippon Yusen KK (2) 28,100 928,652
Nomura Holdings, Inc. (2) 246,000 1,515,833
ORIX Corp. (2) 5,700 119,010
Otsuka Corp. (2) 7,700 166,716
SoftBank Corp. (2) 617,800 861,816
SoftBank Group Corp. (2) 18,900 966,733
Subaru Corp. (2) 12,600 225,655
Sumitomo Mitsui Financial Group,
Inc. (2) 68,200 1,753,736
Tokio Marine Holdings, Inc. (2) 3,800 147,831
Tokyo Electron Ltd. (2) 16,200 2,221,548
Toyota Tsusho Corp. (2) 32,000 539,132
Trend Micro, Inc. (2) 3,600 243,029
ZOZO, Inc. (2) 21,000 201,134
22,842,340
Luxembourg - 0 .0% †
ArcelorMittal SA (2) 4,336 125,252
Netherlands - 1 .3%
ABN AMRO Bank NV, CVA (2)(a) 42,887 903,688
Argenx SE (2)* 198 116,839
ASML Holding NV (2) 628 415,594
ING Groep NV (2) 19,668 385,322
NN Group NV (2) 62,255 3,464,228
5,285,671
New Zealand - 0 .1%
Xero Ltd. (2)* 3,069 299,975
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Singapore - 0 .0% †
Singapore Exchange Ltd. (2) 4,067 40,263
Spain - 1 .6%
Banco Bilbao Vizcaya Argentaria
SA (2) 7,595 103,653
Banco Santander SA (2) 512,926 3,455,539
CaixaBank SA (2) 197,052 1,534,983
Repsol SA (2) 106,876 1,419,049
6,513,224
Sweden - 0 .1%
Investor AB, Class B (2) 8,816 262,929
Swedbank AB, Class A (2) 15,246 347,220
610,149
Switzerland - 0 .2%
ABB Ltd. (Registered) (2) 11,332 584,708
Zurich Insurance Group AG (2) 379 264,545
849,253
INVESTMENTS SHARES VALUE ($)
United Kingdom - 4 .6%
3i Group plc (2) 9,545 448,812
Aviva plc (2) 38,723 279,080
Barclays plc (2) 1,008,470 3,791,882
CK Hutchison Holdings Ltd. (2) 174,000 980,827
Flutter Entertainment plc * 12,064 2,672,779
HSBC Holdings plc (2) 246,090 2,789,796
Lloyds Banking Group plc (2) 120,591 113,104
London Stock Exchange Group
plc (2) 2,574 382,309
NatWest Group plc (2) 405,175 2,392,311
Rolls-Royce Holdings plc (2)* 385,233 3,744,221
Vodafone Group plc (2) 1,572,394 1,477,455
19,072,576
United States - 62 .0%
3M Co. 7,680 1,127,885
Abbott Laboratories 861 114,212
Adobe, Inc. * 13,714 5,259,730
Advanced Micro Devices, Inc. * 3,464 355,891
Airbnb, Inc., Class A * 32,055 3,829,290
Allstate Corp. (The) 10,321 2,137,169
Alnylam Pharmaceuticals, Inc. * 10,066 2,718,021
Alphabet, Inc., Class A 6,687 1,034,078
Alphabet, Inc., Class C 26,398 4,124,160
Altria Group, Inc. 76,964 4,619,379
Amazon.com, Inc. * 45,845 8,722,470
American Express Co. 411 110,580
American International Group, Inc. 1,466 127,454
American Tower Corp., REIT 4,396 956,570
Apple, Inc. 71,200 15,815,655
Applied Materials, Inc. 6,092 884,071
Arista Networks, Inc. * 54,530 4,224,984
AT&T, Inc. 4,731 133,793
Atlassian Corp., Class A * 21,392 4,539,596
AvalonBay Communities, Inc.,
REIT 811 174,057
Baker Hughes Co., Class A 94,638 4,159,340
Bank of America Corp. 18,997 792,745
Berkshire Hathaway, Inc., Class
B * 7,000 3,728,060
Biogen, Inc. * 8,337 1,140,835
BioMarin Pharmaceutical, Inc. * 1,706 120,597
Booking Holdings, Inc. 1,193 5,496,044
BP plc (2) 19,885 111,584
Bristol-Myers Squibb Co. 56,931 3,472,222
Broadcom, Inc. 20,238 3,388,448
Capital One Financial Corp. 2,176 390,157
Carnival Corp. * 27,960 546,059
Centene Corp. * 80,174 4,867,364
Charles Schwab Corp. (The) 10,134 793,290
Cheniere Energy, Inc. 497 115,006
Chubb Ltd. 3,238 977,844
Cigna Group (The) 5,933 1,951,957
Cincinnati Financial Corp. 750 110,790
Cisco Systems, Inc. 1,816 112,065
Citigroup, Inc. 34,170 2,425,728
Citizens Financial Group, Inc. 17,152 702,717
CME Group, Inc. 19,485 5,169,176
Colgate-Palmolive Co. 1,220 114,314
Comcast Corp., Class A 106,834 3,942,175

Schedule of Investments
March 31, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
51
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 62.0% (continued)
ConocoPhillips 52,480 5,511,450
Corebridge Financial, Inc. 48,208 1,521,927
Coterra Energy, Inc. 19,102 552,048
Crown Castle, Inc., REIT 1,970 205,333
CVS Health Corp. 2,356 159,619
Delta Air Lines, Inc. 53,913 2,350,607
Devon Energy Corp. 11,191 418,543
Digital Realty Trust, Inc., REIT 910 130,394
Discover Financial Services 1,227 209,449
DoorDash, Inc., Class A * 8,957 1,637,071
Eaton Corp. plc 371 100,849
Eli Lilly & Co. 1,743 1,439,561
EOG Resources, Inc. 2,148 275,460
EQT Corp. 2,300 122,889
Equinix, Inc., REIT 222 181,008
Equitable Holdings, Inc. 2,113 110,066
Expedia Group, Inc. 13,239 2,225,476
Exxon Mobil Corp. 26,441 3,144,628
Fair Isaac Corp. * 63 116,182
Fidelity National Information
Services, Inc. 1,592 118,891
Fortinet, Inc. * 44,881 4,320,245
Garmin Ltd. 525 113,993
GE Aerospace 28,666 5,737,500
GE Vernova, Inc. 13,783 4,207,674
General Motors Co. 81,704 3,842,539
Gilead Sciences, Inc. 977 109,473
Global Payments, Inc. 1,159 113,489
GSK plc (2) 17,445 333,378
Halliburton Co. 4,338 110,055
HCA Healthcare, Inc. 352 121,634
Hewlett Packard Enterprise Co. 76,612 1,182,123
Howmet Aerospace, Inc. 1,858 241,038
HubSpot, Inc. * 177 101,118
Humana, Inc. 4,164 1,101,794
Illumina, Inc. * 15,766 1,250,874
Intel Corp. 9,173 208,319
Johnson & Johnson 32,318 5,359,617
JPMorgan Chase & Co. 467 114,555
Lockheed Martin Corp. 233 104,083
Manhattan Associates, Inc. * 626 108,323
Marathon Petroleum Corp. 774 112,764
Marvell Technology, Inc. 7,124 438,625
McKesson Corp. 4,016 2,702,728
Medtronic plc 2,043 183,584
Merck & Co., Inc. 61,751 5,542,770
Meta Platforms, Inc., Class A 11,240 6,478,286
Microsoft Corp. 26,259 9,857,366
Molina Healthcare, Inc. * 3,539 1,165,711
NetApp, Inc. 1,172 102,948
Netflix, Inc. * 3,507 3,270,383
Neurocrine Biosciences, Inc. * 5,989 662,383
Northrop Grumman Corp. 2,753 1,409,564
Novartis AG (Registered) (2) 39,980 4,440,571
Nutanix, Inc., Class A * 1,566 109,322
NVIDIA Corp. 129,691 14,055,911
Okta, Inc., Class A * 1,294 136,155
Oracle Corp. 724 101,222
Ovintiv, Inc. 78,636 3,365,621
INVESTMENTS SHARES VALUE ($)
United States - 62.0% (continued)
Palantir Technologies, Inc., Class
A * 20,151 1,700,744
Palo Alto Networks, Inc. * 17,083 2,915,043
PayPal Holdings, Inc. * 61,388 4,005,567
PepsiCo, Inc. 732 109,756
Pfizer, Inc. 37,938 961,349
PG&E Corp. 6,905 118,628
Philip Morris International, Inc. 13,222 2,098,728
Pinterest, Inc., Class A * 58,428 1,811,268
Prologis, Inc., REIT 2,980 333,134
Public Storage, REIT 2,484 743,436
QUALCOMM, Inc. 696 106,913
ROBLOX Corp., Class A * 82,619 4,815,862
Roche Holding AG (2) 371 122,106
Roku, Inc., Class A * 2,200 154,968
RTX Corp. 1,196 158,422
Salesforce, Inc. 390 104,660
Schlumberger NV 42,020 1,756,436
Seagate Technology Holdings plc 15,181 1,289,626
ServiceNow, Inc. * 1,826 1,453,752
Shell plc (2) 38,971 1,418,557
Simon Property Group, Inc., REIT 1,723 286,156
Snap, Inc., Class A * 202,112 1,760,396
Snowflake, Inc., Class A * 25,384 3,710,125
SS&C Technologies Holdings, Inc. 1,335 111,513
Swiss Re AG (2) 5,861 997,418
Synchrony Financial 2,052 108,633
Target Corp. 6,608 689,611
Tesla, Inc. * 10,761 2,788,821
Texas Pacific Land Corp. 84 111,299
T-Mobile US, Inc. 3,076 820,400
Uber Technologies, Inc. * 1,517 110,529
United Parcel Service, Inc., Class
B 962 105,810
United Therapeutics Corp. * 354 109,128
UnitedHealth Group, Inc. 235 123,081
VeriSign, Inc. * 505 128,204
Vertiv Holdings Co., Class A 11,871 857,086
Visa, Inc., Class A 343 120,208
Walmart, Inc. 46,337 4,067,925
Welltower, Inc., REIT 3,001 459,783
Williams-Sonoma, Inc. 1,585 250,589
Zoom Communications, Inc., Class
A * 51,906 3,829,106
Zscaler, Inc. * 5,508 1,092,897
257,904,424
TOTAL COMMON STOCKS
(Cost $280,839,105) 359,002,760
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Porsche Automobil Holding SE
(Preference) (2) 865 32,575
Volkswagen AG (Preference) (2) 930 94,895
TOTAL PREFERRED STOCKS
(Cost $153,696)                                                     127,470

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 9.8%
INVESTMENT COMPANIES - 9 .8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.15%
(b)(c) 8,572,841 8,572,841
Limited Purpose Cash Investment
Fund, 4.32% (b) 32,280,301 32,270,616
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,838,776) 40,843,457
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.3%
(Cost $321,831,577) 399,973,687
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.7% ‡ 15,158,832
NET ASSETS - 100.0% 415,132,519
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 33,561,517 8 .1%
Consumer Discretionary 35,772,042 8 .6
Consumer Staples 12,224,590 2 .9
Energy 30,630,647 7 .4
Financials 82,770,257 19 .9
Health Care 41,359,810 10 .0
Industrials 29,443,751 7 .2
Information Technology 87,200,499 21 .0
Materials 538,842 0 .1
Real Estate 5,066,004 1 .2
Utilities 562,271 0 .1
Investment Companies 40,843,457 9 .8
Total Investments In Securities
At Value 399,973,687 96 .3
Other Assets in Excess of
Liabilities ‡ 15,158,832 3 .7
Net Assets
$ 415,132,519 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2025 amounted to $1,012,764, which represents 0.24% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2025.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).

Schedule of Investments
March 31, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
53
(Continued)
Total return swap contracts outstanding as of March 31, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/17/2025 EUR (19,255,078) $ 433,549
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 06/20/2025 CHF (499,120) 2,716
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.04%)
Monthly JPMC 06/18/2025 EUR (5,244,114) 191,313
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 SGD 62,359 1,711
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.23%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 EUR 196,424 6,401
Total unrealized appreciation 635,690
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 CAD 1,409,673 (16,664)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 HKD 35,092,404 (166,877)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2025 EUR 5,434,766 $ (22,272)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.95%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2025 ILS 3,820,609 (33,152)
Total unrealized depreciation (238,965)
Net unrealized appreciation $ 396,725
Futures contracts outstanding as of March 31, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 130 4/2025 EUR $ 18,442,793 $ (129,300)
MSCI Singapore Index 49 4/2025 SGD 1,421,439 (22,466)
FTSE 100 Index 10 6/2025 GBP 1,109,872 (17,355)
FTSE/MIB Index 149 6/2025 EUR 30,075,095 (995,796)
S&P 500 E-Mini Index 102 6/2025 USD 28,831,575 13,398
S&P/TSX 60 Index 137 6/2025 CAD 28,514,812 284,937
TOPIX Index 8 6/2025 JPY 1,419,828 (60,901)
Total of long contracts (927,483)
Short Contracts
CAC 40 10 Euro Index (36) 4/2025 EUR (3,037,653) 120,959
OMXS30 Index (10) 4/2025 SEK (246,274) 1,786
DAX Index (18) 6/2025 EUR (10,887,826) 46,115
SPI 200 Index (244) 6/2025 AUD (30,023,855) 97,235
Total of short contracts 266,095
Net unrealized depreciation $ (661,388)
Forward foreign currency exchange contracts outstanding as of March 31, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 26,523,387 USD 16,509,856 CITG 6/18/2025 $ 73,931
AUD 26,523,386 USD 16,509,773 JPMC 6/18/2025 74,013
CAD 36,981,900 USD 25,767,230 CITG 6/18/2025 31,178
CAD 36,981,900 USD 25,767,101 JPMC 6/18/2025 31,307
DKK 3,133,500 USD 444,287 CITG 6/18/2025 12,181
DKK 3,133,500 USD 444,284 JPMC 6/18/2025 12,183

Schedule of Investments
March 31, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2025
55
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 14,690,000 USD 18,916,541 CITG 6/18/2025 $ 57,887
GBP 14,690,000 USD 18,916,446 JPMC 6/18/2025 57,981
JPY 130,000,000 USD 871,218 CITG 6/18/2025 3,081
JPY 130,000,000 USD 871,213 JPMC 6/18/2025 3,086
NOK 472,635,000 USD 42,491,266 CITG 6/18/2025 2,432,031
NOK 472,635,001 USD 42,491,054 JPMC 6/18/2025 2,432,244
SEK 109,000,000 USD 10,844,436 CITG 6/18/2025 49,529
SEK 109,000,000 USD 10,844,382 JPMC 6/18/2025 49,583
SGD 308,052 USD 229,635 CITG 6/18/2025 580
SGD 308,052 USD 229,633 JPMC 6/18/2025 581
USD 9,677,054 AUD 15,269,501 CITG 6/18/2025 129,776
USD 9,677,101 AUD 15,269,499 JPMC 6/18/2025 129,824
USD 36,465,572 CAD 52,052,500 CITG 6/18/2025 153,981
USD 36,458,409 CAD 52,052,500 JPMC 6/18/2025 146,818
USD 8,707,723 CHF 7,613,273 CITG 6/18/2025 22,499
USD 8,707,767 CHF 7,613,274 JPMC 6/18/2025 22,543
USD 155,809 DKK 1,062,500 CITG 6/18/2025 1,031
USD 155,810 DKK 1,062,500 JPMC 6/18/2025 1,032
USD 681,111 EUR 626,500 CITG 6/18/2025 710
USD 3,496,126 EUR 3,218,500 JPMC 6/18/2025 718
USD 9,257,905 GBP 7,144,001 CITG 6/18/2025 30,312
USD 9,257,948 GBP 7,143,999 JPMC 6/18/2025 30,359
USD 126,553 HKD 982,000 CITG 6/18/2025 128
USD 126,553 HKD 982,000 JPMC 6/18/2025 128
USD 20,412 ILS 75,001 CITG 6/18/2025 204
USD 20,412 ILS 74,999 JPMC 6/18/2025 204
USD 2,830,386 JPY 415,000,000 CITG 6/18/2025 39,355
USD 2,830,400 JPY 415,000,000 JPMC 6/18/2025 39,369
USD 1,289,931 NOK 13,545,817 CITG 6/18/2025 2,420
USD 1,289,938 NOK 13,545,817 JPMC 6/18/2025 2,427
USD 15,402,873 NZD 26,811,712 CITG 6/18/2025 151,223
USD 15,402,950 NZD 26,811,713 JPMC 6/18/2025 151,300
USD 141,359 SGD 187,500 CITG 6/18/2025 1,236
USD 141,360 SGD 187,500 JPMC 6/18/2025 1,237
Total unrealized appreciation 6,380,210
AUD 47,009,646 USD 29,641,813 CITG 6/18/2025 (248,963)
AUD 47,009,644 USD 29,641,664 JPMC 6/18/2025 (248,814)
CHF 16,219,000 USD 18,584,606 CITG 6/18/2025 (81,967)
CHF 16,219,000 USD 18,584,513 JPMC 6/18/2025 (81,874)
DKK 470,500 USD 68,869 CITG 6/18/2025 (330)
DKK 470,500 USD 68,869 JPMC 6/18/2025 (329)
EUR 3,516,000 USD 3,833,979 CITG 6/18/2025 (15,475)
EUR 3,516,000 USD 3,833,960 JPMC 6/18/2025 (15,456)
GBP 13,747,501 USD 17,779,571 CITG 6/18/2025 (22,528)
GBP 13,747,499 USD 17,779,479 JPMC 6/18/2025 (22,440)
HKD 2,956,875 USD 380,990 CITG 6/18/2025 (316)
HKD 2,956,875 USD 380,988 JPMC 6/18/2025 (315)
ILS 1,915,000 USD 534,268 CITG 6/18/2025 (18,299)
ILS 1,914,999 USD 534,266 JPMC 6/18/2025 (18,297)
JPY 7,478,785,281 USD 50,712,441 CITG 6/18/2025 (414,790)
JPY 7,478,785,281 USD 50,712,187 JPMC 6/18/2025 (414,536)
NZD 11,962,500 USD 6,871,642 CITG 6/18/2025 (66,859)
NZD 11,962,500 USD 6,871,608 JPMC 6/18/2025 (66,825)
SEK 48,500,000 USD 4,865,618 CITG 6/18/2025 (18,303)
SEK 48,500,000 USD 4,865,594 JPMC 6/18/2025 (18,278)
SGD 878,810 USD 660,970 CITG 6/18/2025 (4,215)
SGD 878,810 USD 660,967 JPMC 6/18/2025 (4,211)
USD 3,617,244 CAD 5,190,500 CITG 6/18/2025 (3,625)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,617,263 CAD 5,190,500 JPMC 6/18/2025 $ (3,607)
USD 35,162,866 CHF 31,150,227 CITG 6/18/2025 (373,320)
USD 35,163,040 CHF 31,150,226 JPMC 6/18/2025 (373,144)
USD 251,119 DKK 1,759,000 CITG 6/18/2025 (5,120)
USD 251,121 DKK 1,759,000 JPMC 6/18/2025 (5,119)
USD 31,704,402 EUR 29,499,000 CITG 6/18/2025 (332,585)
USD 28,889,550 EUR 26,907,000 JPMC 6/18/2025 (332,431)
USD 7,744,841 GBP 6,097,001 CITG 6/18/2025 (130,387)
USD 7,744,881 GBP 6,097,002 JPMC 6/18/2025 (130,349)
USD 503,872 JPY 75,000,000 CITG 6/18/2025 (531)
USD 503,875 JPY 75,000,000 JPMC 6/18/2025 (529)
USD 17,357,718 NOK 184,954,182 CITG 6/18/2025 (221,919)
USD 17,357,805 NOK 184,954,184 JPMC 6/18/2025 (221,833)
USD 7,561,268 NZD 13,405,859 CITG 6/18/2025 (64,559)
USD 7,561,305 NZD 13,405,857 JPMC 6/18/2025 (64,521)
USD 10,813,582 SEK 110,645,271 CITG 6/18/2025 (244,819)
USD 10,813,636 SEK 110,645,272 JPMC 6/18/2025 (244,765)
Total unrealized depreciation (4,536,583)
Net unrealized appreciation $ 1,843,627
Collateral pledged to, or (received from), each counterparty at March 31, 2025 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 6,703,142 $ 6,703,142
CITG
Cash (937,130) – (937,130)
Investment Companies 2,327,168 – 2,327,168
GSCO
Cash – 5,701,998 5,701,998
GSIN
Cash (140,018) – (140,018)
JPMC
Investment Companies 6,245,673 – 6,245,673

Schedule of Investments
AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
Canadian Overnight Repo Rate Average (“CORRA”): 2.77%
Euro Short-Term Rate (“ESTR”): 2.42%
Hong Kong Interbank Offered Rate (“HIBOR”): 3.73%
Singapore Overnight Rate Average (“SORA”): 2.14%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 666,979,265 $ 74,794,412 $ 463,049,910 $ 413,787,564
Investments in securities of unaffiliated issuers, at value .......... $ 1,094,692,317 $ 104,267,477 $ 617,192,363 $ 503,067,623
Cash denominated in foreign currencies
‡
...................... — — 107,075 513,795
Deposits with brokers for futures contracts ..................... 2,742,186 347,939 778,122 584,275
Variation margin on futures contracts ......................... 240,821 — — —
Receivables:
Securities sold ....................................... — — 670,307 —
Foreign tax reclaims ................................... — — 1,162,176 —
Dividends ........................................... 1,146,328 52,942 2,515,564 2,038,046
Capital shares sold .................................... 470,037 59,228 146,038 90,105
Prepaid expenses .......................................
62,061 37,405 50,228 45,964
Total Assets 1,099,353,750 104,764,991 622,621,873 506,339,808
LIABILITIES:
Variation margin on futures contracts ......................... — 20,722 218,832 40,136
Payables: – – – –
Accrued investment advisory fees ......................... 230,879 27,751 201,675 198,922
Accrued distribution fees—Class N ........................ 1,321 2,072 317 367
Capital shares redeemed ............................... 1,461,328 167,350 708,237 291,044
Deferred foreign capital gains tax ......................... — — — 1,424,026
Other accrued expenses and liabilities ........................
160,334 55,598 125,287 208,102
Total Liabilities 1,853,862 273,493 1,254,348 2,162,597
Commitments and contingent liabilities
^
Net Assets $ 1,097,499,888 $ 104,491,498 $ 621,367,525 $ 504,177,211
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 600,330,637 $ 69,867,361 $ 455,620,081 $ 432,773,036
Total distributable earnings (loss) ...........................
497,169,251 34,624,137 165,747,444 71,404,175
Net Assets $ 1,097,499,888 $ 104,491,498 $ 621,367,525 $ 504,177,211
NET ASSETS:
Class I ............................................... $ 227,905,200 $ 53,385,452 $ 114,567,597 $ 78,161,024
Class N ............................................... 5,994,063 9,600,845 1,596,333 1,765,009
Class R6 .............................................. 863,600,625 41,505,201 505,203,595 424,251,178
SHARES OUTSTANDING: – – – –
Class I ............................................... 12,760,178 3,353,194 7,995,051 7,426,467
Class N ............................................... 331,243 603,561 111,170 165,974
Class R6 .............................................. 48,432,972 2,601,083 35,326,446 40,325,195
NET ASSET VALUE: – – – –
Class I ............................................... $ 17.86 $ 15.92 $ 14.33 $ 10.52
Class N ............................................... $ 18.10 $ 15.91 $ 14.36 $ 10.63
Class R6 .............................................. $ 17.83 $ 15.96 $ 14.30 $ 10.52
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 107,007 $ 515,027
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 332,486,180 $ 78,933,814 $ 104,192,889 $ 1,250,626,137
Investments in securities of unaffiliated issuers, at value .......... $ 598,531,202 $ 117,654,728 $ 167,218,104 $ 2,161,083,581
Cash ................................................. — — 2,053 —
Cash denominated in foreign currencies
‡
...................... 371 — 84,983 —
Deposits with brokers for futures contracts ..................... 1,310,798 275,947 203,589 4,346,111
Variation margin on futures contracts ......................... 115,348 — — 380,698
Receivables:
Securities sold ....................................... — — 14,661,377 —
Foreign tax reclaims ................................... — — 519,330 —
Dividends ........................................... 351,598 53,716 480,221 1,685,376
Capital shares sold .................................... 463,877 11,672 25,337 585,284
Prepaid expenses .......................................
38,323 29,863 27,704 71,400
Total Assets 600,811,517 118,025,926 183,222,698 2,168,152,450
LIABILITIES:
Variation margin on futures contracts ......................... — 14,547 50,897 —
Payables: – – – –
Securities purchased ................................... — — 10,130,042 —
Accrued investment advisory fees ......................... 120,606 32,100 42,882 459,212
Accrued distribution fees—Class N ........................ 18,022 2,273 864 26,954
Capital shares redeemed ............................... 2,427,136 884,203 1,395,988 6,273,395
Other accrued expenses and liabilities ........................
155,512 68,686 91,256 578,175
Total Liabilities 2,721,276 1,001,809 11,711,929 7,337,736
Commitments and contingent liabilities
^
Net Assets $ 598,090,241 $ 117,024,117 $ 171,510,769 $ 2,160,814,714
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 276,926,903 $ 77,487,206 $ 93,125,442 $ 1,079,991,929
Total distributable earnings (loss) ...........................
321,163,338 39,536,911 78,385,327 1,080,822,785
Net Assets $ 598,090,241 $ 117,024,117 $ 171,510,769 $ 2,160,814,714
NET ASSETS:
Class I ............................................... $ 279,549,408 $ 84,876,444 $ 94,437,810 $ 1,328,622,776
Class N ............................................... 83,119,698 10,412,622 4,011,452 126,101,036
Class R6 .............................................. 235,421,135 21,735,051 73,061,507 706,090,902
SHARES OUTSTANDING: – – – –
Class I ............................................... 13,739,275 4,882,739 6,170,965 62,754,409
Class N ............................................... 4,084,446 599,030 256,522 5,960,728
Class R6 .............................................. 11,651,102 1,258,106 4,790,500 33,432,606
NET ASSET VALUE: – – – –
Class I ............................................... $ 20.35 $ 17.38 $ 15.30 $ 21.17
Class N ............................................... $ 20.35 $ 17.38 $ 15.64 $ 21.16
Class R6 .............................................. $ 20.21 $ 17.28 $ 15.25 $ 21.12
‡
Cash denominated in foreign currencies, at cost ............... $ 365 $ — $ 83,329 $ —
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 181,017,616 $ 321,831,577
Investments in securities of unaffiliated issuers, at value ......................................... $ 239,079,766 $ 399,973,687
Cash ................................................................................ 17,131 15,993
Cash denominated in foreign currencies
‡
..................................................... — 923,960
Unrealized appreciation on forward foreign currency exchange contracts ............................. — 6,380,210
Unrealized appreciation on OTC swaps ...................................................... — 635,690
Deposits with brokers for futures contracts .................................................... 181,752 11,030,422
Variation margin on futures contracts ........................................................ — 909,898
Receivables:
Securities sold ...................................................................... 475,089 66,229
Foreign tax reclaims .................................................................. 320,487 270,175
Dividends .......................................................................... 812,846 1,042,407
Capital shares sold ................................................................... 42,762 533,260
Prepaid expenses ......................................................................
29,887 46,098
Total Assets 240,959,720 421,828,029
LIABILITIES:
Foreign currency due to custodian, at value ................................................... 9,739 —
Due to brokers ........................................................................ — 1,166,164
Unrealized depreciation on forward foreign currency exchange contracts ............................. — 4,536,583
Unrealized depreciation on OTC swaps ...................................................... — 238,965
Variation margin on futures contracts ........................................................ 50,779 196,568
Payables: – –
Securities purchased .................................................................. — 70,507
Accrued investment advisory fees ........................................................ 68,409 215,573
Accrued distribution fees—Class N ....................................................... 515 1,765
Capital shares redeemed .............................................................. 389,052 167,465
Other accrued expenses and liabilities .......................................................
80,209 101,920
Total Liabilities 598,703 6,695,510
Commitments and contingent liabilities
^
Net Assets $ 240,361,017 $ 415,132,519
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 192,124,687 $ 307,614,771
Total distributable earnings (loss) ..........................................................
48,236,330 107,517,748
Net Assets $ 240,361,017 $ 415,132,519
NET ASSETS:
Class I .............................................................................. $ 42,931,863 $ 22,236,469
Class N .............................................................................. 2,395,898 10,212,329
Class R6 ............................................................................. 195,033,256 382,683,721
SHARES OUTSTANDING: – –
Class I .............................................................................. 2,876,636 2,026,188
Class N .............................................................................. 154,011 945,140
Class R6 ............................................................................. 13,083,877 34,586,701
NET ASSET VALUE: – –
Class I .............................................................................. $ 14.92 $ 10.97
Class N .............................................................................. $ 15.56 $ 10.81
Class R6 ............................................................................. $ 14.91 $ 11.06
‡
Cash denominated in foreign currencies, at cost .............................................. $ — $ 925,262
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2025 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
INVESTMENT INCOME:
Dividend income
†
....................................... $ 9,510,739 $ 747,272 $ 7,359,076 $ 8,118,946
Interest income ......................................... 79 716 143 77
European Union tax reclaims ............................... — — 226,832 —
Total Income 9,510,818 747,988 7,586,051 8,119,023
EXPENSES:
Investment advisory fees .................................. 1,492,045 256,569 1,180,068 1,269,855
Custody fees ........................................... 21,239 9,419 42,575 158,312
Administration & accounting fees ............................ 118,216 11,294 58,350 50,279
Legal fees ............................................. 34,519 3,416 16,831 16,823
Audit & tax fees ......................................... 27,608 26,596 33,323 49,739
Shareholder reporting fees ................................ 23,675 11,939 18,035 18,817
Transfer agent fees ...................................... 144,530 41,378 68,471 50,628
Trustee fees ........................................... 40,934 4,344 20,047 17,636
Distribution fees—Class N ................................. 7,830 10,891 1,657 1,641
Interest expense ........................................ 33,143 5,302 15,992 14,082
Registration fees ........................................ 36,028 27,558 32,338 28,455
European Union tax reclaim fees ............................ — — 85,332 —
Other expenses ........................................ 23,634 20,564 13,766 39,842
Total Expenses 2,003,401 429,270 1,586,785 1,716,109
Less expense reimbursements ............................. (46,109) (75,176) (102,753) (119,476)
Net Expenses 1,957,292 354,094 1,484,032 1,596,633
Net Investment Income (Loss) 7,553,526 393,894 6,102,019 6,522,390
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of foreign capital gains tax of $ — , $ — , $ — and $ 733,664 ) ...... 82,962,695 7,484,769 10,835,056 6,800,408
Settlement of foreign currency and foreign currency transactions .. — — (120,912) (152,044)
Expiration or closing of futures contracts .................... (1,473,683) (131,100) 935,416 1,025,265
Net realized gain (loss) 81,489,012 7,353,669 11,649,560 7,673,629
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of changes in deferred foreign capital gains tax of $ — , $ — , $ — and
$ (5,045,045) ) ...................................... (111,855,071) (14,051,302) 10,640,984 (32,861,474)
Foreign currency and foreign currency transactions ............ — — (44,820) (31,400)
Futures contracts ..................................... (669,968) (165,448) (1,353,144) (2,171,478)
Net change in unrealized appreciation (depreciation) (112,525,039) (14,216,750) 9,243,020 (35,064,352)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (31,036,027) (6,863,081) 20,892,580 (27,390,723)
Net increase (decrease) in net assets resulting from operations $ (23,482,501) $ (6,469,187) $ 26,994,599 $ (20,868,333)
†
Net of foreign taxes withheld of ............................ $ 12,774 $ 1,589 $ 658,169 $ 1,238,381

Statements of Operations

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2025 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
INVESTMENT INCOME:
Dividend income
†
....................................... $ 4,013,270 $ 650,409 $ 1,932,684 $ 19,655,616
Interest income ......................................... 4,395 — — —
European Union tax reclaims ............................... — — 327,299 —
Non-cash dividend income from non-affiliates .................. — 42,474 — —
Total Income 4,017,665 692,883 2,259,983 19,655,616
EXPENSES:
Investment advisory fees .................................. 837,256 308,222 364,075 2,876,521
Custody fees ........................................... 15,461 18,087 28,763 35,748
Administration & accounting fees ............................ 66,336 13,572 18,028 227,964
Legal fees ............................................. 19,889 4,453 6,206 77,400
Audit & tax fees ......................................... 27,457 26,697 33,232 30,349
Shareholder reporting fees ................................ 21,762 13,702 12,460 44,403
Transfer agent fees ...................................... 208,916 64,670 61,882 705,152
Trustee fees ........................................... 23,144 5,113 6,794 81,080
Distribution fees—Class N ................................. 105,234 10,409 5,131 178,747
Interest expense ........................................ 30,500 4,109 5,521 69,072
Recoupment of reimbursement ............................. 4,497 — — 16,449
Registration fees ........................................ 29,444 27,162 26,844 45,896
European Union tax reclaim fees ............................ — — 123,024 —
Other expenses ........................................ 17,704 7,651 10,093 53,937
Total Expenses 1,407,600 503,847 702,053 4,442,718
Less expense reimbursements ............................. (60,530) (88,408) (104,285) (34,867)
Net Expenses 1,347,070 415,439 597,768 4,407,851
Net Investment Income (Loss) 2,670,595 277,444 1,662,215 15,247,765
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 64,218,027 3,186,918 23,476,906 202,493,673
Settlement of foreign currency and foreign currency transactions .. (11) — (77,172) —
Expiration or closing of futures contracts .................... 402,211 (94,310) (64,618) (1,356,020)
Net realized gain (loss) 64,620,227 3,092,608 23,335,116 201,137,653
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (83,119,253) (17,604,088) (21,937,201) (166,940,019)
Foreign currency and foreign currency transactions ............ 1 — (28,180) —
Futures contracts ..................................... (353,890) (217,117) (266,770) (1,101,376)
Net change in unrealized appreciation (depreciation) (83,473,142) (17,821,205) (22,232,151) (168,041,395)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (18,852,915) (14,728,597) 1,102,965 33,096,258
Net increase (decrease) in net assets resulting from operations $ (16,182,320) $ (14,451,153) $ 2,765,180 $ 48,344,023
†
Net of foreign taxes withheld of ............................ $ 2,534 $ 635 $ 137,484 $ —

Statements of Operations

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2025 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
INVESTMENT INCOME:
Dividend income
†
...................................................................... $ 2,616,866 $ 4,203,381
Interest income ........................................................................ 114 3,358
European Union tax reclaims .............................................................. — 176,413
Total Income 2,616,980 4,383,152
EXPENSES:
Investment advisory fees ................................................................. 478,474 1,213,408
Custody fees .......................................................................... 20,988 29,719
Administration & accounting fees ........................................................... 23,673 40,011
Legal fees ............................................................................ 7,447 11,092
Audit & tax fees ........................................................................ 32,056 45,279
Shareholder reporting fees ............................................................... 12,890 13,209
Transfer agent fees ..................................................................... 34,686 23,267
Trustee fees .......................................................................... 8,584 13,789
Distribution fees—Class N ................................................................ 3,085 6,925
Interest expense ....................................................................... 6,920 30,239
Recoupment of reimbursement ............................................................ — 3,349
Registration fees ....................................................................... 28,997 26,817
European Union tax reclaim fees ........................................................... — 65,361
Other expenses ....................................................................... 29,692 18,934
Total Expenses 687,492 1,541,399
Less expense reimbursements ............................................................ (94,197) (5,057)
Net Expenses 593,295 1,536,342
Net Investment Income (Loss) 2,023,685 2,846,810
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... 476,626 20,214,168
Settlement of foreign currency and foreign currency transactions ................................. (7,500) (769,731)
Settlement of forward foreign currency exchange contracts ..................................... — 2,411,061
Expiration or closing of futures contracts ................................................... 393,572 7,631,946
Expiration or closing of swap contracts .................................................... — 1,468,373
Net realized gain (loss) 862,698 30,955,817
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................. (5,066,078) (6,976,071)
Foreign currency and foreign currency transactions ........................................... (19,795) 3,380
Forward foreign currency exchange contracts ............................................... — 997,012
Futures contracts .................................................................... (318,789) (2,010,431)
Swap contracts ...................................................................... — 946,543
Net change in unrealized appreciation (depreciation) (5,404,662) (7,039,567)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) (4,541,964) 23,916,250
Net increase (decrease) in net assets resulting from operations $ (2,518,279) $ 26,763,060
†
Net of foreign taxes withheld of ........................................................... $ 222,202 $ 197,635

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 7,553,526 $ 15,270,823 $ 393,894 $ 1,033,934
Net realized gain (loss) ............................. 81,489,012 126,699,922 7,353,669 12,499,149
Net change in unrealized appreciation (depreciation) ....... (112,525,039) 178,385,879 (14,216,750) 11,681,964
Net increase (decrease) in net assets resulting from
operations (23,482,501) 320,356,624 (6,469,187) 25,215,047
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (28,951,108) (25,618,468) (7,741,819) (3,798,567)
Class N ...................................... (702,742) (661,804) (925,683) (362,009)
Class R6 ..................................... (110,797,060) (107,796,828) (5,544,370) (2,704,683)
Total distributions (140,450,910) (134,077,100) (14,211,872) (6,865,259)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 22,843,916 50,840,908 3,993,041 12,948,979
Reinvestment of distributions ......................... 26,680,923 23,419,876 7,467,002 3,615,622
Cost of shares redeemed ........................... (34,344,772) (58,855,983) (9,932,321) (22,050,642)
Net increase (decrease) from capital transactions 15,180,067 15,404,801 1,527,722 (5,486,041)
CLASS N — — — —
Proceeds from shares sold .......................... 688,927 710,413 4,693,998 3,604,184
Reinvestment of distributions ......................... 681,771 646,778 916,210 357,360
Cost of shares redeemed ........................... (689,781) (1,249,044) (1,982,564) (1,904,514)
Net increase (decrease) from capital transactions 680,917 108,147 3,627,644 2,057,030
CLASS R6 — — — —
Proceeds from shares sold .......................... 61,921,256 119,982,341 4,239,872 7,514,906
Reinvestment of distributions ......................... 107,961,385 105,165,737 5,473,635 2,665,159
Cost of shares redeemed ........................... (142,612,477) (223,731,334) (5,581,629) (10,830,397)
Net increase (decrease) from capital transactions 27,270,164 1,416,744 4,131,878 (650,332)
Net increase (decrease) in net assets resulting from capital transactions 43,131,148 16,929,692 9,287,244 (4,079,343)
Total increase (decrease) in net assets (120,802,263) 203,209,216 (11,393,815) 14,270,445
NET ASSETS:
Beginning of period ................................ 1,218,302,151 1,015,092,935 115,885,313 101,614,868
End of period ................................... $ 1,097,499,888 $ 1,218,302,151 $ 104,491,498 $ 115,885,313
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,965,042 11,157,756 3,276,788 3,635,850
Shares sold ..................................... 1,174,295 2,684,223 223,206 721,775
Shares issued on reinvestment of distributions ........... 1,388,185 1,376,021 418,085 214,450
Shares redeemed ................................. (1,767,344) (3,252,958) (564,885) (1,295,287)
Shares outstanding, end of period 12,760,178 11,965,042 3,353,194 3,276,788
CLASS N
Shares outstanding, beginning of period ................ 296,747 289,173 394,363 268,845
Shares sold ..................................... 35,119 37,534 269,822 212,207
Shares issued on reinvestment of distributions ........... 34,981 37,538 51,300 21,196
Shares redeemed ................................. (35,604) (67,498) (111,924) (107,885)
Shares outstanding, end of period 331,243 296,747 603,561 394,363
CLASS R6
Shares outstanding, beginning of period ................ 46,882,815 46,312,501 2,359,055 2,396,643
Shares sold ..................................... 3,212,261 6,626,068 245,437 430,325
Shares issued on reinvestment of distributions ........... 5,625,919 6,189,861 305,961 157,889
Shares redeemed ................................. (7,288,023) (12,245,615) (309,370) (625,802)
Shares outstanding, end of period 48,432,972 46,882,815 2,601,083 2,359,055

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 6,102,019 $ 15,751,840 $ 6,522,390 $ 16,135,476
Net realized gain (loss) ............................. 11,649,560 23,463,701 7,673,629 35,868,167
Net change in unrealized appreciation (depreciation) ....... 9,243,020 75,630,437 (35,064,352) 77,256,457
Net increase (decrease) in net assets resulting from
operations 26,994,599 114,845,978 (20,868,333) 129,260,100
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (5,339,614) (2,729,358) (3,480,590) (2,357,124)
Class N ...................................... (65,428) (33,686) (52,351) (31,555)
Class R6 ..................................... (25,190,102) (14,300,082) (19,848,132) (25,141,922)
Total distributions (30,595,144) (17,063,126) (23,381,073) (27,530,601)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 14,907,706 38,067,855 16,442,226 32,006,011
Reinvestment of distributions ......................... 5,337,230 2,727,983 1,968,732 2,357,124
Cost of shares redeemed ........................... (12,452,883) (33,542,983) (7,009,264) (22,159,583)
Net increase (decrease) from capital transactions 7,792,053 7,252,855 11,401,694 12,203,552
CLASS N — — — —
Proceeds from shares sold .......................... 328,634 464,693 1,761,593 7,121,153
Reinvestment of distributions ......................... 61,981 31,498 52,351 31,555
Cost of shares redeemed ........................... (170,434) (389,534) (969,856) (7,164,219)
Net increase (decrease) from capital transactions 220,181 106,657 844,088 (11,511)
CLASS R6 — — — —
Proceeds from shares sold .......................... 37,954,329 60,160,315 16,043,268 27,400,234
Reinvestment of distributions ......................... 24,415,564 13,833,657 19,487,262 24,722,578
Cost of shares redeemed ........................... (44,832,972) (58,303,128) (31,537,916) (134,445,961)
Net increase (decrease) from capital transactions 17,536,921 15,690,844 3,992,614 (82,323,149)
Net increase (decrease) in net assets resulting from capital transactions 25,549,155 23,050,356 16,238,396 (70,131,108)
Total increase (decrease) in net assets 21,948,610 120,833,208 (28,011,010) 31,598,391
NET ASSETS:
Beginning of period ................................ 599,418,915 478,585,707 532,188,221 500,589,830
End of period ................................... $ 621,367,525 $ 599,418,915 $ 504,177,211 $ 532,188,221
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 7,410,317 6,928,202 6,370,651 5,284,047
Shares sold ..................................... 1,099,761 2,808,291 1,519,888 3,070,858
Shares issued on reinvestment of distributions ........... 406,801 216,335 189,119 253,182
Shares redeemed ................................. (921,828) (2,542,511) (653,191) (2,237,436)
Shares outstanding, end of period 7,995,051 7,410,317 7,426,467 6,370,651
CLASS N
Shares outstanding, beginning of period ................ 95,717 88,593 88,948 72,730
Shares sold ..................................... 22,899 34,146 156,930 730,226
Shares issued on reinvestment of distributions ........... 4,710 2,488 4,976 3,353
Shares redeemed ................................. (12,156) (29,510) (84,880) (717,361)
Shares outstanding, end of period 111,170 95,717 165,974 88,948
CLASS R6
Shares outstanding, beginning of period ................ 33,925,915 32,630,968 39,908,465 48,071,527
Shares sold ..................................... 2,840,844 4,609,445 1,510,036 2,781,118
Shares issued on reinvestment of distributions ........... 1,865,207 1,099,655 1,873,775 2,658,342
Shares redeemed ................................. (3,305,520) (4,414,153) (2,967,081) (13,602,522)
Shares outstanding, end of period 35,326,446 33,925,915 40,325,195 39,908,465

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 2,670,595 $ 4,026,302 $ 277,444 $ 513,510
Net realized gain (loss) ............................. 64,620,227 77,007,399 3,092,608 25,212,437
Net change in unrealized appreciation (depreciation) ....... (83,473,142) 140,039,257 (17,821,205) 19,961,885
Net increase (decrease) in net assets resulting from
operations (16,182,320) 221,072,958 (14,451,153) 45,687,832
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (40,089,091) (44,486,489) (16,346,915) (4,888,127)
Class N ...................................... (9,868,055) (8,363,820) (1,347,361) (68,994)
Class R6 ..................................... (33,377,129) (29,661,848) (4,957,877) (1,020,345)
Total distributions (83,334,275) (82,512,157) (22,652,153) (5,977,466)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 17,524,965 18,800,455 10,136,485 12,933,952
Reinvestment of distributions ......................... 39,354,170 43,714,466 16,188,458 4,810,346
Cost of shares redeemed ........................... (57,359,427) (162,453,322) (18,138,675) (78,497,081)
Net increase (decrease) from capital transactions (480,292) (99,938,401) 8,186,268 (60,752,783)
CLASS N — — — —
Proceeds from shares sold .......................... 23,026,981 14,230,733 12,452,576 1,174,404
Reinvestment of distributions ......................... 9,863,659 8,363,819 1,347,361 68,994
Cost of shares redeemed ........................... (17,522,878) (18,468,606) (3,805,952) (388,766)
Net increase (decrease) from capital transactions 15,367,762 4,125,946 9,993,985 854,632
CLASS R6 — — — —
Proceeds from shares sold .......................... 28,359,592 26,113,650 2,661,787 4,516,971
Reinvestment of distributions ......................... 33,063,897 29,390,076 4,957,751 1,020,342
Cost of shares redeemed ........................... (55,091,709) (66,658,529) (9,133,442) (4,839,726)
Net increase (decrease) from capital transactions 6,331,780 (11,154,803) (1,513,904) 697,587
Net increase (decrease) in net assets resulting from capital transactions 21,219,250 (106,967,258) 16,666,349 (59,200,564)
Total increase (decrease) in net assets (78,297,345) 31,593,543 (20,436,957) (19,490,198)
NET ASSETS:
Beginning of period ................................ 676,387,586 644,794,043 137,461,074 156,951,272
End of period ................................... $ 598,090,241 $ 676,387,586 $ 117,024,117 $ 137,461,074
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 13,714,003 18,193,865 4,485,026 7,494,967
Shares sold ..................................... 769,612 908,509 485,695 634,072
Shares issued on reinvestment of distributions ........... 1,756,099 2,292,316 796,676 254,516
Shares redeemed ................................. (2,500,439) (7,680,687) (884,658) (3,898,529)
Shares outstanding, end of period 13,739,275 13,714,003 4,882,739 4,485,026
CLASS N
Shares outstanding, beginning of period ................ 3,376,404 3,138,139 144,194 104,462
Shares sold ..................................... 1,033,607 677,468 575,969 55,915
Shares issued on reinvestment of distributions ........... 439,753 438,126 66,275 3,641
Shares redeemed ................................. (765,318) (877,329) (187,408) (19,824)
Shares outstanding, end of period 4,084,446 3,376,404 599,030 144,194
CLASS R6
Shares outstanding, beginning of period ................ 11,307,620 11,747,699 1,349,400 1,314,013
Shares sold ..................................... 1,281,264 1,238,815 127,476 222,871
Shares issued on reinvestment of distributions ........... 1,486,018 1,550,928 245,555 54,274
Shares redeemed ................................. (2,423,800) (3,229,822) (464,325) (241,758)
Shares outstanding, end of period 11,651,102 11,307,620 1,258,106 1,349,400

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 1,662,215 $ 3,880,241 $ 15,247,765 $ 37,816,655
Net realized gain (loss) ............................. 23,335,116 31,067,869 201,137,653 496,747,560
Net change in unrealized appreciation (depreciation) ....... (22,232,151) 21,584,121 (168,041,395) 89,548,960
Net increase (decrease) in net assets resulting from
operations 2,765,180 56,532,231 48,344,023 624,113,175
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (18,248,254) (15,826,491) (281,983,302) (385,770,639)
Class N ...................................... (769,680) (515,634) (29,060,791) (38,165,734)
Class R6 ..................................... (15,115,476) (10,856,841) (146,186,385) (154,828,622)
Total distributions (34,133,410) (27,198,966) (457,230,478) (578,764,995)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 4,444,977 4,876,450 110,715,716 165,942,889
Reinvestment of distributions ......................... 17,713,651 15,399,047 279,353,114 380,629,673
Cost of shares redeemed ........................... (19,550,071) (68,810,727) (384,739,034) (1,120,611,140)
Net increase (decrease) from capital transactions 2,608,557 (48,535,230) 5,329,796 (574,038,578)
CLASS N — — — —
Proceeds from shares sold .......................... 1,016,614 948,408 2,928,944 20,835,437
Reinvestment of distributions ......................... 769,678 515,633 28,958,517 37,988,855
Cost of shares redeemed ........................... (1,405,533) (2,506,737) (41,797,050) (125,573,000)
Net increase (decrease) from capital transactions 380,759 (1,042,696) (9,909,589) (66,748,708)
CLASS R6 — — — —
Proceeds from shares sold .......................... 5,255,635 6,737,996 79,962,550 143,663,466
Reinvestment of distributions ......................... 15,008,259 10,739,407 128,170,022 151,051,680
Cost of shares redeemed ........................... (23,020,157) (22,339,279) (151,164,163) (307,217,003)
Net increase (decrease) from capital transactions (2,756,263) (4,861,876) 56,968,409 (12,501,857)
Net increase (decrease) in net assets resulting from capital transactions 233,053 (54,439,802) 52,388,616 (653,289,143)
Total increase (decrease) in net assets (31,135,177) (25,106,537) (356,497,839) (607,940,963)
NET ASSETS:
Beginning of period ................................ 202,645,946 227,752,483 2,517,312,553 3,125,253,516
End of period ................................... $ 171,510,769 $ 202,645,946 $ 2,160,814,714 $ 2,517,312,553
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 5,922,659 8,697,822 61,486,797 83,488,542
Shares sold ..................................... 293,980 299,892 4,995,858 6,911,911
Shares issued on reinvestment of distributions ........... 1,224,164 998,641 13,436,898 17,452,071
Shares redeemed ................................. (1,269,838) (4,073,696) (17,165,144) (46,365,727)
Shares outstanding, end of period 6,170,965 5,922,659 62,754,409 61,486,797
CLASS N
Shares outstanding, beginning of period ................ 233,814 296,137 6,356,576 8,957,331
Shares sold ..................................... 62,160 53,446 133,584 864,692
Shares issued on reinvestment of distributions ........... 52,005 32,822 1,392,906 1,741,809
Shares redeemed ................................. (91,457) (148,591) (1,922,338) (5,207,256)
Shares outstanding, end of period 256,522 233,814 5,960,728 6,356,576
CLASS R6
Shares outstanding, beginning of period ................ 4,922,043 5,189,534 30,464,272 30,490,402
Shares sold ..................................... 346,704 396,326 3,675,458 6,075,197
Shares issued on reinvestment of distributions ........... 1,040,795 698,271 6,182,828 6,938,525
Shares redeemed ................................. (1,519,042) (1,362,088) (6,889,952) (13,039,852)
Shares outstanding, end of period 4,790,500 4,922,043 33,432,606 30,464,272

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
OPERATIONS:
Net investment income (loss) ........................ $ 2,023,685 $ 6,031,635 $ 2,846,810 $ 6,649,327
Net realized gain (loss) ............................. 862,698 1,847,892 30,955,817 45,563,629
Net change in unrealized appreciation (depreciation) ....... (5,404,662) 41,317,978 (7,039,567) 44,888,693
Net increase (decrease) in net assets resulting from
operations (2,518,279) 49,197,505 26,763,060 97,101,649
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (979,222) (2,636,946) (1,579,505) (618,080)
Class N ...................................... (45,108) (77,666) (467,416) (414,975)
Class R6 ..................................... (4,380,050) (5,492,727) (45,611,701) (18,123,018)
Total distributions (5,404,380) (8,207,339) (47,658,622) (19,156,073)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 1,910,264 3,860,655 11,081,256 547,430
Reinvestment of distributions ......................... 965,496 2,603,573 1,578,203 617,560
Cost of shares redeemed ........................... (7,029,018) (56,622,735) (2,132,823) (3,290,643)
Net increase (decrease) from capital transactions (4,153,258) (50,158,507) 10,526,636 (2,125,653)
CLASS N — — — —
Proceeds from shares sold .......................... 47,326 222,706 8,495,615 2,245,368
Reinvestment of distributions ......................... 45,086 77,639 467,199 414,588
Cost of shares redeemed ........................... (387,454) (1,083,799) (3,645,220) (6,106,662)
Net increase (decrease) from capital transactions (295,042) (783,454) 5,317,594 (3,446,706)
CLASS R6 — — — —
Proceeds from shares sold .......................... 23,503,233 44,444,566 16,178,286 43,528,288
Reinvestment of distributions ......................... 4,127,059 5,078,610 45,590,494 18,113,246
Cost of shares redeemed ........................... (24,710,052) (44,915,141) (32,786,303) (63,686,619)
Net increase (decrease) from capital transactions 2,920,240 4,608,035 28,982,477 (2,045,085)
Net increase (decrease) in net assets resulting from capital transactions (1,528,060) (46,333,926) 44,826,707 (7,617,444)
Total increase (decrease) in net assets (9,450,719) (5,343,760) 23,931,145 70,328,132
NET ASSETS:
Beginning of period ................................ 249,811,736 255,155,496 391,201,374 320,873,242
End of period ................................... $ 240,361,017 $ 249,811,736 $ 415,132,519 $ 391,201,374
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
FOR THE SIX
MONTHS ENDED
MARCH 31, 2025
FOR THE
YEAR ENDED
SEPTEMBER 30,
2024
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 3,159,548 6,725,767 1,076,209 1,306,042
Shares sold ..................................... 130,418 277,666 995,060 52,541
Shares issued on reinvestment of distributions ........... 67,707 191,862 146,673 65,419
Shares redeemed ................................. (481,037) (4,035,747) (191,754) (347,793)
Shares outstanding, end of period 2,876,636 3,159,548 2,026,188 1,076,209
CLASS N
Shares outstanding, beginning of period ................ 173,369 225,557 448,520 755,307
Shares sold ..................................... 3,094 15,433 775,109 219,868
Shares issued on reinvestment of distributions ........... 3,032 5,491 44,075 44,579
Shares redeemed ................................. (25,484) (73,112) (322,564) (571,234)
Shares outstanding, end of period 154,011 173,369 945,140 448,520
CLASS R6
Shares outstanding, beginning of period ................ 12,856,772 12,491,883 31,869,207 32,041,639
Shares sold ..................................... 1,631,150 3,197,307 1,428,215 4,219,106
Shares issued on reinvestment of distributions ........... 289,822 374,805 4,205,765 1,904,653
Shares redeemed ................................. (1,693,867) (3,207,223) (2,916,486) (6,296,191)
Shares outstanding, end of period 13,083,877 12,856,772 34,586,701 31,869,207

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 20.62 0.12 (0.47) (0.35) (0.25) (2.16) (2.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.59 0.24 5.13 5.37 (0.26) (2.08) (2.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.00 0.27
6
3.03 3.30 (0.27) (1.44) (1.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.84 0.25 (2.57) (2.32) (0.26) (2.26) (2.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0.22 4.78 5.00 (0.23) (1.56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 20.83 0.09 (0.47) (0.38) (0.19) (2.16) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.75 0.20 5.17 5.37 (0.21) (2.08) (2.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.11 0.23
6
3.06 3.29 (0.21) (1.44) (1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.95 0.20 (2.59) (2.39) (0.19) (2.26) (2.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0.17 4.81 4.98 (0.19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0 .71)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 20.59 0.13 (0.46) (0.33) (0.27) (2.16) (2.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.57 0.26 5.11 5.37 (0.27) (2.08) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.99 0.29
6
3.02 3.31 (0.29) (1.44) (1.73)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.83 0.27 (2.57) (2.30) (0.28) (2.26) (2.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0.24 4.78 5.02 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 19.20 0.06 (0.97) (0.91) (0.30) (2.07) (2.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.12 0.17
8
4.07 4.24 (0.17) (0.99) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.75 0.17 2.33 2.50 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.38 0.14
9
(3.64) (3.50) (0.08) (1.05) (1.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0.07
10,11
6.24 6.31 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
12
0.15 (0.12) (0.01) (0.13)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 19.16 0.04 (0.97) (0.93) (0.25) (2.07) (2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.09 0.13
8
4.06 4.19 (0.13) (0.99) (1.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.71 0.13 2.32 2.45 (0.07) — (0.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.32 0.09
9
(3.62) (3.53) (0.03) (1.05) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0.03
10,11
6.22 6.25 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
12
0.12 (0.08) (0.01) (0.09)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 19.25 0.07 (0.98) (0.91) (0.31) (2.07) (2.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.14 0.19
8
4.09 4.28 (0.18) (0.99) (1.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.77 0.19 2.32 2 .51 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.41 0.15
9
(3.64) (3.49) (0.10) (1.05) (1.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0.10
10,11
6.23 6.33 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
12
0.16 (0.13) (0.01) (0.14)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 17.86 (2.54)% $ 227,905 0.41% 0.41% 0.40% 1.19% 27%
$ 20.62 33.33% $ 246,669 0.42% 0.41% 0.40% 1.29% 62%
$ 17.59 22.16% $ 196,246 0.42% 0.41% 0.40% 1.62%
6
57%
$ 16.00 (13.59)% $ 206,052 0.42% 0.41% 0.40% 1.30% 56%
$ 20.84 30.10% $ 283,306 0.41% 0.41% 0.40% 1.13% 59%
7
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 18.10 (2.61)% $ 5,994 0.66% 0.66% 0.65% 0.94% 27%
$ 20.83 32.97% $ 6,182 0.67% 0.66% 0.65% 1.03% 62%
$ 17.75 21.87% $ 5,132 0.67% 0.66% 0.65% 1.36%
6
57%
$ 16.11 (13.82)% $ 5,348 0.67% 0.66% 0.65% 1.04% 56%
$ 20.95 29.73% $ 8,726 0.66% 0.66% 0.65% 0.87% 59%
7
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 17.83 (2.46)% $ 863,601 0.31% 0.31% 0.30% 1.29% 27%
$ 20.59 33.44% $ 965,451 0.32% 0.31% 0.30% 1.39% 62%
$ 17.57 22.25% $ 813,715 0.32% 0.31% 0.30% 1.70%
6
57%
$ 15.99 (13.51)% $ 720,884 0.32% 0.31% 0.30% 1.40% 56%
$ 20.83 30.26% $ 1,008,244 0.31% 0.31% 0.30% 1.23% 59%
7
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 15.92 (6.11)% $ 53,385 0.75% 0.63% 0.62% 0.67% 31%
$ 19.20 27.35% $ 62,927 0.74% 0.61% 0.60% 0.96%
8
64%
$ 16.12 18.27% $ 58,597 0.74% 0.61% 0.60% 1.10% 63%
$ 13.75 (20.56)% $ 60,005 0.75% 0.61% 0.60% 0.81%
9
65%
$ 18.38 51.47% $ 67,830 0.83%
10
0.72%
10
0.71%
10
0.43%
10,11
60%
7
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 15.91 (6.21)% $ 9,601 1.01% 0.88% 0.87% 0.50% 31%
$ 19.16 27.05% $ 7,557 1.02% 0.86% 0.85% 0.72%
8
64%
$ 16.09 17.94% $ 4,325 1.02% 0.86% 0.85% 0.84% 63%
$ 13.71 (20.75)% $ 4,979 1.00% 0.86% 0.85% 0.55%
9
65%
$ 18.32 51.05% $ 8,123 1.08%
10
0.97%
10
0.96%
10
0.16%
10,11
60%
7
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 15.96 (6.08)% $ 41,505 0.66% 0.53% 0.52% 0.78% 31%
$ 19.25 27.60% $ 45,401 0.67% 0.51% 0.50% 1.06%
8
64%
$ 16.14 18.35% $ 38,693 0.67% 0.51% 0.50% 1.19% 63%
$ 13.77 (20.51)% $ 37,123 0.65% 0.51% 0.50% 0.91%
9
65%
$ 18.41 51.60% $ 54,607 0.74%
10
0.63%
10
0.62%
10
0.64%
10,11
60%
7
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 14.49 0.14 0.43 0.57 (0.42) (0.31) (0.73)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.09 0.37
13
2.45 2.82 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.73 0.35 2.37 2 .72 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.12 0.39 (3.39) (3.00) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0.34 2.31 2.65 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0 .34)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 14.51 0.13 0.43 0.56 (0.40) (0.31) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.10 0.34
13
2.46 2.80 (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.71 0.32 2.36 2.68 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.08 0.32 (3.34) (3.02) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0.28 2.33 2.61 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 14.46 0.14 0.44 0.58 (0.43) (0.31) (0.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.07 0.39
13
2.43 2.82 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.72 0.37 2.35 2.72 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.10 0.39 (3.37) (2.98) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0.37 2.29 2.66 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0 .35)
AQR EMERGING MULTI-STYLE II FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 11.48 0.13
14
(0.60) (0.47) (0.49) — (0.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.37 0.34 2.31 2.65 (0.54) — (0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0.39 0.90 1.29 (0.41) — (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.83) (3.42) (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0.34
11
1.48 1.82 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
AQR EMERGING MULTI-STYLE II FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 11.58 0.12
14
(0.60) (0.48) (0.47) — (0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.42 0.26 2.39 2.65 (0.49) — (0.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.51 0.51 0.75 1.26 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.22 0.33 (3.78) (3.45) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0.33
11
1.46 1.79 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
AQR EMERGING MULTI-STYLE II FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 11.48 0.14
14
(0.60) (0.46) (0.50) — (0.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.37 0.33 2.33 2.66 (0.55) — (0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0.40 0.90 1.30 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.82) (3.41) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0.31
11
1.51 1.82 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 14.33 4.39% $ 114,568 0.60% 0.57% 0.56% 2.03% 34%
$ 14.49 23.85% $ 107,359 0.66%
13
0.62%
13
0.62%
13
2.76%
13
61%
$ 12.09 28.33% $ 83,745 0.61% 0.56% 0.55% 2.98% 69%
$ 9.73 (23.62)% $ 62,389 0.63% 0.56% 0.56% 3.17% 73%
$ 13.12 24.97% $ 81,680 0.61% 0.56% 0.56% 2.61% 62%
7
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 14.36 4.26% $ 1,596 0.85% 0.82% 0.81% 1.83% 34%
$ 14.51 23.59% $ 1,389 0.91%
13
0.87%
13
0.87%
13
2.54%
13
61%
$ 12.10 27.88% $ 1,072 0.86% 0.81% 0.80% 2.72% 69%
$ 9.71 (23.79)% $ 1,074 0.88% 0.81% 0.81% 2.61% 73%
$ 13.08 24.67% $ 4,184 0.86% 0.81% 0.81% 2.17% 62%
7
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 14.30 4.47% $ 505,204 0.50% 0.47% 0.46% 2.10% 34%
$ 14.46 23.92% $ 490,671 0.56%
13
0.52%
13
0.52%
13
2.91%
13
61%
$ 12.07 28.42% $ 393,769 0.51% 0.46% 0.45% 3.12% 69%
$ 9.72 (23.50)% $ 311,227 0.53% 0.46% 0.46% 3.23% 73%
$ 13.10 25.13% $ 418,160 0.51% 0.46% 0.46% 2.89% 62%
7
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 10.52 (4.01)% $ 78,161 0.75% 0.71% 0.70% 2.50%
14
33%
$ 11.48 29.64% $ 73,128 0.76% 0.72% 0.71% 3.32% 61%
$ 9.37 15.47% $ 49,505 0.77% 0.72% 0.71% 4.15% 65%
$ 8.49 (28.72)% $ 44,791 0.79% 0.71% 0.70% 3.69% 61%
$ 12.20 17.26% $ 66,601 0.80% 0.72% 0.72% 2.68%
11
61%
7
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 10.63 (4.10)% $ 1,765 1.01% 0.96% 0.95% 2.27%
14
33%
$ 11.58 29.36% $ 1,030 1.02% 0.97% 0.96% 2.59% 61%
$ 9.42 14.96% $ 685 1.03% 0.97% 0.96% 5.43% 65%
$ 8.51 (28.85)% $ 846 1.04% 0.96% 0.95% 2.87% 61%
$ 12.22 16.96% $ 3,885 1.05% 0.96% 0.96% 2.56%
11
61%
7
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 10.52 (3.94)% $ 424,251 0.66% 0.61% 0.60% 2.59%
14
33%
$ 11.48 29.78% $ 458,030 0.68% 0.62% 0.61% 3.27% 61%
$ 9.37 15.62% $ 450,400 0.68% 0.62% 0.61% 4.25% 65%
$ 8.49 (28.65)% $ 399,011 0.69% 0.61% 0.60% 3.74% 61%
$ 12.20 17.32% $ 572,793 0.71% 0.63% 0.63% 2.44%
11
61%
7
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 23.87 0.09 (0.57) (0.48) (0.20) (2.84) (3.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.53 0.13 6.91 7.04 (0.21) (2.49) (2.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.08 0.25 2.24 2.49 (0.24) (1.80) (2.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.21 (3.67) (3.46) (0.13) (4.25) (4.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0.10 6.30 6.40 (0.17) (3.78) (3.95)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 23.85 0.06 (0.58) (0.52) (0.14) (2.84) (2.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.53 0.07 6.92 6.99 (0.18) (2.49) (2.67)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.07 0.19 2.26 2.45 (0 .19) (1.80) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.16 (3.70) (3.54) (0.06) (4.25) (4.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0.04 6.31 6.35 (0.11) (3.78) (3.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 23.74 0.10 (0.57) (0.47) (0.22) (2.84) (3.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.43 0.15 6.88 7.03 (0.23) (2.49) (2.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.00 0.26 2.23 2.49 (0 .26) (1.80) (2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.83 0.24 (3.67) (3.43) (0.15) (4.25) (4.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0.13 6.28 6.41 (0.20) (3.78) (3.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 23.02 0.04 (1.99) (1.95) (0.07) (3.62) (3.69)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.62 0.07 6.09 6.16 (0.15) (0.61) (0.76)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.88 0.17
6
1.67 1.84 (0 .10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.93 0.12
9
(4.92) (4.80) (0.07) (5.18) (5.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 (0.00)
15
7.92 7.92 (0.15) (1.31) (1.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0 .74) (0.84)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 23.03 0.02 (1.99) (1.97) (0.06) (3.62) (3.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.61 0.02 6.09 6.11 (0.08) (0.61) (0.69)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.86 0.14
6
1.66 1.80 (0.05) — (0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.91 0.07
9
(4.93) (4.86) (0.01) (5.18) (5.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 (0.07) 7.93 7.86 (0.09) (1.31) (1.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0 .74) (0.81)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 22.91 0.05 (1.97) (1.92) (0.09) (3.62) (3.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.54 0.09 6.07 6.16 (0.18) (0.61) (0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.81 0.20
6
1.65 1.85 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.85 0.14
9
(4.91) (4.77) (0.09) (5.18) (5.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0.03 7.89 7.92 (0.17) (1.31) (1.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 20.35 (3.18)% $ 279,549 0.42% 0.41% 0.40% 0.79% 43%
$ 23.87 39.57% $ 327,410 0.43% 0.41% 0.40% 0.60% 53%
$ 19.53 13.64% $ 355,279 0.43% 0.41% 0.40% 1.27% 87%
$ 19.08 (16.71)% $ 412,574 0.42% 0.41% 0.40% 0.87% 84%
$ 26.92 28.54% $ 794,698 0.42% 0.41% 0.40% 0.41% 102%
7
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 20.35 (3.33)% $ 83,120 0.68% 0.66% 0.65% 0.54% 43%
$ 23.85 39.22% $ 80,533 0.68% 0.66% 0.65% 0.35% 53%
$ 19.53 13.42% $ 61,272 0.68% 0.66% 0.65% 0.99% 87%
$ 19.07 (16.97)% $ 52,860 0.67% 0.66% 0.65% 0.70% 84%
$ 26.92 28.27% $ 58,376 0.67% 0.66% 0.65% 0.15% 102%
7
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 20.21 (3.15)% $ 235,421 0.33% 0.31% 0.30% 0.89% 43%
$ 23.74 39.74% $ 268,445 0.33% 0.31% 0.30% 0.70% 53%
$ 19.43 13.74% $ 228,243 0.33% 0.31% 0.30% 1.36% 87%
$ 19.00 (16.64)% $ 226,855 0.32% 0.31% 0.30% 1.03% 84%
$ 26.83 28.68% $ 307,619 0.31% 0.31% 0.30% 0.51% 102%
7
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 17.38 (10.81)% $ 84,876 0.74% 0.61% 0.60% 0.40% 39%
$ 23.02 35.90% $ 103,227 0.75% 0.63% 0.62% 0.33% 60%
$ 17.62 11.61% $ 132,059 0.71% 0.62% 0.61% 0.97%
6
54%
$ 15.88 (23.61)% $ 152,563 0.68% 0.61% 0.60% 0.61%
9
74%
$ 25.93 41.25% $ 210,181 0.67% 0.61% 0.60% 0.00% 103%
7
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 17.38 (10.89)% $ 10,413 0.99% 0.86% 0.85% 0.22% 39%
$ 23.03 35.53% $ 3,321 1.00% 0.88% 0.87% 0.09% 60%
$ 17.61 11.34% $ 1,840 0.96% 0.87% 0.86% 0.81%
6
54%
$ 15.86 (23.83)% $ 4,488 0.93% 0.86% 0.85% 0.36%
9
74%
$ 25.91 40.98% $ 5,908 0.92% 0.86% 0.85% (0.28)% 103%
7
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 17.28 (10.72)% $ 21,735 0.64% 0.51% 0.50% 0.49% 39%
$ 22.91 36.05% $ 30,913 0.65% 0.53% 0.52% 0.44% 60%
$ 17.54 11.71% $ 23,052 0.61% 0.52% 0.51% 1.16%
6
54%
$ 15.81 (23.56)% $ 43,555 0.58% 0.51% 0.50% 0.72%
9
74%
$ 25.85 41.41% $ 61,524 0.57% 0.51% 0.50% 0.11% 103%
7
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 18.30 0.14
16
0.05 0.19 (0.56) (2.63) (3.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.07 0.30
13
4.09 4.39 (1.06) (1.10) (2.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.64 0.42 2.44 2.86 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.11 0.40 (5.43) (5.03) (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0.29 2.83 3.12 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 18.61 0.13
16
0.05 0.18 (0.52) (2.63) (3.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.03 0.25
13
4.15 4.40 (0.72) (1.10) (1.82)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0.43 2.38 2.81 (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.05 0.37 (5.45) (5.08) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0.23 2.85 3.08 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 18.26 0.15
16
0.05 0.20 (0.58) (2.63) (3.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.04 0.32
13
4.08 4.40 (1.08) (1.10) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0.46 2.40 2.86 (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.08 0.42 (5.42) (5.00) (0.46) — (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0.31 2.83 3.14 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 25.62 0.15 0.32 0.47 (0.36) (4.56) (4.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.43 0.34 5.18 5.52 (0.52) (4.81) (5.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.99 0.40 2.61 3.01 (0.35) (2.22) (2.57)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.60 0.38 (4.18) (3.80) (0.34) (0.47) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0.31 4.75 5.06 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0 .27)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 25.56 0.12 0.33 0.45 (0.29) (4.56) (4.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.35 0.27 5.17 5.44 (0.42) (4.81) (5.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.90 0.33 2.60 2.93 (0.26) (2.22) (2.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.50 0.29 (4.17) (3.88) (0.25) (0.47) (0.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0.24 4.73 4.97 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0 .21)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 25.58 0.16 0.32 0.48 (0.38) (4.56) (4.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.41 0.35 5.17 5.52 (0.54) (4.81) (5.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.97 0.43 2.60 3.03 (0.37) (2 .22) (2.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.57 0.40 (4.17) (3.77) (0.36) (0.47) (0.83)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0.33 4.73 5.06 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0 .29)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 15.30 2.04% $ 94,438 0.74%
16
0.63%
16
0.62%
16
1.86%
16
48%
$ 18.30 29.82% $ 108,403 0.72%
13
0.63%
13
0.62%
13
1.76%
13
56%
$ 16.07 21.13% $ 139,754 0.66% 0.58% 0.55% 2.63% 72%
$ 13.64 (27.03)% $ 158,014 0.63% 0.58% 0.57% 2.23% 77%
$ 19.11 19.40% $ 332,293 0.60% 0.56% 0.55% 1.54% 84%
7
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 15.64 1.92% $ 4,011 0.99%
16
0.88%
16
0.87%
16
1.65%
16
48%
$ 18.61 29.55% $ 4,351 0.98%
13
0.88%
13
0.87%
13
1.44%
13
56%
$ 16.03 20.82% $ 4,747 0.90% 0.83% 0.80% 2.73% 72%
$ 13.62 (27.23)% $ 33,996 0.89% 0.83% 0.82% 2.11% 77%
$ 19.05 19.18% $ 68,275 0.85% 0.81% 0.80% 1.24% 84%
7
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 15.25 2.10% $ 73,062 0.64%
16
0.53%
16
0.52%
16
1.95%
16
48%
$ 18.26 29.98% $ 89,892 0.63%
13
0.53%
13
0.52%
13
1.90%
13
56%
$ 16.04 21.21% $ 83,251 0.56% 0.48% 0.45% 2.86% 72%
$ 13.62 (26.95)% $ 127,615 0.54% 0.48% 0.47% 2.42% 77%
$ 19.08 19.55% $ 200,637 0.50% 0.46% 0.45% 1.69% 84%
7
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 21.17 2.19% $ 1,328,623 0.40% 0.40% 0.39% 1.31% 12%
$ 25.62 25.38% $ 1,575,463 0.38% 0.38% 0.37% 1.39% 21%
$ 25.43 12.30% $ 2,123,494 0.38% 0.38% 0.37% 1.56% 31%
$ 24.99 (13.40)% $ 2,734,495 0.38% 0.38% 0.37% 1.29% 28%
$ 29.60 20.53% $ 3,903,177 0.37% 0.37% 0.37% 1.13% 17%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 21.16 2.09% $ 126,101 0.66% 0.66% 0.65% 1.05% 12%
$ 25.56 25.02% $ 162,498 0.66% 0.66% 0.65% 1.12% 21%
$ 25.35 12.02% $ 227,113 0.66% 0.66% 0.65% 1.28% 31%
$ 24.90 (13.66)% $ 296,466 0.66% 0.66% 0.65% 1.01% 28%
$ 29.50 20.17% $ 432,165 0.66% 0.65% 0.65% 0.85% 17%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 21.12 2.24% $ 706,091 0.31% 0.31% 0.30% 1.40% 12%
$ 25.58 25.42% $ 779,352 0.32% 0.31% 0.30% 1.46% 21%
$ 25.41 12.41% $ 774,647 0.31% 0.31% 0.30% 1.64% 31%
$ 24.97 (13.31)% $ 913,045 0.31% 0.31% 0.30% 1.37% 28%
$ 29.57 20.55% $ 1,344,591 0.31% 0.30% 0.30% 1.20% 17%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 15.43 0.12 (0.31) (0.19) (0.32) — (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.12 0.30 2.43 2.73 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.44 0.34 1.59 1.93 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.31 (3.57) (3.26) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.29 1.86 2.15 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
12
0.43 (0.34) — (0.34)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 16.05 0.10 (0.31) (0.21) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.60 0.31 2.49 2.80 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.84 0.32 1.66 1.98 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.60 0.28 (3.70) (3.42) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0.26 1.92 2.18 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
12
0.42 (0.31) — (0.31)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 15.42 0.13 (0.30) (0.17) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.12 0.35 2.38 2.73 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.43 0.36 1.60 1.96 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.34 (3.59) (3.25) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.33 1.83 2.16 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
12
0.44 (0.35) — (0.35)
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2025 $ 11.63 0.08 0.69 0.77 (0.27) (1.16) (1.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.35 0.18 2.67 2.85 (0.28) (0.29) (0.57)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.77 0.20
6
1.74 1.94 (0.11) (0.25) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.45 0.15 (1.61) (1.46) (0.20) (1.02) (1.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0.13 1.82 1.95 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2025 $ 11.43 0.07 0.68 0.75 (0.21) (1.16) (1.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.20 0.16 2.62 2.78 (0.26) (0.29) (0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.66 0.17
6
1.72 1.89 (0.10) (0.25) (0 .35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.32 0.12 (1.58) (1.46) (0.18) (1.02) (1.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0.11 1.79 1.90 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2025 $ 11.72 0.08 0.70 0.78 (0.28) (1.16) (1.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.42 0.20 2.68 2.88 (0.29) (0.29) (0.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.83 0.21
6
1.76 1.97 (0.13) (0.25) (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.52 0.16 (1.62) (1.46) (0.21) (1.02) (1.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0.14 1.84 1.98 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)

AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2025 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 14.92 (1.14)% $ 42,932 0.64% 0.56% 0.56% 1.59% 13%
$ 15.43 21.23% $ 48,753 0.64% 0.57% 0.56% 2.17% 22%
$ 13.12 17.00% $ 88,244 0.64% 0.56% 0.55% 2.58% 25%
$ 11.44 (22.21)% $ 99,478 0.65% 0.56% 0.55% 2.26% 34%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 15.56 (1.23)% $ 2,396 0.89% 0.81% 0.81% 1.34% 13%
$ 16.05 20.93% $ 2,782 0.90% 0.82% 0.81% 2.11% 22%
$ 13.60 16.80% $ 3,067 0.89% 0.81% 0.80% 2.33% 25%
$ 11.84 (22.47)% $ 6,027 0.89% 0.81% 0.80% 1.95% 34%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 14.91 (1.02)% $ 195,033 0.54% 0.46% 0.46% 1.73% 13%
$ 15.42 21.29% $ 198,277 0.55% 0.47% 0.46% 2.50% 22%
$ 13.12 17.22% $ 163,844 0.54% 0.46% 0.45% 2.73% 25%
$ 11.43 (22.19)% $ 129,578 0.55% 0.46% 0.45% 2.43% 34%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 10.97 6.84% $ 22,237 0.84% 0.83% 0.82% 1.51% 56%
$ 11.63 31.91% $ 12,518 0.83% 0.81% 0.80% 1.77% 121%
$ 9.35 25.68% $ 12,211 0.83% 0.81% 0.80% 2.25%
6
115%
$ 7.77 (16.48)% $ 6,796 0.82% 0.81% 0.80% 1.54% 123%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 10.81 6.82% $ 10,212 1.09% 1.08% 1.07% 1.32% 56%
$ 11.43 31.57% $ 5,128 1.08% 1.06% 1.05% 1.59% 121%
$ 9.20 25.33% $ 6,950 1.08% 1.06% 1.05% 1.99%
6
115%
$ 7.66 (16.70)% $ 5,811 1.07% 1.06% 1.05% 1.29% 123%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 11.06 6.89% $ 382,684 0.73% 0.73% 0.72% 1.42% 56%
$ 11.72 32.01% $ 373,555 0.73% 0.71% 0.70% 1.88% 121%
$ 9.42 25.80% $ 301,712 0.73% 0.71% 0.70% 2.34%
6
115%
$ 7.83 (16.38)% $ 260,152 0.72% 0.71% 0.70% 1.68% 123%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund ..............................................
$ 0.02
0.14%
AQR Small Cap Momentum Style Fund ..........................................
0.02
0.12
AQR Global Equity Fund .....................................................
0.01
0.13
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.02
0 .14%
AQR Small Cap Momentum Style Fund ..........................................
0.05
0 .23
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
EXPENSES,
NET OF
REIMBURSEMENTS
AQR Small Cap Multi-Style Fund – Class I and N .
$ 0 .01
0 .07%
0 .11%
0 .11%
AQR Small Cap Multi-Style Fund – Class R6 ....
0 .01
0 .08
0 .12
0 .12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.03
0.16%
AQR Emerging Multi-Style II Fund ..............................................
0.03
0.25
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
EXPENSES,
NET OF
REIMBURSEMENTS
AQR International Multi-Style Fund ...........
$ 0.01
0.11%
0.07%
0 .07%
AQR International Momentum Style Fund ......
0.02
0.11
0.07
0.07
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the year ended September 30, 2023, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
Excludes activity related to Funds’ reorganizations.
8
For the year ended September 30, 2024, AQR Small Cap Multi-Style Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.03 and
0.18%, respectively.
9
For the year ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
10
For the year ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the
Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements and Expenses, Net of Reimbursements
of each class would have been reduced by the amounts and percentages shown below:
11
For the year ended September 30, 2021, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
12
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
13
For the year ended September 30, 2024, certain Funds received European Union ("EU") tax reclaims and incurred the related fees. Had these
EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements
and Expenses, Net of Reimbursements of each class would have been reduced by the amounts and percentages shown below:
14
For the period ended March 31, 2025, the AQR Emerging Multi-Style II Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.04 and
0.39%, respectively.
15
Amount is less than $.005 per share.

Financial Highlights
AQR Funds | Semi-Annual Report | March 2025
The accompanying notes are an integral part of these financial statements.
March 31, 2025 (Unaudited)
16
For the period ended March 31, 2025, the AQR International Momentum Style Fund received European Union ("EU") tax reclaims and incurred the related fees. Had these EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio,
Expenses, Before Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by $0.02, 0.11%, 0.07%
and 0.07%, respectively.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2025, the Trust consists of twenty-two active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR
Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive
Style Fund and AQR Global Equity Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR Emerging
Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of the AQR Large Cap Defensive Style Fund and AQR International
Defensive Style Fund is to seek total return. Each Fund offers Class I, N and R6 shares.
2. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and changes between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated using the specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31,
2025, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Operating Segments: In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Funds Chief Executive Officer acts as each Fund's chief operating decision maker
(“CODM”), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser or Sub-Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Operations
and Changes in Net Assets, and Financial Highlights.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
3. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
When market quotations are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotations obtained from pricing services or established market makers. When market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily indication of the risks associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,044,113,342 $ – $ – $ 1,044,113,342
Investment Companies ........................... 50,578,975 – – 50,578,975
Futures Contracts * ............................... 588,661 – – 588,661
Total Assets $ 1,095,280,978 $ – $ – $ 1,095,280,978
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 99,081,468 $ – $ 2,663 $ 99,084,131
Investment Companies ........................... 5,183,346 – – 5,183,346
Futures Contracts * ............................... 30,584 – – 30,584
Total Assets $ 104,295,398 $ – $ 2,663 $ 104,298,061
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 74,348,771 $ 516,649,865 $ – $ 590,998,636
Investment Companies ........................... 26,193,727 – – 26,193,727
Total Assets $ 100,542,498 $ 516,649,865 $ – $ 617,192,363
LIABILITIES
Futures Contracts * ............................... $ (922,830) $ – $ – $ (922,830)
Total Liabilities $ (922,830) $ – $ – $ (922,830)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 87,636,520 $ 388,421,815 $ –
(a)
$ 476,058,335
Preferred Stocks
†
................................ 4,082,107 – – 4,082,107
Investment Companies ........................... 22,927,181 – – 22,927,181
Total Assets $ 114,645,808 $ 388,421,815 $ –
(a)
$ 503,067,623

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts * ............................... $ (731,974) $ – $ – $ (731,974)
Total Liabilities $ (731,974) $ – $ – $ (731,974)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 572,808,609 $ – $ – $ 572,808,609
Investment Companies ........................... 25,722,593 – – 25,722,593
Futures Contracts * ............................... 281,384 – – 281,384
Total Assets $ 598,812,586 $ – $ – $ 598,812,586
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 114,108,956 $ – $ 2,791 $ 114,111,747
Investment Companies ........................... 3,542,981 – – 3,542,981
Futures Contracts * ............................... 17,167 – – 17,167
Total Assets $ 117,669,104 $ – $ 2,791 $ 117,671,895
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 28,910,219 $ 135,811,801 $ – $ 164,722,020
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 2,496,084 – – 2,496,084
Total Assets $ 31,406,303 $ 135,811,801 $ –
(a)
$ 167,218,104
LIABILITIES
Futures Contracts * ............................... $ (147,743) $ – $ – $ (147,743)
Total Liabilities $ (147,743) $ – $ – $ (147,743)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 2,079,531,615 $ – $ – $ 2,079,531,615
Investment Companies ........................... 81,551,966 – – 81,551,966
Futures Contracts * ............................... 932,972 – – 932,972
Total Assets $ 2,162,016,553 $ – $ – $ 2,162,016,553
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 33,410,344 $ 195,822,063 $ – $ 229,232,407
Preferred Stocks
†
................................ – 2,601,528 – 2,601,528
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 7,245,831 – – 7,245,831
Total Assets $ 40,656,175 $ 198,423,591 $ –
(a)
$ 239,079,766
LIABILITIES
Futures Contracts * ............................... $ (213,499) $ – $ – $ (213,499)
Total Liabilities $ (213,499) $ – $ – $ (213,499)
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 260,956,125 $ 98,046,635 $ –
(a)
$ 359,002,760
Preferred Stocks
†
................................ – 127,470 – 127,470
Investment Companies ........................... 40,843,457 – – 40,843,457
Total Return Swap Contracts * ....................... – 635,690 – 635,690
Futures Contracts * ............................... 564,430 – – 564,430
Forward Foreign Currency Exchange Contracts * ........ – 6,380,210 – 6,380,210
Total Assets $ 302,364,012 $ 105,190,005 $ –
(a)
$ 407,554,017

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund,  AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR International Momentum Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund are considered quantitatively insignificant for additional disclosure.
5. Federal Income Tax Matters
At March 31, 2025, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was primarily due to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of September 30, 2024, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Total Return Swap Contracts * ....................... $ – $ (238,965) $ – $ (238,965)
Futures Contracts * ............................... (1,225,818) – – (1,225,818)
Forward Foreign Currency Exchange Contracts * ........ – (4,536,583) – (4,536,583)
Total Liabilities $ (1,225,818) $ (4,775,548) $ – $ (6,001,366)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 667,195,620 $ 447,929,883 $ (19,844,525) $ 428,085,358
AQR Small Cap Multi-Style Fund ............................ 75,064,457 34,253,285 (5,019,681) 29,233,604
AQR International Multi-Style Fund .......................... 463,092,643 169,749,791 (16,572,901) 153,176,890
AQR Emerging Multi-Style II Fund ........................... 414,154,444 112,272,498 (24,091,293) 88,181,205
AQR Large Cap Momentum Style Fund ....................... 332,628,178 282,012,367 (15,827,959) 266,184,408
AQR Small Cap Momentum Style Fund ....................... 78,942,183 41,792,704 (3,062,992) 38,729,712
AQR International
Momentum
Style Fund ..................... 104,269,760 63,422,087 (621,486) 62,800,601
AQR Large Cap Defensive Style Fund ........................ 1,250,662,810 922,081,415 (10,727,672) 911,353,743
AQR International Defensive Style Fund ...................... 181,140,098 61,495,537 (3,769,368) 57,726,169
AQR Global Equity Fund .................................. 324,123,035 95,981,299 (18,551,683) 77,429,616
FUND SHORT-TERM LONG-TERM
AQR Emerging Multi-Style II Fund .................................................. $ 12,711,121 $ —
AQR International Defensive Style Fund ............................................. 4,998,825 5,697,578

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
6. Investment Transactions
During the period ended March 31, 2025, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
7. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. All derivative instruments held by the Funds were subject to a Master Agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk exposure and type of derivative contract, as included in the Statements of Assets and Liabilities at March 31, 2025:
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 301,193,310 $ 381,549,171
AQR Small Cap Multi-Style Fund ........................................................... 32,820,241 37,120,645
AQR International Multi-Style Fund ......................................................... 191,029,628 190,424,590
AQR Emerging Multi-Style II Fund .......................................................... 160,782,298 156,520,685
AQR Large Cap Momentum Style Fund ...................................................... 272,083,192 325,579,050
AQR Small Cap Momentum Style Fund ...................................................... 50,552,176 52,511,981
AQR International Momentum Style Fund .................................................... 83,129,460 113,650,038
AQR Large Cap Defensive Style Fund ....................................................... 267,019,831 650,042,409
AQR International Defensive Style Fund ..................................................... 29,529,532 34,961,243
AQR Global Equity Fund ................................................................. 202,368,845 197,148,931
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 588,661 30,584 922,830 731,974
Unrealized Appreciation on Futures Contracts
*
.................. $ 588,661 $ 30,584 $ – $ –
Unrealized Depreciation on Futures Contracts
*
................. – – (922,830) (731,974)
588,661 30,584 922,830 731,974
Net Fair Value of Derivative Contracts: 588,661 30,584 (1,845,660) (1,463,948)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 588,661 30,584 (922,830) (731,974)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 281,384 17,167 147,743 932,972
Unrealized Appreciation on Futures Contracts
*
.................. $ 281,384 $ 17,167 $ – $ 932,972
Unrealized Depreciation on Futures Contracts
*
................. – – (147,743) –
281,384 17,167 147,743 932,972
Net Fair Value of Derivative Contracts: 281,384 17,167 (295,486) 932,972
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 281,384 17,167 (147,743) 932,972

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and type of derivative contract, on the Statements of Operations for the period ended March 31, 2025:
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Equity Risk Exposure: 213,499 2,664,901
Unrealized Appreciation on Futures Contracts
*
................................................. $ – $ 564,430
Swaps at Value (Assets) ................................................................. – 635,690
Unrealized Depreciation on Futures Contracts
*
................................................ (213,499) (1,225,818)
Swaps at Value (Liabilities) ............................................................... – (238,965)
213,499 2,664,901
Foreign Exchange Rate Risk Exposure: – 10,916,793
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... – 6,380,210
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... – (4,536,583)
– 10,916,793
Net Fair Value of Derivative Contracts: (426,998) 917,573
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... (213,499) (661,388)
Swaps at Value ........................................................................ – 396,725
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... – 1,843,627
* Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (1,473,683) (131,100) 935,416 1,025,265
Futures Contracts ....................................... $ (1,473,683) $ (131,100) $ 935,416 $ 1,025,265
(1,473,682.87) (131,100.4) 935,415.75 1,025,265.19
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (669,968) (165,448) (1,353,144) (2,171,478)
Futures Contracts ....................................... (669,968) (165,448) (1,353,144) (2,171,478)
669,968 165,448 1,353,144 2,171,478
*
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 402,211 (94,310) (64,618) (1,356,020)
Futures Contracts ....................................... $ 402,211 $ (94,310) $ (64,618) $ (1,356,020)
402,211.21 (94,310.4) (64,617.99) (1,356,019.67)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (353,890) (217,117) (266,770) (1,101,376)
Futures Contracts ....................................... (353,890) (217,117) (266,770) (1,101,376)
353,890 217,117 266,770 1,101,376

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
The following tables present the AQR Global Equity Fund's gross OTC derivative assets and liabilities, by counterparty and type of derivative contract, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of March 31, 2025:
AQR Global Equity Fund
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 393,572 9,100,319
Futures Contracts ...................................................................... $ 393,572 $ 7,631,946
Swap Contracts ....................................................................... – 1,468,373
393,572.16 9,100,318.66
Foreign Exchange Rate Risk Exposure: – 2,411,061
Forward Foreign Currency Exchange Contracts ................................................ – 2,411,061
– 2,411,061
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (318,789) (1,063,889)
Futures Contracts ...................................................................... (318,789) (2,010,431)
Swap Contracts ....................................................................... – 946,543
318,789 1,063,889
Foreign Exchange Rate Risk Exposure: – 997,012
Forward Foreign Currency Exchange Contracts ................................................ – 997,012
– 997,012
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 3,193,273 $ (2,268,910) $ 924,363 $ – $ (924,363) $ –
GSIN .......... Total Return Swap
Contracts 436,265 (33,152) 403,113 – (140,018) 263,095
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,186,937 (2,267,673) 919,264
JPMC .......... Total Return Swap
Contracts 199,425 (199,425) –
Total JPMC 3,386,362 (2,467,098) 919,264 – – 919,264
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,015,900 (4,769,160) 2,246,740 – (1,064,381) 1,182,359

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $12,767 and total additional collateral pledged was $8,566,453.
For the period ended March 31, 2025, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,268,910 $ (2,268,910) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 33,152 (33,152) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,267,673 (2,267,673) –
JPMC .......... Total Return Swap
Contracts 205,813 (199,425) 6,388
Total JPMC 2,473,486 (2,467,098) 6,388 – (6,388) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,775,548 (4,769,160) 6,388 – (6,388) –
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 40,913,546 $ 4,789,548 $ 27,864,118 $ 18,716,462 $ 25,391,508
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 44,943,338 4,358,265 25,854,410 19,605,620 21,482,350
Ending Notional Balance - Short – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
8. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 4,721,518 $ 6,553,032 $ 68,112,767 $ 5,999,438 $ 113,850,655
Average Notional Balance - Short – – – – 65,124,367
Ending Notional Balance - Long 3,142,005 6,161,565 71,230,950 6,040,750 109,815,414
Ending Notional Balance - Short – – – – 44,195,608
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 401,442,793
Average Settlement Value - Sold – – – – 345,870,701
Ending Value - Purchased – – – – 500,017,217
Ending Value - Sold – – – – 398,940,850
Total Return Swap Contracts:
Average Notional Balance - Long – – – – 28,171,428
Average Notional Balance - Short – – – – 29,403,498
Ending Notional Balance - Long – – – – 12,652,216
Ending Notional Balance - Short – – – – 27,055,145
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0 .25%
AQR Small Cap Multi-Style Fund ......................................................................... 0 .45
AQR International Multi-Style Fund ........................................................................ 0 .40
AQR Emerging Multi-Style II Fund ........................................................................ 0 .50
AQR Large Cap Momentum Style Fund .................................................................... 0 .25
AQR Small Cap Momentum Style Fund .................................................................... 0 .45
AQR International Momentum Style Fund ................................................................... 0 .40
AQR Large Cap Defensive Style Fund ..................................................................... 0 .25
AQR International Defensive Style Fund .................................................................... 0 .40
AQR Global Equity Fund ............................................................................... 0 .60

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2026 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made.
Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The amounts reimbursed by the Adviser for the period ended March 31, 2025, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at March 31, 2025 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0 .15% 0 .15% 0 .05%
AQR Small Cap Multi-Style Fund ..................................................... 0 .15 0 .15 0 .05
AQR International Multi-Style Fund .................................................... 0 .15 0 .15 0 .05
AQR Emerging Multi-Style II Fund .................................................... 0 .20 0 .20 0 .10
AQR Large Cap Momentum Style Fund ................................................ 0 .15 0 .15 0 .05
AQR Small Cap Momentum Style Fund ................................................ 0 .15 0 .15 0 .05
AQR International Momentum Style Fund ............................................... 0 .15 0 .15 0 .05
AQR Large Cap Defensive Style Fund ................................................. 0 .15 0 .15 0 .05
AQR International Defensive Style Fund ................................................ 0 .15 0 .15 0 .05
AQR Global Equity Fund ........................................................... 0 .20 0 .20 0 .10
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31 ,
MARCH 31, 2025 MARCH 31, 2025 20 25 20 26 20 27 20 28
AQR LARGE CAP MULTI-STYLE FUND
Class I ................ $ 9,439 $ 77,703 $ 18,558 $ 25,494 $ 24,212 $ 9,439
Class N ................ 242 2,281 539 736 764 242
Class R6 ............... 36,428 329,642 66,739 105,631 120,844 36,428
Totals $ 46,109 $ 409,626 $ 85,836 $ 131,861 $ 145,820 $ 46,109
AQR SMALL CAP MULTI-STYLE FUND
Class I ................ $ 37,730 $ 250,748 $ 51,357 $ 87,506 $ 74,155 $ 37,730
Class N ................ 6,154 29,595 5,349 7,740 10,352 6,154
Class R6 ............... 31,292 200,415 36,961 64,860 67,302 31,292
Totals $ 75,176 $ 480,758 $ 93,667 $ 160,106 $ 151,809 $ 75,176
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ................ $ 18,366 $ 126,980 $ 33,994 $ 37,045 $ 37,575 $ 18,366
Class N ................ 230 2,859 1,593 559 477 230
Class R6 ............... 84,157 626,363 166,146 183,962 192,098 84,157
Totals $ 102,753 $ 756,202 $ 201,733 $ 221,566 $ 230,150 $ 102,753
AQR EMERGING MULTI-STYLE II FUND
Class I ................ $ 15,757 $ 92,370 $ 21,673 $ 26,178 $ 28,762 $ 15,757
Class N ................ 311 2,238 756 612 559 311
Class R6 ............... 103,408 820,942 187,013 261,166 269,355 103,408
Totals $ 119,476 $ 915,550 $ 209,442 $ 287,956 $ 298,676 $ 119,476
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ................ $ 26,829 $ 227,453 $ 53,841 $ 77,479 $ 69,304 $ 26,829
Class N ................ 8,108 45,185 6,250 13,660 17,167 8,108
Class R6 ............... 25,593 167,322 28,707 54,450 58,572 25,593
Totals $ 60,530 $ 439,960 $ 88,798 $ 145,589 $ 145,043 $ 60,530

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
During the period ended March 31, 2025, the Funds repaid to the Advisor the following amounts previously reimbursed:
9. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
10. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, and equity risks.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargoes, tariffs or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31,
MARCH 31, 2025 MARCH 31, 2025 2025 2026 2027 2028
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ................ $ 64,033 $ 419,189 $ 74,236 $ 146,937 $ 133,983 $ 64,033
Class N ................ 5,478 13,702 2,180 3,165 2,879 5,478
Class R6 ............... 18,897 105,874 21,126 34,158 31,693 18,897
Totals $ 88,408 $ 538,765 $ 97,542 $ 184,260 $ 168,555 $ 88,408
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ................ $ 56,097 $ 377,129 $ 76,363 $ 135,759 $ 108,910 $ 56,097
Class N ................ 2,384 39,748 14,226 19,157 3,981 2,384
Class R6 ............... 45,804 284,688 59,036 99,252 80,596 45,804
Totals $ 104,285 $ 701,565 $ 149,625 $ 254,168 $ 193,487 $ 104,285
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ................ $ 15,575 $ – $ – $ – $ – $ –
Class N ................ 3,210 22,578 – 8,319 11,049 3,210
Class R6 ............... 16,082 128,091 21,152 33,622 57,235 16,082
Totals $ 34,867 $ 150,669 $ 21,152 $ 41,941 $ 68,284 $ 19,292
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ................ $ 16,862 $ 218,414 $ 69,922 $ 83,578 $ 48,052 $ 16,862
Class N ................ 984 11,694 3,656 4,761 2,293 984
Class R6 ............... 76,351 452,803 95,599 131,840 149,013 76,351
Totals $ 94,197 $ 682,911 $ 169,177 $ 220,179 $ 199,358 $ 94,197
AQR GLOBAL EQUITY FUND
Class I ................ $ 167 $ 6,029 $ 2,143 $ 1,915 $ 1,804 $ 167
Class N ................ 61 3,445 1,077 1,323 984 61
Class R6 ............... 4,829 164,643 47,009 59,977 52,828 4,829
Totals $ 5,057 $ 174,117 $ 50,229 $ 63,215 $ 55,616 $ 5,057
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Momentum Style Fund ....................................... $ 4,497 $ – $ –
AQR Large Cap Defensive Style Fund ........................................ 15,575 134 740
AQR Global Equity Fund .................................................. 163 61 3,125

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency exchange rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments, long-term or short-term, are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedules of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information, and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Non-traditional data, also known as “alternative data”, is often less structured than traditional data sets and usually has less history, making it more complicated to incorporate in quantitative models. Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When
Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Adviser also uses machine learning, which typically has less out-of-sample evidence and is less transparent or interpretable. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
11. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid as a result of borrowing under the Interfund Lending Program is reported as interfund lending expense on the
Statements of Operations.
During the reporting period, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2025
March 31, 2025 (Unaudited)
12. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $350,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 14, 2025.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the Statements of Operations.
During the reporting period, average borrowings under the line of credit were as follows:
There were no open borrowings as of March 31, 2025 by any of the Funds.
13. Principal Ownership
As of March 31, 2025, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
14. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
AGGREGATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Small Cap Multi-Style Fund ....................................... $ 7,039,000 5 .58% 2 $ 2,182
AQR Large Cap Momentum Style Fund .................................. 36,607,000 5 .58 2 11,348
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Large Cap Multi-Style Fund ........................... 2 90 .80% – %
AQR Small Cap Multi-Style Fund ............................ 4 90 .34 –
AQR International Multi-Style Fund .......................... 2 94 .07 –
AQR Emerging Multi-Style II Fund ........................... 3 96 .50 –
AQR Large Cap Momentum Style Fund ....................... 2 88 .78 –
AQR Small Cap Momentum Style Fund ....................... 2 94 .35 –
AQR International Momentum Style Fund ..................... 2 95 .61 –
AQR Large Cap Defensive Style Fund ........................ 6 83 .85 –
AQR International Defensive Style Fund ...................... 2 88 .44 –
AQR Global Equity Fund .................................. 3 96 .85 –

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | March 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
May 22, 2025

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina
Principal Financial Officer
May 22, 2025